As filed with the Securities and Exchange
Commission on February 10, 2006                     1933 Act File No. 333-126293
                                                    1940 Act File No. 811-21779


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                       POST-EFFECTIVE AMENDMENT NO.4                       [X]
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                              AMENDMENT NO.6                               [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                              JOHN HANCOCK FUNDS II

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844

                                 JOHN J. DANELLO
                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                               MARK P. GOSHKO, ESQ
                             KIRKPATRICK & LOCKHART
                              NICHOLSON GRAHAM LLP
                                 75 STATE STREET
                                BOSTON, MA 02109

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[X]  on April 28, 2006 pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of the John Hancock Funds II (the "Trust") on Form N-1A (File No. 333-126293) is being filed to register shares of six additional series of the Trust: The Absolute Return Portfolio, Global Real Estate Fund, High Income Fund, International Small Company Fund, Mid Cap Value Equity Fund and Real Estate Equity Fund.

This Amendment does not affect the following prospectuses and Statement of Additional Information and any supplements thereto, each of which is incorporated herein by reference to the noted filing: (i) the prospectus dated October 17, 2005, for Class NAV shares of certain funds of the Trust; (ii) the prospectus for Class 1 and 3 shares of certain funds of the Trust, as filed on Form N-1A on October 13, 2005 (iii) the prospectus dated October 17, 2005, for Class 1 shares of certain funds of the Trust (iv) the prospectus dated October 17, 2005, for Class A, Class B, and Class C shares of the Lifestyle Portfolios;
(v) the prospectus dated October 17, 2005, for Class R3, R4 and R5 shares of the Lifestyle Portfolios; (vi) the prospectus for Class 1 and 3 shares of the Lifestyle Portfolios, as filed on Form N-1A on October 13, 2005; (vii) the prospectus dated October 17, 2005, for Class 1 shares of the Lifestyle Portfolios and (viii) the Statement of Additional Information dated October 17, 2005.

                JOHN HANCOCK FUNDS II

                Absolute Return Portfolio

                PROSPECTUS -- CLASS A, CLASS B AND CLASS C SHARES      4.28.2006

                (JOHN HANCOCK LOGO)

                As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

            CONTENTS
            -------------------------------------------------------------

                                     OVERVIEW
                                     --------------------------------------------------------------------------
                                     ABSOLUTE RETURN PORTFOLIO                                                5
                                     YOUR ACCOUNT
                                     --------------------------------------------------------------------------
                                     CHOOSING A SHARE CLASS                                                   8
                                     HOW SALES CHARGES ARE CALCULATED                                         8
                                     SALES CHARGE REDUCTIONS AND WAIVERS                                      9
                                     OPENING AN ACCOUNT                                                      10
                                     BUYING SHARES                                                           11
                                     SELLING SHARES                                                          12
                                     TRANSACTION POLICIES                                                    14
                                     DIVIDENDS AND ACCOUNT POLICIES                                          16
                                     ADDITIONAL INVESTOR SERVICES                                            17
                                     INFORMATION ABOUT THE UNDERLYING FUNDS
                                     --------------------------------------------------------------------------
                                     RISKS OF INVESTING IN THE UNDERLYING FUNDS                              18
                                     DESCRIPTION OF UNDERLYING FUNDS                                         21
                                     FUND DETAILS
                                     --------------------------------------------------------------------------
                                     BUSINESS STRUCTURE                                                      30
                                     FINANCIAL HIGHLIGHTS                                                    31
                                     FOR MORE INFORMATION                                            BACK COVER
                                     --------------------------------------------------------------------------

                  OVERVIEW
                  --------------------------------------------------

                  JOHN HANCOCK FUNDS II -- ABSOLUTE RETURN PORTFOLIO

                  This prospectus provides information about the Absolute Return Portfolio, one fund of John Hancock Funds II (sometimes referred to as the "Fund"). The Absolute Return Portfolio is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). Subject to certain limitations described in this prospectus, the Absolute Return Portfolio may at any time invest any percentage of its assets in underlying funds which invest primarily either in equity securities or fixed income securities. The Absolute Return Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

                  The Absolute Return Portfolio offers a number of share classes which have different expense and distribution or shareholder services arrangements. This prospectus relates to the Class A, Class B and Class C shares of the Absolute Return Portfolio, which invests only in class NAV shares of the underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

                  RISKS OF MUTUAL FUNDS

                  Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

                  INVESTMENT MANAGEMENT

                  John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Absolute Return Portfolio. The Adviser and the subadviser to the Absolute Return Portfolio are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

                  --------------------------------------------------

                  PERFORMANCE AND EXPENSES

                  The investment performance of the Absolute Return Portfolio will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity which is purchased by the fund. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

                  UNDERLYING FUNDS

                  For a brief description of each underlying fund
                  and its categorization as an equity or a
                  fixed-income fund, see p.   .

                  Because the Absolute Return Portfolio may invest principally in shares of underlying funds, it is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Absolute Return Portfolio since the underlying funds in which it invests have diverse holdings.

                  SUBADVISER

                  MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Absolute Return Portfolio and formulates a continuous investment program for the fund consistent with its investment goal and strategies.

       -------------------------------------------------------------

       FUND INFORMATION KEY

       A concise description of the Absolute Return Portfolio is set forth below. The description provides the following information:

         (GOAL AND   GOAL AND STRATEGY                                   (MAIN   MAIN RISKS
          STRATEGY                                                       RISKS
          GRAPHIC)                                                    GRAPHIC)   The major risk factors associated
                     The fund's particular investment                            with the fund.
                     goals and the strategies it
                     intends to use in pursuing those
                     goals.

         (PAST       PAST PERFORMANCE                                    (YOUR   YOUR EXPENSES
         PERFORMANCE                                                  EXPENSES
           GRAPHIC)  The fund's total return, measured                GRAPHIC)   The overall costs borne by an
                     year-by-year and over time.                                 investor in the fund, including
                                                                                 sales charges and annual expenses.

ABSOLUTE RETURN PORTFOLIO

(GOAL AND STRATEGY GRAPHIC)
           GOAL AND STRATEGY

           The Absolute Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
To pursue this goal, the fund invests in a number of the other portfolios of the Fund which invest primarily either in equity securities or fixed income securities ("underlying funds"). The Absolute Return Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

In employing its investment strategies for the Absolute Return Portfolio, the subadviser attempts to achieve an average annual total rate of return for the portfolio that meets or exceeds the Consumer Price Index (All Urban Consumers) ("CPI") plus 5% (net of advisory fees) over a long-term time horizon while attempting to maintain a low probability of negative returns in any 12-month time period. The adviser and subadviser do not represent or guarantee that the Absolute Return Portfolio will meet this total return goal or achieve positive returns every year.

The Fund portfolios eligible for purchase by the fund consist of all of the Fund portfolios except the Lifestyle Portfolios. In investing in shares of underlying funds, the Absolute Return Portfolio purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund is non-diversified for purposes of the 1940 Act.

OTHER PERMITTED INVESTMENTS

The Absolute Return Portfolio may also invest in:

- U.S. government securities and short-term paper.

- Shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.

In addition, if permitted by SEC order or applicable regulations, the fund may:

- Purchase domestic and foreign equity and fixed income securities.

- Investments in equity securities may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.

- Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade.

- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
  Section 12 of the 1940 Act.

- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

- Make short sales of securities (borrow and sell securities not owned by the portfolio), either to realize appreciation when a security that the portfolio does not own declines in value or as a hedge against potential declines in the value of a portfolio security.

If permitted by SEC order or applicable regulations, the fund is authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

As indicated, the fund may engage in a number of the investment practices described above only if permitted under applicable regulations or SEC exemptive relief from certain prohibitions is obtained. There can be no assurance, however, that such relief will be granted.

MANAGEMENT OF THE FUND

Subject to the limitations described above, the Absolute Return Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Absolute Return Portfolio. Such adjustments may be made, for example, to increase or decrease the Absolute Return Portfolio's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Absolute Return Portfolio's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

TEMPORARY DEFENSIVE INVESTING

The Absolute Return Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

- meeting redemption requests,

- making other anticipated cash payments, or

- protecting the portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment objective will be limited.

--------------------------------------------------------------------------------

(PAST PERFORMANCE GRAPHIC)
        PAST PERFORMANCE

        Performance is not provided since the portfolio commenced operations in April 2006.

(MAIN RISKS GRAPHIC)
           MAIN RISKS

           The principal risks of investing in the Absolute Return Portfolio (which include the risks of any underlying investment company or similar entity purchased by the fund), which could adversely affect its net asset value and performance, include:

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic political and social instability.

- Investment Company Securities Risk. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of investments. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific investment's poor performance is likely to affect its performance.

- Liquidity Risk. A portfolio is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Portfolios with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for portfolios which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

- Fixed-income Securities Risk. Fixed income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

- Issuer Risk. An issuer of a security purchased by a portfolio may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

- Active Management Risk. Most portfolios (other than index funds) are actively managed by their subadvisers. The performance of a portfolio that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the portfolio's investment objective. If the subadviser's investment strategies do not perform as expected, the portfolio could underperform other mutual funds with similar investment objectives or lose money.

- Credit and Counterparty Risk. Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

- Short Sales Risk. Short sales involve costs and risk. The portfolio must pay the lender interest on the security it borrows, and the portfolio will lose money if the price of the security increases between the time of the short sale and the date when the portfolio replaces the borrowed security.

SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS A   Ticker
          CUSIP
          Newspaper
          SEC number                                                   811-21779
          JH fund number
CLASS B   Ticker
          CUSIP
          Newspaper
          SEC number
          JH fund number
CLASS C   Ticker
          CUSIP
          Newspaper
          SEC number                                                   811-21779
          JH fund number



(YOUR       YOUR EXPENSES
 EXPENSES   Transaction expenses are charged directly to your account.
 GRAPHIC)   Operating expenses are paid from the fund's assets, and
            therefore are paid by shareholders indirectly.


SHAREHOLDER TRANSACTION EXPENSES                                CLASS A      CLASS B      CLASS C
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                          5.00%         none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less                none        5.00%        1.00%


ANNUAL OPERATING EXPENSES(A)                                    CLASS A      CLASS B      CLASS C
Management fee                                                    0.15%        0.15%        0.15%
Distribution and service (12b-1) fees                             0.30%        1.00%        1.00%
Service plan fee                                                  0.20%        0.20%        0.20%
Other expenses                                                    0.33%        0.33%        0.33%
Total fund operating expenses                                     0.98%        1.68%        1.68%
Contractual expense reimbursement (at least until 5-1-07)(b)      0.18%        0.18%        0.18%
Net fund operating expenses                                       0.80%        1.50%        1.50%
Estimated underlying fund expenses(c)                             0.89%        0.89%        0.89%
Net fund operating expenses and underlying fund expenses          1.69%        2.39%        2.39%

(a) Based on estimated expenses for the current fiscal year.
(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2007 and may thereafter be terminated by the Adviser at any time.
(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1        YEAR 3      YEAR 5      YEAR 10
Class A                                                    $663       $ 1,042       $1,445       $2,567
Class B with redemption                                    $742       $ 1,082       $1,549       $2,721
Class B without redemption                                 $242       $   782       $1,349       $2,721
Class C with redemption                                    $342       $   782       $1,349       $2,892
Class C without redemption                                 $242       $   782       $1,349       $2,892

(a) Reflects conversion of Class B shares to Class A shares after eight years.

YOUR ACCOUNT

---------------------------------------------------------------

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

 CLASS A

- A front-end sales charge, as described at right.

- Distribution and service (12b-1) fees of 0.30%.

 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A contingent deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

INVESTORS PURCHASING $1 MILLION OR MORE OF CLASS B OR CLASS C SHARES MAY WANT TO CONSIDER THE LOWER OPERATING EXPENSES OF CLASS A SHARES.

12B-1 FEES Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers ("NASD").

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information ("SAI").

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
---------------------------------------------------------------

HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:

 CLASS A SALES CHARGES

                              AS A % OF         AS A % OF YOUR
YOUR INVESTMENT            OFFERING PRICE*        INVESTMENT
Up to $49,999                        5.00%               5.26%
$50,000 - $99,999                    4.50%               4.71%
$100,000 - $249,999                  3.50%               3.63%
$250,000 - $499,999                  2.50%               2.56%
$500,000 - $999,999                  2.00%               2.04%
$1,000,000 and over                     0%**

 * Offering price is the net asset value per share plus any initial sales charge.
** For Class A purchases of $1 million or more, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% paid quarterly in arrears.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class R or Class I shares of any John Hancock funds. TO RECEIVE THE REDUCED SALES CHARGE, YOU MUST TELL YOUR BROKER OR FINANCIAL ADVISER AT THE TIME YOU PURCHASE A FUND'S CLASS A SHARES ABOUT ANY OTHER JOHN HANCOCK RETAIL FUNDS HELD BY YOU, YOUR SPOUSE OR YOUR CHILDREN UNDER THE AGE OF 21 LIVING IN THE SAME HOUSEHOLD. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Fund's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Fund's SAI. You may request a Statement of Additional Information from your broker or financial adviser, access the Fund's Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. ("Signature Services") at 1-800-225-5291.

 8 YOUR ACCOUNT

CLASS B AND C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

 CLASS B DEFERRED CHARGES

                                       CDSC ON SHARES
YEARS AFTER PURCHASE                     BEING SOLD
1st year                                        5.00%
2nd year                                        4.00%
3rd or 4th year                                 3.00%
5th year                                        2.00%
6th year                                        1.00%
After 6th year                                   none

 CLASS C DEFERRED CHARGES

YEARS AFTER PURCHASE                             CDSC
1st year                                         1.00%
After 1st year                                    none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

---------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any Class A, Class B, Class C or Class I shares of any John Hancock fund you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all Class A, Class B, Class C and Class I shares of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

- Combination Privilege -- lets you combine Class A, Class B,, Class C and Class I shares of all funds for purposes of calculating the Class A sales charge.

TO UTILIZE ANY REDUCTION YOU MUST: COMPLETE THE APPROPRIATE SECTION OF YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

TO UTILIZE THIS PROGRAM YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES TO FIND OUT HOW TO QUALIFY. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make payments through certain systematic withdrawal plans

- certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

- redemptions pursuant to a fund's right to liquidate an account less than
  $1,000

- to make certain distributions from a retirement plan

- because of shareholder death or disability

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

TO UTILIZE THIS PRIVILEGE YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES.

                                                                 YOUR ACCOUNT  9

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

- financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

- fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

- individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

- individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

- participants in certain retirement plans with at least 100 eligible employees

- participants in certain 529 plans that have a signed agreement with John Hancock Funds LLC

- certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

- dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)
---------------------------------------------------------------

OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Lifestyle Portfolios are as follows:

- non-retirement account: $1,000

- retirement account: $500

- group investments: $250

- Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

- there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor.

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the instructions on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

6 IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT: To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

  FOR INDIVIDUAL INVESTORS OPENING AN ACCOUNT: When you open an account, you will be asked for your name, residential address, date of birth, and other information that will allow Signature Services to identify you. You may also be asked to provide information that may help to establish your identity.

  FOR INVESTORS OTHER THAN INDIVIDUALS: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIM) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

 10 YOUR ACCOUNT

 BUYING SHARES

                                   OPENING AN ACCOUNT                                          ADDING TO AN ACCOUNT
BY CHECK
(CHECK            - Make out a check for the investment amount payable         - Make out a check for the investment amount payable
  GRAPHIC)        to "John Hancock Signature Services, Inc."                   to "John Hancock Signature Services, Inc."
                  - Deliver the check and your completed application           - If your account statement has a detachable
                  to your financial representative, or mail them to            investment slip, please complete in its entirety. If
                    Signature Services (address below).                          no slip is available, include a note specifying
                                                                                 the fund name(s), your share class, your account
                                                                                 number and the name(s) in which the account is
                                                                                 registered.
                                                                               - Deliver the check and investment slip or note to
                                                                               your financial representative, or mail them to
                                                                                 Signature Services (address below).

BY EXCHANGE
(EXCHANGE         - Call your financial representative or Signature            - Log on to www.jhfunds.com to process exchanges
  GRAPHIC)        Services to request an exchange.                               between funds.
                                                                               - Call EASI-Line for automated service 24 hours a
                                                                               day using your touch-tone phone at 1-800-338-8080.
                                                                               - Call your financial representative or Signature
                                                                               Services to request an exchange.

BY WIRE
(WIRE GRAPHIC)    Deliver your completed application to your financial         - Obtain wiring instructions by calling Signature
                  representative or mail it to Signature Services.             Services. Instruct your bank to wire the amount of
                                                                                 your investment.
                  - Obtain wiring instructions by calling Signature
                  Services. Instruct your bank to wire the amount of           - Specify the fund name(s), your share class, your
                    your investment.                                           account number and the name(s) in which the account
                                                                                 is registered. Your bank may charge a fee to wire
                  - Specify the fund name(s), your share class, your             funds.
                  account number and the name(s) in which the account
                    is registered. Your bank may charge a fee to wire
                    funds.

BY INTERNET
(INTERNET         See "By exchange" and "By wire."                             - Verify that your bank or credit union is a member
  GRAPHIC)                                                                     of the Automated Clearing House (ACH) system.
                                                                               - Complete the "To Purchase, Exchange or Redeem
                                                                               Shares via Telephone" and "Bank Information"
                                                                                 sections on your account application.
                                                                               - Log on to www.jhfunds.com to initiate purchases
                                                                               using your authorized bank account.

BY PHONE
(PHONE            See "By exchange" and "By wire."                             - Verify that your bank or credit union is a member
  GRAPHIC)                                                                     of the Automated Clearing House (ACH) system.
                                                                               - Complete the "To Purchase, Exchange or Redeem
                                                                               Shares via Telephone" and "Bank Information"
                                                                                 sections on your account application.
                                                                               - Call Signature Services between 8:00 A.M. and 7:00
                                                                               P.M. Eastern Time on most business days to verify
                                                                                 that these features are in place on your account.
                                                                               - Call your financial representative or Signature
                                                                               Services with the fund name(s), your share class,
                                                                                 your account number, the name(s) in which the
                                                                                 account is registered and the amount of your
                                                                                 investment.
                                                                               To open or add to an account using the Monthly
                                                                               Automatic Accumulation Program (MAAP), see
                                                                               "Additional Investor Services."





   ADDRESS:
   John Hancock Signature Services, Inc.
   1 John Hancock Way, Suite 1000
   Boston, MA 02217-1000




   PHONE NUMBER: 1-800-225-5291




   Or contact your financial representative for instructions and assistance.
                                                                YOUR ACCOUNT  11

 SELLING SHARES

                                                                                        TO SELL SOME OR ALL OF YOUR SHARES
BY LETTER
(LETTER           - Accounts of any type.                                      - Write a letter of instruction or complete a stock
  GRAPHIC)                                                                     power indicating the fund name, your share class,
                  - Sales of any amount.                                         your account number, the name(s) in which the
                                                                                 account is registered and the dollar value or
                                                                                 number of shares you wish to sell.
                                                                               - Include all signatures and any additional
                                                                               documents that may be required (see next page).
                                                                               - Mail the materials to Signature Services.
                                                                               - A check will be mailed to the name(s) and address
                                                                               in which the account is registered, or otherwise
                                                                                 according to your letter of instruction.

BY INTERNET

(INTERNET         - Most accounts.                                             - Log on to www.jhfunds.com to initiate redemptions
  GRAPHIC)                                                                     from your funds.
                  - Sales of up to $100,000.

BY PHONE
(PHONE            - Most accounts.                                             - Call EASI-Line for automated service 24 hours a
  GRAPHIC)                                                                     day using your touch-tone phone at 1-800-338-8080.
                  - Sales of up to $100,000.
                                                                               - Call your financial representative or call
                                                                               Signature Services between 8 A.M. and 7 P.M. Eastern
                                                                                 Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
(WIRE GRAPHIC)    - Requests by letter to sell any amount.                     - To verify that the Internet or telephone
                                                                               redemption privilege is in place on an account, or
                  - Requests by Internet or phone to sell up to                  to request the form to add it to an existing
                    $100,000.                                                    account, call Signature Services.
                                                                               - Amounts of $1,000 or more will be wired on the
                                                                               next business day. A $4 fee will be deducted from
                                                                                 your account.
                                                                               - Amounts of less than $1,000 may be sent by EFT or
                                                                               by check. Funds from EFT transactions are generally
                                                                                 available by the second business day. Your bank
                                                                                 may charge a fee for this service.

BY EXCHANGE
(EXCHANGE         - Accounts of any type.
  GRAPHIC)                                                                     - Obtain a current prospectus for the fund into
                  - Sales of any amount.                                       which you are exchanging by Internet or by calling
                                                                                 your financial representative or Signature
                                                                                 Services.
                                                                               - Log on to www.jhfunds.com to process exchanges
                                                                                 between your funds.
                                                                               - Call EASI-Line for automated service 24 hours a
                                                                               day using your touch-tone phone at 1-800-338-8080.
                                                                               - Call your financial representative or Signature
                                                                               Services to request an exchange.

To sell shares through a systematic withdrawal plan, see
"Additional Investor Services."

 12 YOUR ACCOUNT

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days

- you are selling more than $100,000 worth of shares -- THIS REQUIREMENT IS WAIVED FOR CERTAIN ENTITIES OPERATING UNDER A SIGNED FAX TRADING AGREEMENT WITH JOHN HANCOCK.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

 SELLER                                REQUIREMENTS FOR WRITTEN REQUESTS

                                                                (LETTER GRAPHIC)

Owners of individual, joint or UGMA/UTMA accounts (custodial  - Letter of instruction.
accounts for minors).
                                                              - On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
                                                              - Signature guarantee if applicable (see above).

Owners of corporate, sole proprietorship, general partner or  - Letter of instruction.
association accounts.
                                                              - Corporate business/organization resolution, certified
                                                              within the past 12 months, or a John Hancock Funds business
                                                                /organization certification form.
                                                              - On the letter and the resolution, the signature of the
                                                              person(s)authorized to sign for the account.
                                                              - Signature guarantee if applicable (see above).
Owners or trustees of trust accounts.                         - Letter of instruction.
                                                              - On the letter, the signature(s) of the trustee(s).
                                                              - Copy of the trust document certified within the past 12
                                                              months or a John Hancock Funds II trust certification form.
                                                              - Signature guarantee if applicable (see above).

Joint tenancy shareholders with rights of survivorship with   - Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                              - Copy of death certificate.
                                                              - Signature guarantee if applicable (see above).
                                                              - Inheritance tax waiver (if applicable).

Executors of shareholder estates                              - Letter of instruction signed by executor.
                                                              - Copy of order appointing executor, certified within the
                                                              past 12 months.
                                                              - Signature guarantee if applicable (see above).
                                                              - Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or  - Call 1-800-225-5291 for instructions.
account types not listed above.






   ADDRESS:
   John Hancock Signature Services, Inc.
   1 John Hancock Way, Suite 1000
   Boston, MA 02217-1000




   PHONE NUMBER: 1-800-225-5291




   Or contact your financial representative for instructions and assistance.
                                                                YOUR ACCOUNT  13

---------------------------------------------------------------

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for the fund is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, or fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of a class of one fund of John Hancock Funds II for shares of the same class of any other fund of John Hancock Funds II or John Hancock Funds III or any other John Hancock retail fund which is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-

 14 YOUR ACCOUNT
established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING
PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks: Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities:
  Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

ACCOUNT INFORMATION John Hancock Funds II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply

                                                                YOUR ACCOUNT  15
name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

CERTIFICATED SHARES The fund does not issue share certificates. Shares are electronically recorded.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

---------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

- after any changes of name or address of the registered owner(s)

- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The fund generally declares income dividends daily and pays them annually. Your income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of the fund's fiscal year.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

 16 YOUR ACCOUNT

---------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the fund. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

- Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the SAI and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

                                                                YOUR ACCOUNT  17

INFORMATION ABOUT THE UNDERLYING FUNDS

---------------------------------------------------------------

RISKS OF INVESTING IN THE UNDERLYING FUNDS

By owning shares of underlying funds, the Absolute Return Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

INTEREST RATE RISK Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

CREDIT QUALITY RISK Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING
CATEGORY Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

GENERAL RISKS

- RISK TO PRINCIPAL AND INCOME Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

- PRICE VOLATILITY The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

- LIQUIDITY The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

- DEPENDENCE ON SUBADVISER'S OWN CREDIT ANALYSIS While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

ADDITIONAL RISKS REGARDING LOWER RATED CORPORATE FIXED-INCOME SECURITIES Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly

 18 INFORMATION ABOUT THE UNDERLYING FUNDS leveraged, increasing the risk that principal and income will not be repaid.

ADDITIONAL RISKS REGARDING LOWER RATED FOREIGN GOVERNMENT FIXED-INCOME SECURITIES Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

SMALL OR UNSEASONED COMPANIES

- SURVIVAL OF SMALL OR UNSEASONED COMPANIES Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

- CHANGES IN EARNINGS AND BUSINESS PROSPECTS Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

- LIQUIDITY The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

- IMPACT OF BUYING OR SELLING SHARES Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

- PUBLICLY AVAILABLE INFORMATION There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

MEDIUM SIZE COMPANIES

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- CURRENCY FLUCTUATIONS Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

- POLITICAL AND ECONOMIC CONDITIONS Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

- REMOVAL OF PROCEEDS OF INVESTMENTS FROM A FOREIGN COUNTRY Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- NATIONALIZATION OF ASSETS Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- SETTLEMENT OF SALES Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

- INVESTOR PROTECTION STANDARDS Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HEDGING AND OTHER STRATEGIC TRANSACTIONS Individual underlying funds may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  19
rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

- exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

- financial futures contracts (including stock index futures),

- interest rate transactions*, and

- currency transactions**

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the underlying funds indicates which, if any, of these types of transactions may be used by the funds.

* A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

- to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,

- to protect a fund's unrealized gains in the value of its securities,

- to facilitate the sale of a fund's securities for investment purposes,

- to manage the effective maturity or duration of a fund's securities,

- to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of an underlying fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI.

 20 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------

DESCRIPTION OF UNDERLYING FUNDS

The Absolute Return Portfolio may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the underlying funds for the current fiscal year; and (iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ACTIVE BOND FUND                            0.67%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
and John Hancock Advisers, LLC                               and instruments.

-------------------------------------------------------------------------------------------------------------------------
BOND INDEX FUND                             0.94%            Seeks to track the performance of the Lehman Brothers
Declaration Management & Research LLC                        Aggregate Index* (which represents the U.S. investment grade bond market). The fund normally invests at least 80% of its assets in securities listed in this Index. The fund is an
                                                             intermediate-term bond fund of high and medium credit
                                                             quality.

-------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND                              0.75%            Seeks total return consisting of income and capital
Wells Capital Management,                                    appreciation by normally investing in a broad range of
Incorporated                                                 investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal
                                                             circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND                            0.78%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management by investing primarily in fixed-income securities denominated in major foreign currencies, baskets of foreign currencies
                                                             (such as the ECU) and the U.S. dollar.

-------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND                            0.77%            Seeks high current income by normally investing at least 80%
Sovereign Asset Management LLC                               of its assets in U.S. and foreign fixed-income securities
                                                             rated BB/Ba or lower and their unrated equivalents.

-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND                             0.72%            Seeks to realize an above-average total return over a market
Salomon Brothers Asset Management Inc                        cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND FUND                0.70%            Seeks a high level of current income consistent with the
Wellington Management Company, LLP                           maintenance of principal and liquidity by investing in a
                                                             diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to
                                                             20% of its assets in non-investment grade fixed income
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
REAL RETURN BOND FUND                       0.75%            Seeks maximum return, consistent with preservation of
Pacific Investment Management Company                        capital and prudent investment management, by normally
                                                             investing at least 80% of its net assets in
                                                             inflation-indexed bonds of varying maturities issued by the
                                                             U.S. and non-U.S. governments and by corporations.

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                        1.06%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
                                                             and instruments.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  21

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SPECTRUM INCOME FUND                        0.80%            Seeks a high level of current income with moderate share
T. Rowe Price Associates, Inc.                               price fluctuation. The fund diversifies its assets widely
                                                             among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of
                                                             markets that are declining and to benefit from good
                                                             performance in particular segments over time. The fund
                                                             normally invests in domestic and international bonds,
                                                             income-oriented stocks, short-term securities,
                                                             mortgage-backed securities and U.S. Government securities.
                                                             The fund may invest in high yield fixed-income securities
                                                             (commonly known as "junk bonds").

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND                         0.75%            Seeks a high level of total return consistent with
Salomon Brothers Asset Management Inc                        preservation of capital by giving its subadviser broad
                                                             discretion to deploy the fund's assets among certain
                                                             segments of the fixed income market in the manner the
                                                             subadviser believes will best contribute to achieving the
                                                             fund's investment goal.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                       1.15%            Seeks a high level of current income by normally investing
Sovereign Asset Management LLC                               primarily in: foreign government and corporate debt
                                                             securities from developed and emerging markets; U.S.
                                                             Government and agency securities; and U.S. high yield bonds.

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND                           0.75%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management, by normally investing at least 65% of its assets in a
                                                             diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                                             vary within a three- to six-year time frame based on the
                                                             subadviser's forecast for interest rates.

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             0.69%            Seeks a high level of current income, consistent with
Salomon Brothers Asset Management Inc                        preservation of capital and maintenance of liquidity, by
                                                             investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                                             collateralized mortgage obligations backed by such
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
U.S. HIGH YIELD BOND FUND                   0.82%            Seeks total return with a high level of current income by
Wells Capital Management,                                    normally investing primarily in below investment-grade debt
Incorporated                                                 securities (commonly known as "junk bonds" or high yield
                                                             securities). The fund also invests in corporate debt
                                                             securities and may buy preferred and other convertible
                                                             securities and bank loans.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
500 INDEX FUND                              0.50%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P 500 Composite Stock Price Index*.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE FUND                           0.93%            Seeks long-term growth of capital by investing primarily in
Deutsche Asset Management Inc.                               common stocks and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH FUND                         0.95%            Seeks long-term capital appreciation by normally investing
AIM Capital Management, Inc.                                 the its assets principally in common stocks of companies
                                                             that are likely to benefit from new or innovative products, services or processes, as well as those that have
                                                             experienced above average, long-term growth in earnings and have excellent prospects for future growth.

-------------------------------------------------------------------------------------------------------------------------

 22 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND                          0.89%            Seeks capital appreciation by investing in equity securities
Lord, Abbett & Co                                            of U.S. and multinational companies in all capitalization
                                                             ranges that the subadviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND                       0.85%            Seeks to achieve long-term growth of capital (current income
T. Rowe Price Associates, Inc.                               is a secondary objective) by normally investing at least 80%
                                                             of its total assets in the common stocks of large and
                                                             medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

-------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND                   0.90%            Seeks long-term capital growth by investing at least 65% of
Jennison Associates LLC                                      its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects.
                                                             These companies are generally medium-to-large capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
CLASSIC VALUE FUND                          1.23%            Seeks long-term growth of capital by normally investing at
Pzena Investment Management, LLC                             least 80% of its net assets in domestic equity securities.
                                                             The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

-------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND                            0.84%            Seeks long-term capital growth by normally investing
Legg Mason Capital Management, Inc.                          primarily in equity securities that, in the subadviser's
                                                             opinion, offer the potential for capital growth. The
                                                             subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

-------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH FUND                         1.13%            Seeks long-term growth of capital by investing in stocks and
Deutsche Asset Management Inc.                               other equity securities of medium-sized U.S. companies with strong growth potential.

-------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                        0.87%            Seeks superior long-term rates of return through capital
MFC Global Investment Management                             appreciation by normally investing primarily in high quality
(U.S.A.) Limited                                             securities and convertible instruments of small-cap U.S.
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
EMERGING SMALL COMPANY FUND                 1.06%            Seeks long-term growth of capital by normally investing at
Franklin Advisers, Inc.                                      least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stock equity securities of
                                                             companies with market capitalizations that approximately
                                                             match the range of capitalization of the Russell 2000 Growth
                                                             Index* ("small cap stocks") at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME FUND                          0.85%            Seeks to provide substantial dividend income and also
T. Rowe Price Associates, Inc.                               long-term capital appreciation by investing primarily in
                                                             dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                             dividends and capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                     1.09%            Seeks growth of capital by normally investing at least 80%
Davis Advisors                                               of the its net assets (plus any borrowings for investment
                                                             purposes) in companies principally engaged in financial
                                                             services. A company is "principally engaged" in financial
                                                             services if it owns financial services-related assets
                                                             constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its
                                                             provision of financial services.

-------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND                      0.82%            Seeks growth of capital by normally investing primarily in
Davis Advisors                                               common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are
                                                             undervalued. The fund may also invest in U.S. companies with smaller capitalizations.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  23

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
GLOBAL ALLOCATION FUND                      1.14%            Seeks total return, consisting of long-term capital
UBS Global Asset Management                                  appreciation and current income, by investing in equity and
(Americas) Inc.                                              fixed income securities of issuers located within and
                                                             outside the U.S.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND                                 1.04%            Seeks long-term capital appreciation by normally investing
Templeton Global Advisors Limited                            at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of companies
                                                             located anywhere in the world, including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL REAL ESTATE FUND                     1.12%            Seeks to achieve a combination of long-term capital
Deutsche Asset Management, Inc.                              appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment
                                                             trusts ("REITS") and real estate companies including foreign
                                                             REITS and real estate companies.

-------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                        0.75%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market.

-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                                 0.85%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Growth Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND                   0.87%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Growth Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small and mid-cap companies"). The fund normally invests at least
                                                             80% of its assets in investments in small and mid-cap
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND                        1.20%            Seeks long-term capital appreciation by normally investing
T. Rowe Price Associates, Inc.                               at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or
                                                             the life sciences (collectively, "health sciences").

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND             0.63%            Seeks to track the performance of broad-based equity indices
SSgA Funds Management, Inc.                                  of foreign companies in developed and emerging markets by
                                                             attempting to track the performance of the MSCI All Country
                                                             World ex-US Index*.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND                   1.03%            Seeks long term capital appreciation by seeking to
Grantham, Mayo, Van Otterloo & Co.                           outperform its benchmark, the S&P/ Citigroup Primary Market
LLC                                                          Index ("PMI") Europe, Pacific, Asia Composite ("EPAC")
                                                             Growth Style Index. The fund typically invests in a
                                                             diversified portfolio of equity investments from developed markets throughout the world.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND            1.11%            Seeks long-term growth of capital by normally investing at
Marsico Capital Management, LLC                              least 65% of its assets in common stocks of foreign
                                                             companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the
                                                             world and normally invests in issuers from at least three
                                                             different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

-------------------------------------------------------------------------------------------------------------------------

 24 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP FUND                1.08%            Seeks capital appreciation by investing primarily in the
Templeton Investment Counsel, Inc.                           common stock of companies located outside the U.S. which
                                                             have total stock market capitalization or annual revenues of
                                                             $1.5 billion or less ("small company securities").

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY FUND            1.18%            Seeks long-term capital appreciation by investing its assets
Dimensional Fund Advisors, Inc.                              in equity securities of non-U.S. small companies of
                                                             developed countries [and may invest up to 20% of its assets in equity securities of small companies in emerging
                                                             markets].

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK FUND                    1.02%            Seeks to achieve high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the MSCI EAFE Index. The fund normally invests
LLC                                                          80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed
                                                             markets other than the U.S.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                    0.93%            Seeks long-term growth of capital by normally investing
Templeton Investment Counsel, Inc.                           primarily in equity securities of companies located outside the U.S., including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND                        0.83%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND                              0.93%            Seeks to maximize total return, consisting of capital
UBS Global Asset Management                                  appreciation and current income, by normally investing at
(Americas) Inc.                                              least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large
                                                             capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                       0.95%            Seeks long-term growth of capital by normally investing at
Fidelity Management & Research                               least 80% of its net assets (plus any borrowings for
Company                                                      investment purposes) in equity securities of companies with large market capitalizations.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND                        0.94%            Seeks long-term growth of capital by normally investing,
Mercury Advisors                                             primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

-------------------------------------------------------------------------------------------------------------------------
MANAGED FUND                                1.16%            Seeks income and long-term capital appreciation by investing
Grantham, Mayo, Van Otterloo & Co.                           primarily in a diversified mix of: (a) common stocks of
LLC and Declaration Management &                             large and mid sized U.S. companies; and (b) bonds with an
Research LLC                                                 overall intermediate term average maturity. The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently
                                                             manages its portion of the fund's portfolio.

-------------------------------------------------------------------------------------------------------------------------
MID CAP CORE FUND                           0.93%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in equity securities, including
                                                             convertible securities, of mid-capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND                          0.54%            Seeks to approximate the aggregate total return of a mid cap
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P Mid Cap 400 Index*.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  25

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK FUND                          0.90%            Seeks long-term growth of capital by normally investing at
Wellington Management Company, LLP                           least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of medium-sized
                                                             companies with significant capital appreciation potential.
                                                             The fund tends to invest in companies having market
                                                             capitalizations similar to those of companies included in
                                                             the Russell Mid Cap Index.

-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE EQUITY FUND                   0.97%            Seeks to provide long-term growth of capital by investing at
RiverSource Investment, LLC                                  least 80% of its net assets in equity securities of
                                                             medium-sized companies.

-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND                          0.90%            Seeks capital appreciation by normally investing at least
Lord, Abbett & Co                                            80% of its net assets (plus any borrowings for investment
                                                             purposes) in mid-sized companies, with market
                                                             capitalizations of roughly $500 million to $10 billion.

-------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES FUND                      1.06%            Seeks long-term total return by normally investing primarily
Wellington Management Company, LLP                           in equity and equity-related securities of natural
                                                             resource-related companies worldwide.

-------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND                            1.13%            Seeks long-term growth of capital by investing in a
MFC Global Investment Management                             diversified portfolio comprised primarily of common stocks
(U.S.A.) Limited                                             and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ALL CAP FUND                   0.78%            Seeks long-term growth of capital by normally investing
MFC Global Investment Management                             primarily in equity securities of U.S. companies. The fund
(U.S.A.) Limited                                             will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP FUND                   0.82%            Seeks long-term growth of capital by normally investing at
MFC Global Investment Management                             least 80% of its total assets (plus any borrowings for
(U.S.A.) Limited                                             investment purposes) in U.S. mid-cap stocks, convertible
                                                             preferred stocks, convertible bonds and warrants.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE VALUE FUND                     0.76%            Seeks long-term capital appreciation by investing primarily
MFC Global Investment Management                             in large-cap U.S. securities with the potential for
(U.S.A.) Limited                                             long-term growth of capital.

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND                     0.95%            Seeks to provide long-term growth through a combination of
T. Rowe Price Associates, Inc.                               capital appreciation and current income by investing at
                                                             least 80% of its net assets in the equity securities of real estate companies.

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND                 0.74%            Seeks to achieve a combination of long-term capital
Deutsche Asset Management Inc.                               appreciation and current income by normally investing at
                                                             least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of real estate
                                                             investment trusts ("REITs") and real estate companies.

-------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY FUND                   1.12%            Seeks long-term growth of capital by normally investing at
T. Rowe Price Associates, Inc.                               least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of
                                                             science and technology. Current income is incidental to the fund's objective.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND                              0.92%            Seeks maximum capital appreciation consistent with
Independence Investment LLC                                  reasonable risk to principal by normally investing at least
                                                             80% of its net assets in equity securities of companies
                                                             whose market capitalizations are under $2 billion.

-------------------------------------------------------------------------------------------------------------------------

 26 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                       1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           primarily in small-cap companies believed to offer above
                                                             average potential for growth in revenues and earnings.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND                        0.54%            Seeks to approximate the aggregate total return of a small
MFC Global Investment Management                             cap U.S. domestic equity market index by attempting to track
(U.S.A.) Limited                                             the performance of the Russell 2000 Index.*

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                1.06%            Seeks long-term capital appreciation by normally investing
Munder Capital Management                                    at least 80% of its assets in equity securities of companies with market capitalizations within the range of the
                                                             companies in the Russell 2000 Index.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                        1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY FUND                          1.13%            Seeks long-term capital growth by normally investing
American Century Investment                                  primarily in equity securities of smaller-capitalization
Management, Inc.                                             U.S. companies. The subadviser uses quantitative, computer-
                                                             driven models to construct the fund's portfolio of stocks.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                   1.15%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in securities of
                                                             small-capitalization companies. The subadviser seeks to
                                                             identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                    1.08%            Seeks long-term growth of capital by investing primarily in
T. Rowe Price Associates, Inc.                               small companies whose common stocks are believed to be
                                                             undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes)
                                                             in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the
                                                             Russell 2000 Index at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
SPECIAL VALUE FUND                          1.08%            Seeks long-term capital growth by normally investing at
Salomon Brothers Asset Management Inc                        least 80% of its net assets in common stocks and other
                                                             equity securities of companies whose market capitalizations at the time of investment are no greater than the market
                                                             capitalization of companies in the Russell 2000 Value Index.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE FUND                        0.94%            Seeks capital appreciation by normally investing at least
Massachusetts Financial Services                             65% of its net assets in common stocks and related
Company                                                      securities of companies which the subadviser believes are
                                                             undervalued in the market relative to their long term
                                                             potential.

-------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND               0.54%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the Wilshire 5000 Equity Index.*

-------------------------------------------------------------------------------------------------------------------------
U.S. GLOBAL LEADERS GROWTH FUND             0.78%            Seeks long-term growth of capital by normally investing
Sustainable Growth Advisers, L.P.                            primarily in common stocks of "U.S. Global Leaders" as
                                                             determined by the subadviser.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  27

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
U.S. MULTI SECTOR FUND                      0.81%            Seeks long term capital appreciation. The fund normally
Grantham, Mayo, Van Otterloo & Co.                           invests in securities in the Wilshire 5000 Index, an
LLC                                                          independently maintained index which measures the
                                                             performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The
                                                             fund normally invests at least 80% of its assets in
                                                             investments tied economically to the U.S.

-------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND                              1.14%            Seeks capital growth and current income (income above that
Massachusetts Financial Services                             available from a portfolio invested entirely in equity
Company                                                      securities) by normally investing at least 80% of its net
                                                             assets (plus any borrowings for investment purposes) in
                                                             equity and debt securities of domestic and foreign companies in the utilities industry.

-------------------------------------------------------------------------------------------------------------------------
VALUE & RESTRUCTURING FUND                  0.90%            Seeks long-term capital appreciation by investing primarily
United States Trust Company                                  (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values. The subadviser looks for companies as to which restructuring activities, such as
                                                             consolidations, outsourcing, spin-offs or reorganizations
                                                             (including companies that have filed for protection from
                                                             creditors under the U.S. Bankruptcy Code), will offer
                                                             significant value to the issuer and increase its investment potential.

-------------------------------------------------------------------------------------------------------------------------
VALUE FUND                                  0.86%            Seeks to realize an above-average total return over a market
Van Kampen                                                   cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in equity securities of
                                                             companies with capitalizations similar to the market
                                                             capitalizations of companies in the Russell Midcap Value
                                                             Index.

-------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND                    0.88%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Value Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.

-------------------------------------------------------------------------------------------------------------------------
VISTA FUND                                  0.97%            Seeks long-term capital growth by normally investing in
American Century Investment                                  common stocks of U.S. and foreign companies that are
Management, Inc.                                             medium-sized and smaller at the time of purchase. The fund also may invest in domestic and foreign preferred stocks,
                                                             convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds
                                                             and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will
                                                             increase in value over time, using a proprietary investment strategy.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III

                                 ESTIMATED
 FUND AND SUBADVISER(S)        EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
------------------------------------------------------------------------------------------------------------
ACTIVE VALUE FUND              0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van                             benchmark, the Russell 1000 Value Index. The fund typically
Otterloo & Co. LLC                              makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                size and value characteristics similar to those of companies with stocks in the Index.

------------------------------------------------------------------------------------------------------------
GLOBAL FUND                    1.17%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van                             its benchmark, the S&P/Citigroup Primary Market Index
Otterloo & Co. LLC                              ("PMI") World Growth Index. The fund typically invests in a diversified portfolio of equity investments from the world's developed markets.

------------------------------------------------------------------------------------------------------------

 28 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III continued


                                 ESTIMATED
 FUND AND SUBADVISER(S)        EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
------------------------------------------------------------------------------------------------------------
GROWTH FUND                    0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van                             benchmark, the Russell 1000 Growth Index. The fund typically
Otterloo & Co. LLC                              makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                size and growth characteristics similar to those of
                                                companies with stocks in the Index.

------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES           0.88%            Seeks long-term capital growth by seeking to outperform its
FUND                                            benchmark, the Russell 2500 Growth Index. The fund typically
Grantham, Mayo, Van                             makes equity investments in companies whose stocks are
Otterloo & Co. LLC                              included in the Russell 2500 Index, or in companies with
                                                total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in investments in small cap companies.

------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND        1.05%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van                             its benchmark, the MSCI EAFE Index. The fund normally
Otterloo & Co. LLC                              invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from
                                                developed markets outside the U.S.

------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH           1.08%            Seeks to achieve high total return by seeking to outperform
FUND                                            its benchmark, the S&P/Citigroup Primary Market Index
Grantham, Mayo, Van                             ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth
Otterloo & LLC                                  Style Index.* The fund typically invests in a diversified
                                                mix of equity investments from developed markets outside the
                                                U.S.

------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND           0.84%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van                             benchmark, the Russell 1000 Value Index. The fund typically
Otterloo & Co. LLC                              makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                size and growth characteristics similar to those of
                                                companies with stocks in the Index.

------------------------------------------------------------------------------------------------------------
U.S. CORE FUND                 0.83%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van                             benchmark, the S&P 500 Index. The fund normally invests at
Otterloo & Co. LLC                              least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                capitalized U.S. companies to gain broad exposure to the
                                                U.S. equity market.

------------------------------------------------------------------------------------------------------------
U.S. QUALITY EQUITY FUND       0.85%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van                             benchmark, the S&P 500 Index. The fund normally invests at
Otterloo & Co. LLC                              least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                capitalized U.S. companies to gain broad exposure to the
                                                U.S. equity market. The fund typically holds between 40 and
                                                80 stocks.

------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND       0.89%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van                             benchmark, the Russell 2500 Value Index. The fund typically
Otterloo & Co. LLC                              makes equity investments in companies whose stocks are
                                                included in the Russell 2500 Index, or in companies with
                                                total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.

------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  29

FUND DETAILS

---------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the investment goal of the Absolute Return Portfolio without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser for its services to the fund a fee that is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule.

  MANAGEMENT FEE SCHEDULE

All asset levels 0.015%.

                 (Distribution and Shareholder services chart)

 30 FUND DETAILS

---------------------------------------------------------------

BUSINESS STRUCTURE

SUBADVISER MFC Global (U.S.A.) is the subadviser to the Absolute Return Portfolio. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC. The subadviser is compensated by the Adviser.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGERS Steve Orlich and Jamie Robertson are the portfolio managers for the Absolute Return Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Robertson previously was a Vice President at J.P. Morgan, began working for MFC Global (U.S.A.) in a consulting capacity in 2000 and was appointed to his present position in 2004. The Fund's Statement of Additional Information includes additional information about the portfolio managers' compensation, the other accounts they manage and their ownership of shares of the fund, if any.

FINANCIAL HIGHLIGHTS Financial highlights are not yet available for the fund which is newly organized.

                                                                FUND DETAILS  31

For more information

The following document is available that offers further information on John Hancock Funds II:
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI of John Hancock Funds II contains more detailed information on all aspects of the Absolute Return Portfolio, including a summary of the policy of John Hancock Funds II regarding disclosure of the fund's portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
(C)2006 JOHN HANCOCK FUNDS, LLC   AR0PN 4/06


TO REQUEST A FREE COPY OF THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN
HANCOCK:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

BY PHONE: 1-800-225-5291

BY EASI-LINE: 1-800-338-8080

BY TDD: 1-800-554-6713

ON THE INTERNET: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:
BY MAIL: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

IN PERSON: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

BY ELECTRONIC REQUEST: publicinfo@sec.gov
(duplicating fee required)

ON THE INTERNET: www.sec.gov

1940 ACT FILE NO. 811-21779

(JOHN HANCOCK SIG LOGO)
JOHN HANCOCK FUNDS, LLC
MEMBER NASD

601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

                JOHN HANCOCK FUNDS II

                Absolute Return Portfolio

                PROSPECTUS -- CLASS R3, CLASS R4 AND CLASS R5 SHARES   4.28.2006

                (John Hancock logo)

                As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

            CONTENTS
            -------------------------------------------------------------

                                     OVERVIEW
                                     --------------------------------------------------------------------------
                                     ABSOLUTE RETURN PORTFOLIO                                                5
                                     YOUR ACCOUNT
                                     --------------------------------------------------------------------------
                                     CLASS R3, R4 AND R5 SHARES                                               8
                                     TRANSACTION POLICIES                                                     8
                                     DIVIDENDS AND ACCOUNT POLICIES                                          10
                                     INFORMATION ABOUT THE UNDERLYING FUNDS
                                     --------------------------------------------------------------------------
                                     RISKS OF INVESTING IN UNDERLYING FUNDS                                  11
                                     DESCRIPTION OF UNDERLYING FUNDS                                         14
                                     FUND DETAILS
                                     --------------------------------------------------------------------------
                                     BUSINESS STRUCTURE                                                      23
                                     FINANCIAL HIGHLIGHTS                                                    24
                                     FOR MORE INFORMATION                                            BACK COVER
                                     --------------------------------------------------------------------------

                  OVERVIEW
                  --------------------------------------------------

                  JOHN HANCOCK FUNDS II -- ABSOLUTE RETURN PORTFOLIO

                  This prospectus provides information about the Absolute Return Portfolio, one fund of John Hancock Funds II (sometimes referred to as the "Fund"). The Absolute Return Portfolio is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). Subject to certain limitations described in this prospectus, the Absolute Return Portfolio may at any time invest any percentage of its assets in underlying funds which invest primarily either in equity securities or fixed income securities. The Absolute Return Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

                  The Absolute Return Portfolio offers a number of share classes which have different expense and distribution or shareholder services arrangements. This prospectus relates to the Class R3, Class R4 and Class R5 shares of the Absolute Return Portfolio, which invests only in class NAV shares of the underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

                  RISKS OF MUTUAL FUNDS

                  Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

                  INVESTMENT MANAGEMENT

                  John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Absolute Return Portfolio. The Adviser and the subadviser to the Absolute Return Portfolio are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

                  --------------------------------------------------

                  PERFORMANCE AND EXPENSES

                  The investment performance of the Absolute Return Portfolio will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity which is purchased by the fund. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

                  UNDERLYING FUNDS

                  For a brief description of each underlying fund
                  and its categorization as an equity or a
                  fixed-income fund, see p.   .

                  Because the Absolute Return Portfolio may invest principally in shares of underlying funds, it is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Absolute Return Portfolio since the underlying funds in which it invests have diverse holdings.

                  SUBADVISER

                  MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Absolute Return Portfolio and formulates a continuous investment program for the fund consistent with its investment goal and strategies.

       -------------------------------------------------------------

       FUND INFORMATION KEY

       A concise descriptions of the Absolute Return Portfolio is set forth below. The description provides the following information:

         (Goals      GOAL AND STRATEGY                                   (Main   MAIN RISKS
           and                                                           risks
          strategy                                                    graphic)   The major risk factors associated
          graphic)   The fund's particular investment                            with the fund.
                     goals and the strategies it
                     intends to use in pursuing those
                     goals.

         (Past       PAST PERFORMANCE                                    (Your   YOUR EXPENSES
         performance                                                  expenses
           graphic)  The fund's total return, measured                graphic)   The overall costs borne by an
                     year-by-year and over time.                                 investor in the fund, including
                                                                                 annual expenses.

ABSOLUTE RETURN PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The Absolute Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
To pursue this goal, the fund invests in a number of the other portfolios of the Fund which invest primarily either in equity securities or fixed income securities ("underlying funds"). The Absolute Return Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

In employing its investment strategies for the Absolute Return Portfolio, the subadviser attempts to achieve an average annual total rate of return for the portfolio that meets or exceeds the Consumer Price Index (all Urban Consumers) ("CPI") plus 5% (net of advisory fees) over a long-term time horizon while attempting to maintain a low probability of negative returns in any 12-month time period. The adviser and subadviser do not represent or guarantee that the Absolute Return Portfolio will meet this total return goal or achieve positive returns every year.

The Fund portfolios eligible for purchase by the fund consist of all of the Fund portfolios except the Lifestyle Portfolios. In investing in shares of underlying funds, the Absolute Return Portfolio purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund is non-diversified for purposes of the 1940 Act.

OTHER PERMITTED INVESTMENTS

The Absolute Return Portfolio may also invest in:

- U.S. government securities and short-term paper.

- Shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.

In addition, if permitted by SEC order or applicable regulations, the fund may:

- Purchase domestic and foreign equity and fixed income securities.

- Investments in equity securities may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.

- Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade.

- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
  Section 12 of the 1940 Act.

- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

- Make short sales of securities (borrow and sell securities not owned by the portfolio), either to realize appreciation when a security that the portfolio does not own declines in value or as a hedge against potential declines in the value of a portfolio security.

If permitted by SEC order or applicable regulations, the fund is authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

As indicated, the fund may engage in a number of the investment practices described above only if permitted under applicable regulations or SEC exemptive relief from certain prohibitions is obtained. There can be no assurance, however, that such relief will be granted.

MANAGEMENT OF THE FUND

Subject to the limitations described above, the Absolute Return Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Absolute Return Portfolio. Such adjustments may be made, for example, to increase or decrease the Absolute Return Portfolio's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Absolute Return Portfolio's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

TEMPORARY DEFENSIVE INVESTING

The Absolute Return Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

- meeting redemption requests,

- making other anticipated cash payments, or

- protecting the portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment objective will be limited.

--------------------------------------------------------------------------------



(Past performance graphic)
        PAST PERFORMANCE

        Performance is not provided since the portfolio commenced operations in April 2006.

(Main risks graphic)
           MAIN RISKS

           The principal risks of investing in the Absolute Return Portfolio (which include the risks of any underlying investment company or similar entity purchased by the fund), which could adversely affect its net asset value and performance, include:

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic political and social instability.

- Investment Company Securities Risk. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of investments. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific investment's poor performance is likely to affect its performance.

- Liquidity Risk. A portfolio is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Portfolios with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for portfolios which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

- Fixed-income Securities Risk. Fixed income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

- Issuer Risk. An issuer of a security purchased by a portfolio may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

- Active Management Risk. Most portfolios (other than index funds) are actively managed by their subadvisers. The performance of a portfolio that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the portfolio's investment objective. If the subadviser's investment strategies do not perform as expected, the portfolio could underperform other mutual funds with similar investment objectives or lose money.

- Credit and Counterparty Risk. Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

- Short Sales Risk. Short sales involve costs and risk. The portfolio must pay the lender interest on the security it borrows, and the portfolio will lose money if the price of the security increases between the time of the short sale and the date when the portfolio replaces the borrowed security.

SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS R3  Ticker
          CUSIP
          Newspaper
          SEC number                                                   811-21779
          JH fund number
CLASS R4  Ticker
          CUSIP
          Newspaper
          SEC number                                                   811-21779
          JH fund number
CLASS R5  Ticker
          CUSIP
          Newspaper
          SEC number                                                   811-21779
          JH fund number



(Your       YOUR EXPENSES
 expenses   Operating expenses are paid from the fund's assets, and
 graphic)   therefore are paid by shareholders indirectly.


ANNUAL OPERATING EXPENSES(A)                                    CLASS R3      CLASS R4      CLASS R5
Management fee                                                     0.15%         0.15%         0.15%
Distribution and service (12b-1) fees                              0.50%         0.25%          none
Service Plan fee                                                   0.20%         0.15%         0.10%
Other expenses(b)                                                  0.33%         0.33%         0.33%
Total fund operating expenses                                      1.18%         0.88%         0.58%
Contractual expense reimbursement (at least until 5-1-07)(c)       0.18%         0.18%         0.18%
Net fund operating expenses                                        1.00%         0.70%         0.40%
Estimated underlying fund expenses(d)                              0.89%         0.89%         0.89%
Net fund operating expenses and underlying fund expenses           1.89%         1.59%         1.29%

(a) Based on estimated expenses for the current fiscal year.
(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.
(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2007 and may thereafter be terminated by the Adviser at any time.
(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                       YEAR 1        YEAR 3         YEAR 5       YEAR 10
Class R3                                                         $192          $631         $1,097        $2,386
Class R4                                                         $162          $540         $  943        $2,069
Class R5                                                         $131          $447         $  786        $1,742

YOUR ACCOUNT

---------------------------------------------------------------

CLASS R3, R4 AND R5 SHARES

The Class R3, R4 and R5 shares of the Absolute Return Portfolio are sold without any front-end or deferred sales charges. Each of the R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.

 CLASS R3

- Distribution and service (12b-1) fees of 0.50%.

 CLASS R4

- Distribution and service (12b-1) fees of 0.25%.

The Fund has adopted Service Plans for the Class R3, R4 and R5 shares of each of the funds which authorize the Fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of a fund's share class held by plan participants and is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

Class R3, R4 and R5 shares are available only to qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code") ("529 plans") distributed by John Hancock or one of its affiliates and retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("Plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Code, and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock Class R shares funds. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12B-1 FEES Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
---------------------------------------------------------------

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for the fund is calculated based upon the NAVs of the underlying funds other investments in which it invests.

The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, the fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest,

 8 YOUR ACCOUNT
in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING
PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks: Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.

                                                                 YOUR ACCOUNT  9

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities:
  Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

---------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance

- after any changes of name or address of the registered owner(s)

- in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The fund generally declares income dividends daily and pays them annually. Your income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of the fund's fiscal year.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

TAXABILITY OF TRANSACTIONS Any time you redeem shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the SAI. Portfolio holding information is filed with the SEC on Forms N-CSR and N-Q.

 10 YOUR ACCOUNT

INFORMATION ABOUT THE UNDERLYING FUNDS

---------------------------------------------------------------

RISKS OF INVESTING IN UNDERLYING FUNDS

By owning shares of underlying funds, the Absolute Return Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

INTEREST RATE RISK Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

CREDIT QUALITY RISK Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING
CATEGORY Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

GENERAL RISKS

- RISK TO PRINCIPAL AND INCOME Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

- PRICE VOLATILITY The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

- LIQUIDITY The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

- DEPENDENCE ON SUBADVISER'S OWN CREDIT ANALYSIS While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

ADDITIONAL RISKS REGARDING LOWER RATED CORPORATE FIXED-INCOME SECURITIES Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  11
leveraged, increasing the risk that principal and income will not be repaid.

ADDITIONAL RISKS REGARDING LOWER RATED FOREIGN GOVERNMENT FIXED-INCOME SECURITIES Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

SMALL OR UNSEASONED COMPANIES

- SURVIVAL OF SMALL OR UNSEASONED COMPANIES Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

- CHANGES IN EARNINGS AND BUSINESS PROSPECTS Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

- LIQUIDITY The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

- IMPACT OF BUYING OR SELLING SHARES Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

- PUBLICLY AVAILABLE INFORMATION There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

MEDIUM SIZE COMPANIES

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- CURRENCY FLUCTUATIONS Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

- POLITICAL AND ECONOMIC CONDITIONS Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

- REMOVAL OF PROCEEDS OF INVESTMENTS FROM A FOREIGN COUNTRY Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- NATIONALIZATION OF ASSETS Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- SETTLEMENT OF SALES Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

- INVESTOR PROTECTION STANDARDS Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HEDGING AND OTHER STRATEGIC TRANSACTIONS Individual underlying funds may be authorized to use a variety of investment

 12 INFORMATION ABOUT THE UNDERLYING FUNDS strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

- exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

- financial futures contracts (including stock index futures),

- interest rate transactions*, and

- currency transactions**

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the underlying funds indicates which, if any, of these types of transactions may be used by the funds.

* A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

- to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,

- to protect a fund's unrealized gains in the value of its securities,

- to facilitate the sale of a fund's securities for investment purposes,

- to manage the effective maturity or duration of a fund's securities,

- to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of an underlying fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI.

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  13

--------------------------------------------------------------------------------

DESCRIPTION OF UNDERLYING FUNDS

The Absolute Return Portfolio may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the underlying funds for the current fiscal year; and (iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ACTIVE BOND FUND                            0.67%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
and John Hancock Advisers, LLC                               and instruments.

-------------------------------------------------------------------------------------------------------------------------
BOND INDEX FUND                             0.94%            Seeks to track the performance of the Lehman Brothers
Declaration Management & Research LLC                        Aggregate Index* (which represents the U.S. investment grade bond market). The fund normally invests at least 80% of its assets in securities listed in this Index. The fund is an
                                                             intermediate-term bond fund of high and medium credit
                                                             quality.

-------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND                              0.75%            Seeks total return consisting of income and capital
Wells Capital Management,                                    appreciation by normally investing in a broad range of
Incorporated                                                 investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal
                                                             circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND                            0.78%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management by investing primarily in fixed-income securities denominated in major foreign currencies, baskets of foreign currencies
                                                             (such as the ECU) and the U.S. dollar.

-------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND                            0.77%            Seeks high current income by normally investing at least 80%
Sovereign Asset Management LLC                               of its assets in U.S. and foreign fixed-income securities
                                                             rated BB/Ba or lower and their unrated equivalents.

-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND                             0.72%            Seeks to realize an above-average total return over a market
Salomon Brothers Asset Management Inc                        cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND FUND                0.70%            Seeks a high level of current income consistent with the
Wellington Management Company, LLP                           maintenance of principal and liquidity by investing in a
                                                             diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to
                                                             20% of its assets in non-investment grade fixed income
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
REAL RETURN BOND FUND                       0.75%            Seeks maximum return, consistent with preservation of
Pacific Investment Management Company                        capital and prudent investment management, by normally
                                                             investing at least 80% of its net assets in
                                                             inflation-indexed bonds of varying maturities issued by the
                                                             U.S. and non-U.S. governments and by corporations.

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                        1.06%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
                                                             and instruments.

-------------------------------------------------------------------------------------------------------------------------

 14 INFORMATION ABOUT THE UNDERLYING FUNDS

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SPECTRUM INCOME FUND                        0.80%            Seeks a high level of current income with moderate share
T. Rowe Price Associates, Inc.                               price fluctuation. The fund diversifies its assets widely
                                                             among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of
                                                             markets that are declining and to benefit from good
                                                             performance in particular segments over time. The fund
                                                             normally invests in domestic and international bonds,
                                                             income-oriented stocks, short-term securities,
                                                             mortgage-backed securities and U.S. Government securities.
                                                             The fund may invest in high yield fixed-income securities
                                                             (commonly known as "junk bonds").

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND                         0.75%            Seeks a high level of total return consistent with
Salomon Brothers Asset Management Inc                        preservation of capital by giving its subadviser broad
                                                             discretion to deploy the fund's assets among certain
                                                             segments of the fixed income market in the manner the
                                                             subadviser believes will best contribute to achieving the
                                                             fund's investment goal.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                       1.15%            Seeks a high level of current income by normally investing
Sovereign Asset Management LLC                               primarily in: foreign government and corporate debt
                                                             securities from developed and emerging markets; U.S.
                                                             Government and agency securities; and U.S. high yield bonds.

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND                           0.75%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management, by normally investing at least 65% of its assets in a
                                                             diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                                             vary within a three- to six-year time frame based on the
                                                             subadviser's forecast for interest rates.

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             0.69%            Seeks a high level of current income, consistent with
Salomon Brothers Asset Management Inc                        preservation of capital and maintenance of liquidity, by
                                                             investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                                             collateralized mortgage obligations backed by such
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
U.S. HIGH YIELD BOND FUND                   0.82%            Seeks total return with a high level of current income by
Wells Capital Management,                                    normally investing primarily in below investment-grade debt
Incorporated                                                 securities (commonly known as "junk bonds" or high yield
                                                             securities). The fund also invests in corporate debt
                                                             securities and may buy preferred and other convertible
                                                             securities and bank loans.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
500 INDEX FUND                              0.50%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P 500 Composite Stock Price Index*.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE FUND                           0.93%            Seeks long-term growth of capital by investing primarily in
Deutsche Asset Management Inc.                               common stocks and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH FUND                         0.95%            Seeks long-term capital appreciation by normally investing
AIM Capital Management, Inc.                                 the its assets principally in common stocks of companies
                                                             that are likely to benefit from new or innovative products, services or processes, as well as those that have
                                                             experienced above average, long-term growth in earnings and have excellent prospects for future growth.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  15

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND                          0.89%            Seeks capital appreciation by investing in equity securities
Lord, Abbett & Co                                            of U.S. and multinational companies in all capitalization
                                                             ranges that the subadviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND                       0.85%            Seeks to achieve long-term growth of capital (current income
T. Rowe Price Associates, Inc.                               is a secondary objective) by normally investing at least 80%
                                                             of its total assets in the common stocks of large and
                                                             medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

-------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND                   0.90%            Seeks long-term capital growth by investing at least 65% of
Jennison Associates LLC                                      its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects.
                                                             These companies are generally medium-to-large capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
CLASSIC VALUE FUND                          1.23%            Seeks long-term growth of capital by normally investing at
Pzena Investment Management, LLC                             least 80% of its net assets in domestic equity securities.
                                                             The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

-------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND                            0.84%            Seeks long-term capital growth by normally investing
Legg Mason Capital Management, Inc.                          primarily in equity securities that, in the subadviser's
                                                             opinion, offer the potential for capital growth. The
                                                             subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

-------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH FUND                         1.13%            Seeks long-term growth of capital by investing in stocks and
Deutsche Asset Management Inc.                               other equity securities of medium-sized U.S. companies with strong growth potential.

-------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                        0.87%            Seeks superior long-term rates of return through capital
MFC Global Investment Management                             appreciation by normally investing primarily in high quality
(U.S.A.) Limited                                             securities and convertible instruments of small-cap U.S.
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
EMERGING SMALL COMPANY FUND                 1.06%            Seeks long-term growth of capital by normally investing at
Franklin Advisers, Inc.                                      least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stock equity securities of
                                                             companies with market capitalizations that approximately
                                                             match the range of capitalization of the Russell 2000 Growth
                                                             Index* ("small cap stocks") at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME FUND                          0.85%            Seeks to provide substantial dividend income and also
T. Rowe Price Associates, Inc.                               long-term capital appreciation by investing primarily in
                                                             dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                             dividends and capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                     1.09%            Seeks growth of capital by normally investing at least 80%
Davis Advisors                                               of the its net assets (plus any borrowings for investment
                                                             purposes) in companies principally engaged in financial
                                                             services. A company is 'principally engaged' in financial
                                                             services if it owns financial services-related assets
                                                             constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its
                                                             provision of financial services.

-------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND                      0.82%            Seeks growth of capital by normally investing primarily in
Davis Advisors                                               common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are
                                                             undervalued. The fund may also invest in U.S. companies with smaller capitalizations.

-------------------------------------------------------------------------------------------------------------------------

 16 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
GLOBAL ALLOCATION FUND                      1.14%            Seeks total return, consisting of long-term capital
UBS Global Asset Management                                  appreciation and current income, by investing in equity and
(Americas) Inc.                                              fixed income securities of issuers located within and
                                                             outside the U.S.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND                                 1.04%            Seeks long-term capital appreciation by normally investing
Templeton Global Advisors Limited                            at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of companies
                                                             located anywhere in the world, including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL REAL ESTATE FUND                     1.12%            Seeks to achieve a combination of long-term capital
Deutsche Asset Management, Inc.                              appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment
                                                             trusts ("REITS") and real estate companies including foreign
                                                             REITS and real estate companies.

-------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                        0.75%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market.

-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                                 0.85%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Growth Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND                   0.87%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Growth Index . The fund
LLC                                                          typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies ('small and mid-cap companies'). The fund normally invests at least
                                                             80% of its assets in investments in small and mid-cap
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND                        1.20%            Seeks long-term capital appreciation by normally investing
T. Rowe Price Associates, Inc.                               at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or
                                                             the life sciences (collectively, "health sciences").

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND             0.63%            Seeks to track the performance of broad-based equity indices
SSgA Funds Management, Inc.                                  of foreign companies in developed and emerging markets by
                                                             attempting to track the performance of the MSCI All Country
                                                             World ex-US Index*.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND                   1.03%            Seeks long term capital appreciation by seeking to
Grantham, Mayo, Van Otterloo & Co.                           outperform its benchmark, the S&P/Citigroup Primary Market
LLC                                                          Index ("PMI") Europe, Pacific, Asia Composite ("EPAC")
                                                             Growth Style Index. The fund typically invests in a
                                                             diversified portfolio of equity investments from developed markets throughout the world.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND            1.11%            Seeks long-term growth of capital by normally investing at
Marsico Capital Management, LLC                              least 65% of its assets in common stocks of foreign
                                                             companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the
                                                             world and normally invests in issuers from at least three
                                                             different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  17

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP FUND                1.08%            Seeks capital appreciation by investing primarily in the
Templeton Investment Counsel, Inc.                           common stock of companies located outside the U.S. which
                                                             have total stock market capitalization or annual revenues of
                                                             $1.5 billion or less ("small company securities").

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY FUND            1.18%            Seeks long-term capital appreciation by investing its assets
Dimensional Fund Advisors, Inc.                              in equity securities of non-U.S. small companies of
                                                             developed countries [and may invest up to 20% of its assets in equity securities of small companies in emerging
                                                             markets].

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK FUND                    1.02%            Seeks to achieve high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the MSCI EAFE Index. The fund normally invests
LLC                                                          80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed
                                                             markets other than the U.S.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                    0.93%            Seeks long-term growth of capital by normally investing
Templeton Investment Counsel, Inc.                           primarily in equity securities of companies located outside the U.S., including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND                        0.83%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND                              0.93%            Seeks to maximize total return, consisting of capital
UBS Global Asset Management                                  appreciation and current income, by normally investing at
(Americas) Inc.                                              least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large
                                                             capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                       0.95%            Seeks long-term growth of capital by normally investing at
Fidelity Management & Research                               least 80% of its net assets (plus any borrowings for
Company                                                      investment purposes) in equity securities of companies with large market capitalizations.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND                        0.94%            Seeks long-term growth of capital by normally investing,
Mercury Advisors                                             primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

-------------------------------------------------------------------------------------------------------------------------
MANAGED FUND                                1.16%            Seeks income and long-term capital appreciation by investing
Grantham, Mayo, Van Otterloo & Co.                           primarily in a diversified mix of: (a) common stocks of
LLC and Declaration Management &                             large and mid sized U.S. companies; and (b) bonds with an
Research LLC                                                 overall intermediate term average maturity. The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently
                                                             manages its portion of the fund's portfolio.

-------------------------------------------------------------------------------------------------------------------------
MID CAP CORE FUND                           0.93%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in equity securities, including
                                                             convertible securities, of mid-capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND                          0.54%            Seeks to approximate the aggregate total return of a mid cap
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P Mid Cap 400 Index*.

-------------------------------------------------------------------------------------------------------------------------

 18 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK FUND                          0.90%            Seeks long-term growth of capital by normally investing at
Wellington Management Company, LLP                           least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of medium-sized
                                                             companies with significant capital appreciation potential.
                                                             The fund tends to invest in companies having market
                                                             capitalizations similar to those of companies included in
                                                             the Russell Mid Cap Index.

-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE EQUITY FUND                   0.97%            Seeks to provide long-term growth of capital by investing at
RiverSource Investment, LLC                                  least 80% of its net assets in equity securities of
                                                             medium-sized companies.

-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND                          0.90%            Seeks capital appreciation by normally investing at least
Lord, Abbett & Co                                            80% of its net assets (plus any borrowings for investment
                                                             purposes) in mid-sized companies, with market
                                                             capitalizations of roughly $500 million to $10 billion.

-------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES FUND                      1.06%            Seeks long-term total return by normally investing primarily
Wellington Management Company, LLP                           in equity and equity-related securities of natural
                                                             resource-related companies worldwide.

-------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND                            1.13%            Seeks long-term growth of capital by investing in a
MFC Global Investment Management                             diversified portfolio comprised primarily of common stocks
(U.S.A.) Limited                                             and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ALL CAP FUND                   0.78%            Seeks long-term growth of capital by normally investing
MFC Global Investment Management                             primarily in equity securities of U.S. companies. The fund
(U.S.A.) Limited                                             will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP FUND                   0.82%            Seeks long-term growth of capital by normally investing at
MFC Global Investment Management                             least 80% of its total assets (plus any borrowings for
(U.S.A.) Limited                                             investment purposes) in U.S. mid-cap stocks, convertible
                                                             preferred stocks, convertible bonds and warrants.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE VALUE FUND                     0.76%            Seeks long-term capital appreciation by investing primarily
MFC Global Investment Management                             in large-cap U.S. securities with the potential for
(U.S.A.) Limited                                             long-term growth of capital.

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND                     0.95%            Seeks to provide long-term growth through a combination of
T. Rowe Price Associates, Inc.                               capital appreciation and current income by investing at
                                                             least 80% of its net assets in the equity securities of real estate companies.

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND                 0.74%            Seeks to achieve a combination of long-term capital
Deutsche Asset Management Inc.                               appreciation and current income by normally investing at
                                                             least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of real estate
                                                             investment trusts ("REITs") and real estate companies.

-------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY FUND                   1.12%            Seeks long-term growth of capital by normally investing at
T. Rowe Price Associates, Inc.                               least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of
                                                             science and technology. Current income is incidental to the fund's objective.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND                              0.92%            Seeks maximum capital appreciation consistent with
Independence Investment LLC                                  reasonable risk to principal by normally investing at least
                                                             80% of its net assets in equity securities of companies
                                                             whose market capitalizations are under $2 billion.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  19

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                       1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           primarily in small-cap companies believed to offer above
                                                             average potential for growth in revenues and earnings.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND                        0.54%            Seeks to approximate the aggregate total return of a small
MFC Global Investment Management                             cap U.S. domestic equity market index by attempting to track
(U.S.A.) Limited                                             the performance of the Russell 2000 Index.*

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                1.06%            Seeks long-term capital appreciation by normally investing
Munder Capital Management                                    at least 80% of its assets in equity securities of companies with market capitalizations within the range of the
                                                             companies in the Russell 2000 Index.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                        1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY FUND                          1.13%            Seeks long-term capital growth by normally investing
American Century Investment                                  primarily in equity securities of smaller-capitalization
Management, Inc.                                             U.S. companies. The subadviser uses quantitative, computer-
                                                             driven models to construct the fund's portfolio of stocks.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                   1.15%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in securities of
                                                             small-capitalization companies. The subadviser seeks to
                                                             identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                    1.08%            Seeks long-term growth of capital by investing primarily in
T. Rowe Price Associates, Inc.                               small companies whose common stocks are believed to be
                                                             undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes)
                                                             in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the
                                                             Russell 2000 Index at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
SPECIAL VALUE FUND                          1.08%            Seeks long-term capital growth by normally investing at
Salomon Brothers Asset Management Inc                        least 80% of its net assets in common stocks and other
                                                             equity securities of companies whose market capitalizations at the time of investment are no greater than the market
                                                             capitalization of companies in the Russell 2000 Value Index.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE FUND                        0.94%            Seeks capital appreciation by normally investing at least
Massachusetts Financial Services                             65% of its net assets in common stocks and related
Company                                                      securities of companies which the subadviser believes are
                                                             undervalued in the market relative to their long term
                                                             potential.

-------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND               0.54%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the Wilshire 5000 Equity Index.*

-------------------------------------------------------------------------------------------------------------------------
U.S. GLOBAL LEADERS GROWTH FUND             0.78%            Seeks long-term growth of capital by normally investing
Sustainable Growth Advisers, L.P.                            primarily in common stocks of 'U.S. Global Leaders' as
                                                             determined by the subadviser.

-------------------------------------------------------------------------------------------------------------------------

 20 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
U.S. MULTI SECTOR FUND                      0.81%            Seeks long term capital appreciation. The fund normally
Grantham, Mayo, Van Otterloo & Co.                           invests in securities in the Wilshire 5000 Index, an
LLC                                                          independently maintained index which measures the
                                                             performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The
                                                             fund normally invests at least 80% of its assets in
                                                             investments tied economically to the U.S.

-------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND                              1.14%            Seeks capital growth and current income (income above that
Massachusetts Financial Services                             available from a portfolio invested entirely in equity
Company                                                      securities) by normally investing at least 80% of its net
                                                             assets (plus any borrowings for investment purposes) in
                                                             equity and debt securities of domestic and foreign companies in the utilities industry.

-------------------------------------------------------------------------------------------------------------------------
VALUE & RESTRUCTURING FUND                  0.90%            Seeks long-term capital appreciation by investing primarily
United States Trust Company                                  (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values. The subadviser looks for companies as to which restructuring activities, such as
                                                             consolidations, outsourcing, spin-offs or reorganizations
                                                             (including companies that have filed for protection from
                                                             creditors under the U.S. Bankruptcy Code), will offer
                                                             significant value to the issuer and increase its investment potential.

-------------------------------------------------------------------------------------------------------------------------
VALUE FUND                                  0.86%            Seeks to realize an above-average total return over a market
Van Kampen                                                   cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in equity securities of
                                                             companies with capitalizations similar to the market
                                                             capitalizations of companies in the Russell Midcap Value
                                                             Index.

-------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND                    0.88%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Value Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.

-------------------------------------------------------------------------------------------------------------------------
VISTA FUND                                  0.97%            Seeks long-term capital growth by normally investing in
American Century Investment                                  common stocks of U.S. and foreign companies that are
Management, Inc.                                             medium-sized and smaller at the time of purchase. The fund also may invest in domestic and foreign preferred stocks,
                                                             convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds
                                                             and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will
                                                             increase in value over time, using a proprietary investment strategy.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ACTIVE VALUE FUND                           0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and value characteristics similar to those of companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND                                 1.17%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co.                           its benchmark, the S&P/ Citigroup Primary Market Index
LLC                                                          ("PMI") World Growth Index. The fund typically invests in a diversified portfolio of equity investments from the world's developed markets.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  21

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                                 0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Growth Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND                   0.88%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Growth Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in investments in small cap companies.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                     1.05%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co.                           its benchmark, the MSCI EAFE Index. The fund normally
LLC                                                          invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from
                                                             developed markets outside the U.S.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND                   1.08%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co.                           its benchmark, the S&P/ Citigroup Primary Market Index
LLC                                                          ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth
                                                             Style Index*. The fund typically invests in a diversified
                                                             mix of equity investments from developed markets outside the
                                                             U.S.

-------------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND                        0.84%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
U.S. CORE FUND                              0.83%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market.

-------------------------------------------------------------------------------------------------------------------------
U.S. QUALITY EQUITY FUND                    0.85%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market. The fund typically holds between 40 and
                                                             80 stocks.

-------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND                    0.89%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Value Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ('small cap companies'). The fund normally invests at least 80% of its assets in securities of small cap companies.

-------------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

 22 INFORMATION ABOUT THE UNDERLYING FUNDS

FUND DETAILS

---------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the investment goal of the Absolute Return Portfolio without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser for its services to the fund a fee that is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule.

  MANAGEMENT FEE SCHEDULE

                    All asset levels 0.015%

                 (Distribution and Shareholder services chart)

                                                                FUND DETAILS  23

---------------------------------------------------------------

BUSINESS STRUCTURE

SUBADVISER MFC Global (U.S.A.) is the subadviser to the Absolute Return Portfolio. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC. The subadviser is compensated by the Adviser.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGERS Steve Orlich and Jamie Robertson are the portfolio managers for the Absolute Return Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Robertson previously was a Vice President at J.P. Morgan, began working at MFC Global (U.S.A.) in a consulting capacity in 2000 and was appointed to his present position in 2004. The Fund's Statement of Additional Information includes additional information about the portfolio managers' compensation, the other accounts they manage and their ownership of shares of the fund, if any.

FINANCIAL HIGHLIGHTS Financial highlights are not yet available for the fund which is newly organized.

 24 FUND DETAILS

For more information

The following document is available that offers further information on John Hancock Funds II:
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI of John Hancock Funds II contains more detailed information on all aspects of the Absolute Return Portfolio, including a summary of the policy of John Hancock Funds II regarding disclosure of the fund's portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
(C)2006 JOHN HANCOCK FUNDS, LLC   ARRPN 4/06


TO REQUEST A FREE COPY OF THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN
HANCOCK:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

(JOHN HANCOCK SIG LOGO)
JOHN HANCOCK FUNDS, LLC
MEMBER NASD

601 Congress Street
Boston, MA 02210-2805

                JOHN HANCOCK FUNDS II

                Absolute Return Portfolio

                PROSPECTUS -- CLASS 1 AND CLASS 3 SHARES               4.28.2006

                (John Hancock logo)

                As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

            CONTENTS
            -------------------------------------------------------------

                                     OVERVIEW
                                     --------------------------------------------------------------------------
                                     ABSOLUTE RETURN PORTFOLIO                                                5
                                     YOUR ACCOUNT
                                     --------------------------------------------------------------------------
                                     CLASS 1 AND CLASS 3 SHARES                                               8
                                     TRANSACTION POLICIES                                                     8
                                     DIVIDENDS AND ACCOUNT POLICIES                                          10
                                     INFORMATION ABOUT THE UNDERLYING FUNDS
                                     --------------------------------------------------------------------------
                                     RISKS OF INVESTING IN THE UNDERLYING FUNDS                              11
                                     DESCRIPTION OF UNDERLYING FUNDS                                         14
                                     FUND DETAILS
                                     --------------------------------------------------------------------------
                                     BUSINESS STRUCTURE                                                      23
                                     FINANCIAL HIGHLIGHTS                                                    24
                                     FOR MORE INFORMATION                                            BACK COVER
                                     --------------------------------------------------------------------------

                  OVERVIEW
                  --------------------------------------------------

                  JOHN HANCOCK FUNDS II -- ABSOLUTE RETURN PORTFOLIO

                  This prospectus provides information about the Absolute Return Portfolio, one fund of John Hancock Funds II (sometimes referred to as the "Fund"). The Absolute Return Portfolio is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). Subject to certain limitations described in this prospectus, the Absolute Return Portfolio may at any time invest any percentage of its assets in underlying funds which invest primarily either in equity securities or fixed income securities. The Absolute Return Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

                  The Absolute Return Portfolio offers a number of share classes which have different expenses and distributions or shareholder services arrangements. This prospectus relates to the Class 1 and Class 3 shares of the Absolute Return Portfolio, which invests only in class NAV shares of the underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

                  RISKS OF MUTUAL FUNDS

                  Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

                  INVESTMENT MANAGEMENT

                  John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Absolute Return Portfolio. The Adviser and the subadviser to the Absolute Return Portfolio are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

                  --------------------------------------------------

                  PERFORMANCE AND EXPENSES

                  The investment performance of the Absolute Return Portfolio will reflect both its subadviser's allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity which is purchased by the fund. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

                  UNDERLYING FUNDS

                  For a brief description of each underlying fund
                  and its categorization as an equity or a
                  fixed-income fund, see p.   .

                  Because the Absolute Return Portfolio may invest principally in shares of underlying funds, it is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Absolute Return Portfolio since the underlying funds in which it invests have diverse holdings.

                  SUBADVISER

                  MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Absolute Return Portfolio and formulates a continuous investment program for the fund consistent with its investment goal and strategies.

       -------------------------------------------------------------

       FUND INFORMATION KEY

       A concise description of the Absolute Return Portfolio is set forth below. The description provides the following information:

         (Goals      GOAL AND STRATEGY                                   (Main   MAIN RISKS
           and                                                           risks
          strategy   The fund's particular investment                 graphic)   The major risk factors associated
          graphic)   goals and the strategies it                                 with the fund.
                     intends to use in pursuing those
                     goals.

         (Past       PAST PERFORMANCE                                    (Your   YOUR EXPENSES
         performance                                                   expense
           strategy  The fund's total return, measured                graphic)   The overall costs borne by an
           graphic)  year-by-year and over time.                                 investor in the fund, including
                                                                                 annual expenses.

ABSOLUTE RETURN PORTFOLIO

(Goal and Strategy graphic)
           GOAL AND STRATEGY

           The Absolute Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
To pursue this goal, the fund invests in a number of the other portfolios of the Fund which invest primarily either in equity securities or fixed income securities ("underlying funds"). The Absolute Return Portfolio may also invest in the securities of other investment companies and in other types of investments as described below.

In employing its investment strategies for the Absolute Return Portfolio, the subadviser attempts to achieve an average annual total rate of return for the portfolio that meets or exceeds the Consumer Price Index (All Urban Consumers) ("CPI") plus 5% (net of advisory fees) over a long-term time horizon while attempting to maintain a low probability of negative returns in any 12-month time period. The adviser and subadviser do not represent or guarantee that the Absolute Return Portfolio will meet this total return goal or achieve positive returns every year.

The Fund portfolios eligible for purchase by the fund consist of all of the Fund portfolios except the Lifestyle Portfolios. In investing in shares of underlying funds, the Absolute Return Portfolio purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund is non-diversified for purposes of the 1940 Act.

OTHER PERMITTED INVESTMENTS

The Absolute Return Portfolio may also invest in:

- U.S. government securities and short-term paper.

- Shares of other registered open-end investment companies (and registered unit investment trusts) within the same "group of investment companies" as that term is defined in Section 12 of the 1940 Act.

In addition, if permitted by SEC order or applicable regulations, the fund may:

- Purchase domestic and foreign equity and fixed income securities.

- Investments in equity securities may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.

- Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade.

- Purchase securities of registered closed-end investment companies that are part of the same "group of investment companies" as that term is defined in
  Section 12 of the 1940 Act.

- Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

- Make short sales of securities (borrow and sell securities not owned by the portfolio), either to realize appreciation when a security that the portfolio does not own declines in value or as a hedge against potential declines in the value of a portfolio security.

If permitted by SEC order or applicable regulations, the fund is authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

As indicated, the fund may engage in a number of the investment practices described above only if permitted under applicable regulations or SEC exemptive relief from certain prohibitions is obtained. There can be no assurance, however, that such relief will be granted.

MANAGEMENT OF THE FUND

Subject to the limitations described above, the Absolute Return Portfolio may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Absolute Return Portfolio. Such adjustments may be made, for example, to increase or decrease the Absolute Return Portfolio's holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Absolute Return Portfolio's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

TEMPORARY DEFENSIVE INVESTING

The Absolute Return Portfolio may invest up to 100% of its assets in cash or money market instruments for the purpose of:

- meeting redemption requests,

- making other anticipated cash payments, or

- protecting the portfolio in the event MFC Global (U.S.A.) determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment objective will be limited.

(Past performance graphic)
        PAST PERFORMANCE

        Performance is not provided since the portfolio commenced operations in April 2006.

(Main risks graphic)
           MAIN RISKS

           The principal risks of investing in the Absolute Return Portfolio (which include the risks of any underlying investment company or similar entity purchased by the fund), which could adversely affect its net asset value and performance, include:

- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic political and social instability.

- Investment Company Securities Risk. The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of investments. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific investment's poor performance is likely to affect its performance.

- Liquidity Risk. A portfolio is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Portfolios with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for portfolios which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

- Fixed-income Securities Risk. Fixed income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

- Issuer Risk. An issuer of a security purchased by a portfolio may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

- Active Management Risk. Most portfolios (other than index funds) are actively managed by their subadvisers. The performance of a portfolio that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the portfolio's investment objective. If the subadviser's investment strategies do not perform as expected, the portfolio could underperform other mutual funds with similar investment objectives or lose money.

- Credit and Counterparty Risk. Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

- Short Sales Risk. Short sales involve costs and risk. The portfolio must pay the lender interest on the security it borrows, and the portfolio will lose money if the price of the security increases between the time of the short sale and the date when the portfolio replaces the borrowed security.

SUBADVISER
MFC GLOBAL (U.S.A.)
FUND CODES

CLASS 1   Ticker
          CUSIP
          SEC number                                                   811-21779
CLASS 3   Ticker
          CUSIP
          SEC number                                                   811-21779



(Your       YOUR EXPENSES
 expenses   Operating expenses are paid from the fund's assets, and
 graphic)   therefore are paid by shareholders indirectly.


ANNUAL OPERATING EXPENSES(A)                                    CLASS 1      CLASS 3
Management fee                                                    0.15%        0.15%
Distribution and service (12b-1) fees                             0.05%        0.55%
Service plan fee                                                   none        0.08%
Other expenses                                                    0.06%        0.25%
Total fund operating expenses                                     0.26%        1.03%
Contractual expense reimbursement (at least until 5-1-07)(b)       none        0.27%
Net fund operating expenses                                       0.26%        0.76%
Estimated underlying fund expenses(c)                             0.89%        0.89%
Net fund operating expenses and underlying fund expenses          1.15%        1.65%

(a) Based on estimated expenses for the current fiscal year.
(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for Class 3 shares to the extent of all transfer agency fees, blue sky fees and printing and postage expenses attributable to the class. This agreement remains in effect until May 1, 2007 and may thereafter may be terminated by the Adviser at any time.
(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds -- Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSES                                                 YEAR 1      YEAR 3      YEAR 5      YEAR 10
Class 1                                                    $117        $365       $ 633        $1,398
Class 3                                                    $168        $577       $1,012       $2,221

YOUR ACCOUNT

---------------------------------------------------------------

CLASS 1 AND CLASS 3 SHARES

The Class 1 and Class 3 shares of the Absolute Return Portfolio are sold without any front-end or deferred sales charges. Each share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

 CLASS 1

- Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

 CLASS 3

- Distribution and service (12b-1) fees of 0.55%.

Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any qualified plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12B-1 FEES Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information ("SAI").

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.
---------------------------------------------------------------

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for the fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, the fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion

 8 YOUR ACCOUNT
of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING
PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks: Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general

                                                                 YOUR ACCOUNT  9
  trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.

- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.
---------------------------------------------------------------

DIVIDENDS AND ACCOUNT POLICIES

DIVIDENDS The fund generally declares income dividends daily and pays them annually. Your income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of the fund's fiscal year.

ACCOUNT STATEMENTS The Fund will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the SAI. Portfolio holding information is filed with the SEC on Forms N-CSR and N-Q.

 10 YOUR ACCOUNT

INFORMATION ABOUT THE UNDERLYING FUNDS

---------------------------------------------------------------

RISKS OF INVESTING IN THE UNDERLYING FUNDS

By owning shares of underlying funds, the Absolute Return Portfolio indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

INTEREST RATE RISK Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

CREDIT QUALITY RISK Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING
CATEGORY Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

GENERAL RISKS

- RISK TO PRINCIPAL AND INCOME Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

- PRICE VOLATILITY The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

- LIQUIDITY The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

- DEPENDENCE ON SUBADVISER'S OWN CREDIT ANALYSIS While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

ADDITIONAL RISKS REGARDING LOWER RATED CORPORATE FIXED-INCOME SECURITIES Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  11
leveraged, increasing the risk that principal and income will not be repaid.

ADDITIONAL RISKS REGARDING LOWER RATED FOREIGN GOVERNMENT FIXED-INCOME SECURITIES Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

SMALL OR UNSEASONED COMPANIES

- SURVIVAL OF SMALL OR UNSEASONED COMPANIES Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

- CHANGES IN EARNINGS AND BUSINESS PROSPECTS Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

- LIQUIDITY The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

- IMPACT OF BUYING OR SELLING SHARES Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

- PUBLICLY AVAILABLE INFORMATION There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

MEDIUM SIZE COMPANIES

- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

- CURRENCY FLUCTUATIONS Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

- POLITICAL AND ECONOMIC CONDITIONS Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

- REMOVAL OF PROCEEDS OF INVESTMENTS FROM A FOREIGN COUNTRY Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

- NATIONALIZATION OF ASSETS Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

- SETTLEMENT OF SALES Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

- INVESTOR PROTECTION STANDARDS Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

 12 INFORMATION ABOUT THE UNDERLYING FUNDS

HEDGING AND OTHER STRATEGIC TRANSACTIONS Individual underlying funds may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below: strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

- exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

- financial futures contracts (including stock index futures),

- interest rate transactions*, and

- currency transactions**

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the underlying funds indicates which, if any, of these types of transactions may be used by the funds.

*A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

**A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

- to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,

- to protect a fund's unrealized gains in the value of its securities,

- to facilitate the sale of a fund's securities for investment purposes,

- to manage the effective maturity or duration of a fund's securities,

- to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of an underlying fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the requirement to segregate assets with respect to these transactions, appears in the SAI.

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  13

--------------------------------------------------------------------------------

DESCRIPTION OF UNDERLYING FUNDS

The Absolute Return Portfolio may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the underlying funds for the current fiscal year; and (iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ACTIVE BOND FUND                            0.67%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
and John Hancock Advisers, LLC                               and instruments.

-------------------------------------------------------------------------------------------------------------------------
BOND INDEX FUND                             0.94%            Seeks to track the performance of the Lehman Brothers
Declaration Management & Research LLC                        Aggregate Index* (which represents the U.S. investment grade bond market). The fund normally invests at least 80% of its assets in securities listed in this Index. The fund is an
                                                             intermediate-term bond fund of high and medium credit
                                                             quality.

-------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND                              0.75%            Seeks total return consisting of income and capital
Wells Capital Management,                                    appreciation by normally investing in a broad range of
Incorporated                                                 investment-grade debt securities. The subadviser invests in debt securities that it believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds believed to be comparable to investment-grade debt securities. Under normal
                                                             circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND                            0.78%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management by investing primarily in fixed-income securities denominated in major foreign currencies, baskets of foreign currencies
                                                             (such as the ECU) and the U.S. dollar.

-------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND                            0.77%            Seeks high current income by normally investing at least 80%
Sovereign Asset Management LLC                               of its assets in U.S. and foreign fixed-income securities
                                                             rated BB/Ba or lower and their unrated equivalents.

-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND                             0.72%            Seeks to realize an above-average total return over a market
Salomon Brothers Asset Management Inc                        cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

-------------------------------------------------------------------------------------------------------------------------
INVESTMENT QUALITY BOND FUND                0.70%            Seeks a high level of current income consistent with the
Wellington Management Company, LLP                           maintenance of principal and liquidity by investing in a
                                                             diversified portfolio of investment grade bonds, focusing on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The fund may also invest up to
                                                             20% of its assets in non-investment grade fixed income
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
REAL RETURN BOND FUND                       0.75%            Seeks maximum return, consistent with preservation of
Pacific Investment Management Company                        capital and prudent investment management, by normally
                                                             investing at least 80% of its net assets in
                                                             inflation-indexed bonds of varying maturities issued by the
                                                             U.S. and non-U.S. governments and by corporations.

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                        1.06%            Seeks income and capital appreciation by investing at least
Declaration Management & Research LLC                        80% of its assets in a diversified mix of debt securities
                                                             and instruments.

-------------------------------------------------------------------------------------------------------------------------

 14 INFORMATION ABOUT THE UNDERLYING FUNDS

FIXED-INCOME UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SPECTRUM INCOME FUND                        0.80%            Seeks a high level of current income with moderate share
T. Rowe Price Associates, Inc.                               price fluctuation. The fund diversifies its assets widely
                                                             among market segments and seeks to maintain broad exposure to several markets in an attempt to reduce the impact of
                                                             markets that are declining and to benefit from good
                                                             performance in particular segments over time. The fund
                                                             normally invests in domestic and international bonds,
                                                             income-oriented stocks, short-term securities,
                                                             mortgage-backed securities and U.S. Government securities.
                                                             The fund may invest in high yield fixed-income securities
                                                             (commonly known as "junk bonds").

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND                         0.75%            Seeks a high level of total return consistent with
Salomon Brothers Asset Management Inc                        preservation of capital by giving its subadviser broad
                                                             discretion to deploy the fund's assets among certain
                                                             segments of the fixed income market in the manner the
                                                             subadviser believes will best contribute to achieving the
                                                             fund's investment goal.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                       1.15%            Seeks a high level of current income by normally investing
Sovereign Asset Management LLC                               primarily in: foreign government and corporate debt
                                                             securities from developed and emerging markets; U.S.
                                                             Government and agency securities; and U.S. high yield bonds.

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND                           0.75%            Seeks to realize maximum total return, consistent with
Pacific Investment Management Company                        preservation of capital and prudent investment management, by normally investing at least 65% of its assets in a
                                                             diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                                             vary within a three- to six-year time frame based on the
                                                             subadviser's forecast for interest rates.

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND             0.69%            Seeks a high level of current income, consistent with
Salomon Brothers Asset Management Inc                        preservation of capital and maintenance of liquidity, by
                                                             investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as
                                                             collateralized mortgage obligations backed by such
                                                             securities.

-------------------------------------------------------------------------------------------------------------------------
U.S. HIGH YIELD BOND FUND                   0.82%            Seeks total return with a high level of current income by
Wells Capital Management,                                    normally investing primarily in below investment-grade debt
Incorporated                                                 securities (commonly known as 'junk bonds' or high yield
                                                             securities). The fund also invests in corporate debt
                                                             securities and may buy preferred and other convertible
                                                             securities and bank loans.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
500 INDEX FUND                              0.50%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P 500 Composite Stock Price Index*.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP CORE FUND                           0.93%            Seeks long-term growth of capital by investing primarily in
Deutsche Asset Management Inc.                               common stocks and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index.

-------------------------------------------------------------------------------------------------------------------------
ALL CAP GROWTH FUND                         0.95%            Seeks long-term capital appreciation by normally investing
AIM Capital Management, Inc.                                 the its assets principally in common stocks of companies
                                                             that are likely to benefit from new or innovative products, services or processes, as well as those that have
                                                             experienced above average, long-term growth in earnings and have excellent prospects for future growth.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  15

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND                          0.89%            Seeks capital appreciation by investing in equity securities
Lord, Abbett & Co                                            of U.S. and multinational companies in all capitalization
                                                             ranges that the subadviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND                       0.85%            Seeks to achieve long-term growth of capital (current income
T. Rowe Price Associates, Inc.                               is a secondary objective) by normally investing at least 80%
                                                             of its total assets in the common stocks of large and
                                                             medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

-------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND                   0.90%            Seeks long-term capital growth by investing at least 65% of
Jennison Associates LLC                                      its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects.
                                                             These companies are generally medium-to-large capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
CLASSIC VALUE FUND                          1.23%            Seeks long-term growth of capital by normally investing at
Pzena Investment Management, LLC                             least 80% of its net assets in domestic equity securities.
                                                             The subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

-------------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND                            0.84%            Seeks long-term capital growth by normally investing
Legg Mason Capital Management, Inc.                          primarily in equity securities that, in the subadviser's
                                                             opinion, offer the potential for capital growth. The
                                                             subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.

-------------------------------------------------------------------------------------------------------------------------
DYNAMIC GROWTH FUND                         1.13%            Seeks long-term growth of capital by investing in stocks and
Deutsche Asset Management Inc.                               other equity securities of medium-sized U.S. companies with strong growth potential.

-------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND                        0.87%            Seeks superior long-term rates of return through capital
MFC Global Investment Management                             appreciation by normally investing primarily in high quality
(U.S.A.) Limited                                             securities and convertible instruments of small-cap U.S.
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
EMERGING SMALL COMPANY FUND                 1.06%            Seeks long-term growth of capital by normally investing at
Franklin Advisers, Inc.                                      least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stock equity securities of
                                                             companies with market capitalizations that approximately
                                                             match the range of capitalization of the Russell 2000 Growth
                                                             Index* ("small cap stocks") at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME FUND                          0.85%            Seeks to provide substantial dividend income and also
T. Rowe Price Associates, Inc.                               long-term capital appreciation by investing primarily in
                                                             dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing
                                                             dividends and capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND                     1.09%            Seeks growth of capital by normally investing at least 80%
Davis Advisors                                               of the its net assets (plus any borrowings for investment
                                                             purposes) in companies principally engaged in financial
                                                             services. A company is 'principally engaged' in financial
                                                             services if it owns financial services-related assets
                                                             constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its
                                                             provision of financial services.

-------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE FUND                      0.82%            Seeks growth of capital by normally investing primarily in
Davis Advisors                                               common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are
                                                             undervalued. The fund may also invest in U.S. companies with smaller capitalizations.

-------------------------------------------------------------------------------------------------------------------------

 16 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
GLOBAL ALLOCATION FUND                      1.14%            Seeks total return, consisting of long-term capital
UBS Global Asset Management                                  appreciation and current income, by investing in equity and
(Americas) Inc.                                              fixed income securities of issuers located within and
                                                             outside the U.S.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND                                 1.04%            Seeks long-term capital appreciation by normally investing
Templeton Global Advisors Limited                            at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of companies
                                                             located anywhere in the world, including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL REAL ESTATE FUND                     1.12%            Seeks to achieve a combination of long-term capital
Deutsche Asset Management, Inc.                              appreciation and current income by investing at least 80% of net assets in equity securities of real estate investment
                                                             trusts ("REITS") and real estate companies including foreign
                                                             REITS and real estate companies.

-------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND                        0.75%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market.

-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                                 0.85%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Growth Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND                   0.87%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Growth Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small and mid-cap companies"). The fund normally invests at least
                                                             80% of its assets in investments in small and mid-cap
                                                             companies.

-------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND                        1.20%            Seeks long-term capital appreciation by normally investing
T. Rowe Price Associates, Inc.                               at least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or
                                                             the life sciences (collectively, "health sciences").

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND             0.63%            Seeks to track the performance of broad-based equity indices
SSgA Funds Management, Inc.                                  of foreign companies in developed and emerging markets by
                                                             attempting to track the performance of the MSCI All Country
                                                             World ex-US Index*.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND                   1.03%            Seeks long term capital appreciation by seeking to
Grantham, Mayo, Van Otterloo & Co.                           outperform its benchmark, the S&P/ Citigroup Primary Market
LLC                                                          Index ("PMI") Europe, Pacific, Asia Composite ("EPAC")
                                                             Growth Style Index. The fund typically invests in a
                                                             diversified portfolio of equity investments from developed markets throughout the world.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND            1.11%            Seeks long-term growth of capital by normally investing at
Marsico Capital Management, LLC                              least 65% of its assets in common stocks of foreign
                                                             companies selected for their long-term growth potential. The fund may invest in companies of any size throughout the
                                                             world and normally invests in issuers from at least three
                                                             different countries not including the U.S. It may invest in common stocks of companies operating in emerging markets.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  17

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP FUND                1.08%            Seeks capital appreciation by investing primarily in the
Templeton Investment Counsel, Inc.                           common stock of companies located outside the U.S. which
                                                             have total stock market capitalization or annual revenues of
                                                             $1.5 billion or less ("small company securities").

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY FUND            1.18%            Seeks long-term capital appreciation by investing its assets
Dimensional Fund Advisors, Inc.                              in equity securities of non-U.S. small companies of
                                                             developed countries [and may invest up to 20% of its assets in equity securities of small companies in emerging
                                                             markets].

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK FUND                    1.02%            Seeks to achieve high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the MSCI EAFE Index. The fund normally invests
LLC                                                          80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed
                                                             markets other than the U.S.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND                    0.93%            Seeks long-term growth of capital by normally investing
Templeton Investment Counsel, Inc.                           primarily in equity securities of companies located outside the U.S., including emerging markets.

-------------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND                        0.83%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND                              0.93%            Seeks to maximize total return, consisting of capital
UBS Global Asset Management                                  appreciation and current income, by normally investing at
(Americas) Inc.                                              least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large
                                                             capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND                       0.95%            Seeks long-term growth of capital by normally investing at
Fidelity Management & Research                               least 80% of its net assets (plus any borrowings for
Company                                                      investment purposes) in equity securities of companies with large market capitalizations.

-------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND                        0.94%            Seeks long-term growth of capital by normally investing,
Mercury Advisors                                             primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

-------------------------------------------------------------------------------------------------------------------------
MANAGED FUND                                1.16%            Seeks income and long-term capital appreciation by investing
Grantham, Mayo, Van Otterloo & Co.                           primarily in a diversified mix of: (a) common stocks of
LLC and Declaration Management &                             large and mid sized U.S. companies; and (b) bonds with an
Research LLC                                                 overall intermediate term average maturity. The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently
                                                             manages its portion of the fund's portfolio.

-------------------------------------------------------------------------------------------------------------------------
MID CAP CORE FUND                           0.93%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in equity securities, including
                                                             convertible securities, of mid-capitalization companies.

-------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND                          0.54%            Seeks to approximate the aggregate total return of a mid cap
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the S&P Mid Cap 400 Index*.

-------------------------------------------------------------------------------------------------------------------------

 18 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
MID CAP STOCK FUND                          0.90%            Seeks long-term growth of capital by normally investing at
Wellington Management Company, LLP                           least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of medium-sized
                                                             companies with significant capital appreciation potential.
                                                             The fund tends to invest in companies having market
                                                             capitalizations similar to those of companies included in
                                                             the Russell Mid Cap Index.

-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE EQUITY FUND                   0.97%            Seeks to provide long-term growth of capital by investing at
RiverSource Investment, LLC                                  least 80% of its net assets in equity securities of
                                                             medium-sized companies.

-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND                          0.90%            Seeks capital appreciation by normally investing at least
Lord, Abbett & Co                                            80% of its net assets (plus any borrowings for investment
                                                             purposes) in mid-sized companies, with market
                                                             capitalizations of roughly $500 million to $10 billion.

-------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES FUND                      1.06%            Seeks long-term total return by normally investing primarily
Wellington Management Company, LLP                           in equity and equity-related securities of natural
                                                             resource-related companies worldwide.

-------------------------------------------------------------------------------------------------------------------------
PACIFIC RIM FUND                            1.13%            Seeks long-term growth of capital by investing in a
MFC Global Investment Management                             diversified portfolio comprised primarily of common stocks
(U.S.A.) Limited                                             and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE ALL CAP FUND                   0.78%            Seeks long-term growth of capital by normally investing
MFC Global Investment Management                             primarily in equity securities of U.S. companies. The fund
(U.S.A.) Limited                                             will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP FUND                   0.82%            Seeks long-term growth of capital by normally investing at
MFC Global Investment Management                             least 80% of its total assets (plus any borrowings for
(U.S.A.) Limited                                             investment purposes) in U.S. mid-cap stocks, convertible
                                                             preferred stocks, convertible bonds and warrants.

-------------------------------------------------------------------------------------------------------------------------
QUANTITATIVE VALUE FUND                     0.76%            Seeks long-term capital appreciation by investing primarily
MFC Global Investment Management                             in large-cap U.S. securities with the potential for
(U.S.A.) Limited                                             long-term growth of capital.

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE EQUITY FUND                     0.95%            Seeks to provide long-term growth through a combination of
T. Rowe Price Associates, Inc.                               capital appreciation and current income by investing at
                                                             least 80% of its net assets in the equity securities of real estate companies.

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND                 0.74%            Seeks to achieve a combination of long-term capital
Deutsche Asset Management Inc.                               appreciation and current income by normally investing at
                                                             least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in equity securities of real estate
                                                             investment trusts ("REITs") and real estate companies.

-------------------------------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY FUND                   1.12%            Seeks long-term growth of capital by normally investing at
T. Rowe Price Associates, Inc.                               least 80% of its net assets (plus any borrowings for
                                                             investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of
                                                             science and technology. Current income is incidental to the fund's objective.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND                              0.92%            Seeks maximum capital appreciation consistent with
Independence Investment LLC                                  reasonable risk to principal by normally investing at least
                                                             80% of its net assets in equity securities of companies
                                                             whose market capitalizations are under $2 billion.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  19

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                       1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           primarily in small-cap companies believed to offer above
                                                             average potential for growth in revenues and earnings.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND                        0.54%            Seeks to approximate the aggregate total return of a small
MFC Global Investment Management                             cap U.S. domestic equity market index by attempting to track
(U.S.A.) Limited                                             the performance of the Russell 2000 Index*.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                1.06%            Seeks long-term capital appreciation by normally investing
Munder Capital Management                                    at least 80% of its assets in equity securities of companies with market capitalizations within the range of the
                                                             companies in the Russell 2000 Index.

-------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                        1.54%            Seeks long-term capital appreciation by normally investing
Wellington Management Company, LLP                           at least 80% of its assets in small-cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY FUND                          1.13%            Seeks long-term capital growth by normally investing
American Century Investment                                  primarily in equity securities of smaller-capitalization
Management, Inc.                                             U.S. companies. The subadviser uses quantitative, computer-
                                                             driven models to construct the fund's portfolio of stocks.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                   1.15%            Seeks long-term growth of capital by normally investing at
AIM Capital Management, Inc.                                 least 80% of its assets in securities of
                                                             small-capitalization companies. The subadviser seeks to
                                                             identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital.

-------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE FUND                    1.08%            Seeks long-term growth of capital by investing primarily in
T. Rowe Price Associates, Inc.                               small companies whose common stocks are believed to be
                                                             undervalued. The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes)
                                                             in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the
                                                             Russell 2000 Index at the time of purchase.

-------------------------------------------------------------------------------------------------------------------------
SPECIAL VALUE FUND                          1.08%            Seeks long-term capital growth by normally investing at
Salomon Brothers Asset Management Inc                        least 80% of its net assets in common stocks and other
                                                             equity securities of companies whose market capitalizations at the time of investment are no greater than the market
                                                             capitalization of companies in the Russell 2000 Value Index.

-------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE FUND                        0.94%            Seeks capital appreciation by normally investing at least
Massachusetts Financial Services                             65% of its net assets in common stocks and related
Company                                                      securities of companies which the subadviser believes are
                                                             undervalued in the market relative to their long term
                                                             potential.

-------------------------------------------------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND               0.54%            Seeks to approximate the aggregate total return of a broad
MFC Global Investment Management                             U.S. domestic equity market index by attempting to track the
(U.S.A.) Limited                                             performance of the Wilshire 5000 Equity Index*.

-------------------------------------------------------------------------------------------------------------------------
U.S. GLOBAL LEADERS GROWTH FUND             0.78%            Seeks long-term growth of capital by normally investing
Sustainable Growth Advisers, L.P.                            primarily in common stocks of "U.S. Global Leaders" as
                                                             determined by the subadviser.

-------------------------------------------------------------------------------------------------------------------------

 20 INFORMATION ABOUT THE UNDERLYING FUNDS

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS II continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
U.S. MULTI SECTOR FUND                      0.81%            Seeks long term capital appreciation. The fund normally
Grantham, Mayo, Van Otterloo & Co.                           invests in securities in the Wilshire 5000 Index, an
LLC                                                          independently maintained index which measures the
                                                             performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The
                                                             fund normally invests at least 80% of its assets in
                                                             investments tied economically to the U.S.

-------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND                              1.14%            Seeks capital growth and current income (income above that
Massachusetts Financial Services                             available from a portfolio invested entirely in equity
Company                                                      securities) by normally investing at least 80% of its net
                                                             assets (plus any borrowings for investment purposes) in
                                                             equity and debt securities of domestic and foreign companies in the utilities industry.

-------------------------------------------------------------------------------------------------------------------------
VALUE & RESTRUCTURING FUND                  0.90%            Seeks long-term capital appreciation by investing primarily
United States Trust Company                                  (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values. The subadviser looks for companies as to which restructuring activities, such as
                                                             consolidations, outsourcing, spin-offs or reorganizations
                                                             (including companies that have filed for protection from
                                                             creditors under the U.S. Bankruptcy Code), will offer
                                                             significant value to the issuer and increase its investment potential.

-------------------------------------------------------------------------------------------------------------------------
VALUE FUND                                  0.86%            Seeks to realize an above-average total return over a market
Van Kampen                                                   cycle of three to five years, consistent with reasonable
                                                             risk, by investing primarily in equity securities of
                                                             companies with capitalizations similar to the market
                                                             capitalizations of companies in the Russell Midcap Value
                                                             Index.

-------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND                    0.88%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Value Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.

-------------------------------------------------------------------------------------------------------------------------
VISTA FUND                                  0.97%            Seeks long-term capital growth by normally investing in
American Century Investment                                  common stocks of U.S. and foreign companies that are
Management, Inc.                                             medium-sized and smaller at the time of purchase. The fund also may invest in domestic and foreign preferred stocks,
                                                             convertible debt securities, equity-equivalent securities, non-leveraged futures contracts and options, notes, bonds
                                                             and other debt securities. The subadviser looks for stocks of medium-sized and smaller companies it believes will
                                                             increase in value over time, using a proprietary investment strategy.

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III

                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
ACTIVE VALUE FUND                           0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and value characteristics similar to those of companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND                                 1.17%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co.                           its benchmark, the S&P/ Citigroup Primary Market Index
LLC                                                          ("PMI") World Growth Index. The fund typically invests in a diversified portfolio of equity investments from the world's developed markets.

-------------------------------------------------------------------------------------------------------------------------

                                      INFORMATION ABOUT THE UNDERLYING FUNDS  21

EQUITY UNDERLYING FUNDS -- JOHN HANCOCK FUNDS III continued


                                              ESTIMATED
       FUND AND SUBADVISER(S)               EXPENSE RATIO                    GOAL AND PRINCIPAL STRATEGY
-------------------------------------------------------------------------------------------------------------------------
GROWTH FUND                                 0.90%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Growth Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND                   0.88%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Growth Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in investments in small cap companies.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL CORE FUND                     1.05%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co.                           its benchmark, the MSCI EAFE Index. The fund normally
LLC                                                          invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from
                                                             developed markets outside the U.S.

-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND                   1.08%            Seeks to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co.                           its benchmark, the S&P/Citigroup Primary Market Index
LLC                                                          ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth
                                                             Style Index*. The fund typically invests in a diversified
                                                             mix of equity investments from developed markets outside the
                                                             U.S.

-------------------------------------------------------------------------------------------------------------------------
INTRINSIC VALUE FUND                        0.84%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 1000 Value Index. The fund typically
LLC                                                          makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with
                                                             size and growth characteristics similar to those of
                                                             companies with stocks in the Index.

-------------------------------------------------------------------------------------------------------------------------
U.S. CORE FUND                              0.83%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market.

-------------------------------------------------------------------------------------------------------------------------
U.S. QUALITY EQUITY FUND                    0.85%            Seeks to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the S&P 500 Index. The fund normally invests at
LLC                                                          least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger
                                                             capitalized U.S. companies to gain broad exposure to the
                                                             U.S. equity market. The fund typically holds between 40 and
                                                             80 stocks.

-------------------------------------------------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND                    0.89%            Seeks long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co.                           benchmark, the Russell 2500 Value Index. The fund typically
LLC                                                          makes equity investments in companies whose stocks are
                                                             included in the Russell 2500 Index, or in companies with
                                                             total market capitalizations similar such companies ("small cap companies"). The fund normally invests at least 80% of its assets in securities of small cap companies.

-------------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R),'4 "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

 22 INFORMATION ABOUT THE UNDERLYING FUNDS

FUND DETAILS

---------------------------------------------------------------

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the investment goal of the Absolute Return Portfolio without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser for its services to the fund a fee that is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule.

  MANAGEMENT FEE SCHEDULE

All asset levels 0.015%.

                 (Distribution and Shareholder services chart)

---------------------------------------------------------------

BUSINESS STRUCTURE

SUBADVISERS MFC Global (U.S.A.) is the subadviser to the Absolute Return Portfolio. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC. The subadviser is compensated by the Adviser.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGERS Steve Orlich and Jamie Robertson are the portfolio managers for the Absolute Return Portfolio. Mr. Orlich joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. Mr. Robertson previously was a Vice President at J.P. Morgan, began working for MFC Global (U.S.A.) in a consulting capacity in 2000 and was appointed to his present position in 2004. The Fund's Statement of Additional Information includes additional information about the portfolio managers' compensation, the other accounts they manage and their ownership of shares of the fund, if any.

FINANCIAL HIGHLIGHTS Financial highlights are not yet available for the fund which is newly organized.

 24 FUND DETAILS

For more information

The following document is available that offers further information on John Hancock Funds II:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI of John Hancock Funds II contains more detailed information on all aspects of the Absolute Return Portfolio, including a summary of the policy of John Hancock Funds II regarding disclosure of the fund's portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
(C)2006 JOHN HANCOCK FUNDS, LLC   AR3PN 4/06


TO REQUEST A FREE COPY OF THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN
HANCOCK:
By mail: John Hancock Funds II
601 Congress Street
Boston, MA 02210

By phone: 1-800-334-1029

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

(JOHN HANCOCK SIG LOGO)
JOHN HANCOCK FUNDS, LLC
MEMBER NASD

601 Congress Street
Boston, MA 02210-2805

                              JOHN HANCOCK FUNDS II

                                CLASS NAV SHARES







                             Global Real Estate Fund
                                High Income Fund
                        International Small Company Fund
                            Mid Cap Value Equity Fund
                             Real Estate Equity Fund










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                         Prospectus dated April 28, 2006

                                    CONTENTS

                                                                            Page
Overview

The Funds

  Mid Cap Fund
   Mid Cap Value Equity Fund....................................................

  International Fund
   International Small Company Fund.............................................

  Fixed-Income Fund
    High Income Fund............................................................

  Specialty Funds
   Global Real Estate Fund......................................................
   Real Estate Equity Fund......................................................

Your Account
   Class NAV shares.............................................................
   Transaction policies.........................................................
   Dividends and account policies...............................................

Fund Details
   Business structure...........................................................
   Subadviser information and management biographies............................

Financial Highlights

Appendix A -- Schedule of management fees.......................................

For More Information..................................................Back Cover

                                    OVERVIEW

                              JOHN HANCOCK FUNDS II

The funds of John Hancock Funds II (sometimes referred to as the "Fund") offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class NAV shares of five of the funds. Additional funds and classes of shares are offered in separate prospectuses. Class NAV shares are sold to the Lifestyle Portfolios, which are other funds of the Fund, and to certain institutional investors.

Risks of Mutual Funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

Investment Management
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser administers the business and affairs of the Fund and retains and compensates investment subadvisers which manage the assets of the funds. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goals and policies. The Adviser and each of the subadvisers is registered as an investment adviser under the Investment Advisers Act of 1940 or is exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Fund Information Key
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

Goal and Strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

Past Performance
The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
The major risk factors associated with the fund.

Your Expenses
The overall costs borne by an investor in the fund, including annual expenses.

                                  MID CAP FUND

MID CAP VALUE EQUITY FUND

Subadviser:  RiverSource Investment, LLC ("RiverSource")

Goal and Strategy

     The fund seeks to provide long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalization at the time of purchase fall within the range of the Russell Midcap Value Index. At February 28, 2006, the range of this index was between $___ million and $____ billion. The market capitalization range of the index is subject to change.

     Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its total assets in foreign investments.

     In pursuit of the fund's objectives, RiverSource chooses equity investments by:

  o Selecting companies that are undervalued based on a variety of measures, such as price-earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.


  o  Identifying companies with growth potential based on:
          - effective management, as demonstrated by overall performance, and
          - financial strength.

     In evaluating whether to sell a security, RiverSource considers, among other factors, whether:

  o  The security is overvalued relative to alternative investments.
  o  The security has reached RiverSource's price objective.
  o  The company has met the RiverSource's earnings and/or growth expectations.
  o The company or the security continues to meet the other standards described above.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions."

Past Performance

     The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
     The principal risks of investing in the fund, which could adversely affect its net asset value and performance, include:

o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
o Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
o Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.
o Industry and Sector Risk. The fund concentrates its investments in a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader segment. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                         Class NAV
     -------------------------                                         ---------
     Management fee.......................................................0.90%
     Distribution and service (12b-1) fees................................ --
     Other expenses(A)....................................................0.07%
     Total fund operating expenses........................................0.97%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class NAV............................$ 99      $  309     $ 536     $ 1,190

Portfolio Managers
    The RiverSource portfolio managers for the fund are:
    Warren Spitz
    Steve Schroll
    Laton Spahr

    See page   _____ for subadviser information and management biographies.


Fund Codes

CLASS NAV           Ticker
                    CUSIP
                    SEC number              811-21779

                               INTERNATIONAL FUND

INTERNATIONAL SMALL COMPANY FUND

Subadviser:  Dimensional Fund Advisors Inc. ("Dimensional")

Goal and Strategy
     The  fund  seeks  long-term  capital  appreciation.   Under  normal  market
conditions, the fund invests its assets in equity securities of non-U.S. small companies of developed and emerging markets.

     The fund generally will invest in a broad and diverse group of readily marketable stocks of small companies associated with developed and emerging markets. The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts. Each of these securities may be traded within or outside the issuer's domicile country.

     Dimensional determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, Dimensional first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. As of December 30, 2005, the maximum market capitalization range of eligible companies was approximately $400 million to $3.1 billion. This threshold will vary by country or region, and dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in securities of small cap companies in the particular markets in which the fund invests.

     The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. Dimensional, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. As a result, the weightings of certain countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

     Dimensional will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. Dimensional's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

     The fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

     The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Market Capitalization Weighted Approach

     The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

     Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

     A more complete description of Market Capitalization Weighted Approach is set forth in the Statement of Additional Information.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

Past Performance

The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging markets, which it expects to do, its foreign securities risk will be higher.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its fund manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

Your Expenses

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                         Class NAV
     -------------------------                                         ---------
     Management fee......................................................1.01%
     Distribution and service (12b-1) fees............................... --
     Other expenses(A)...................................................0.17%
     Total fund operating expenses.......................................1.18%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class NAV............................$ 120      $ 375     $ 649     $ 1,432

Portfolio Manager
    The Dimensional portfolio manager for the fund is:
         Karen F. Umland

    See page   _____ for subadviser information and management biographies.

Fund Codes

CLASS NAV           Ticker
                    CUSIP
                    SEC number              811-21779

                                FIXED-INCOME FUND

HIGH INCOME FUND

Subadviser:  Sovereign Asset Management LLC ("Sovereign")

Goal and Strategy
     The fund seeks high current income. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations. No more than 10% of the fund's total assets may be invested in securities that are rated in default by Standard & Poor's or by Moody's. There is no limit on the fund's average maturity.

     In managing the fund's portfolio, Sovereign concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

     In choosing individual securities, Sovereign uses bottom-up research to find securities that appear comparatively under-valued. The Subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

     The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size.

     In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

     The  fund  may  trade  securities   actively,   which  could  increase  its
transaction  costs  (thus  lowering   performance)  and  increase  your  taxable
distributions.

Past Performance

     The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o    Interest  Rate Risk.  Fixed-income  securities  are  affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.
o Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.
o High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Call Risk. The fund's share price or yield could be hurt if interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected.
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies.
o Convertible Risk. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its fund manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

Your Expenses

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                         Class NAV
     -------------------------                                         ---------
     Management fee......................................................0.70%
     Distribution and service (12b-1) fees............................... --
     Other expenses(A)...................................................0.07%
     Total fund operating expenses.......................................0.77%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class NAV............................$ 79      $  246     $ 428     $ 954


Portfolio Managers
    The Sovereign portfolio manager for the fund is:
    Arthur N. Calavritinos

    See page   _____ for subadviser information and management biographies.


Fund Codes

CLASS NAV           Ticker
                    CUSIP
                    SEC number              811-21779

                                 SPECIALTY FUNDS

GLOBAL REAL ESTATE FUND

Subadviser:  Deutsche Asset Management, Inc ("DeAM")

Goal and Strategy
     The fund seeks to achieve a combination of long-term capital appreciation and current income. The fund invests, under normal market conditions, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts ("REITs"), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The fund will be invested in issuers located in at least three different countries, including the United States.

     While DeAM is the Subadviser of the fund, the day-to-day activities of managing the fund have been delegated to RREEF America L.L.C., an investment management affiliate of DeAM ("DeAM RREEF").

     A company is considered to be a real estate operating company if, in the opinion of DeAM RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

     DeAM RREEF looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, DeAM RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. DeAM RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DeAM RREEF does not attempt to time the market.

     The fund may realize some short-term gains or losses if DeAM RREEF chooses to sell a security because it believes that one or more of the following is true:

     o  A security is not fulfilling its investment purpose;
     o  A security has reached its optimum valuation; or
     o  A particular company or general economic conditions have changed.

     DeAM RREEF's United States fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of DeAM RREEF under common control with Deutsche Bank AG, the indirect parent company of DeAM RREEF. All fund management teams will contribute to the global regional allocation process.

     Description of REITs. A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     Based on its recent practices, DeAM RREEF expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

     Other Investments. When DeAM RREEF believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund's cash assets remain liquid while performing more like stocks). The fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund, from time to time, may have significant investments in one or more countries.

Temporary Defensive Investing
     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Global Real Estate Securities Trust may place all or a portion of its assets in liquid, high grade fixed income securities such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, governments securities and repurchase agreements. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

Past Performance

The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
o Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.
o Real Estate Securities Risk. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                         Class NAV
     -------------------------                                         ---------
     Management fee......................................................0.95%
     Distribution and service (12b-1) fees............................... --
     Other expenses(A)...................................................0.17%
     Total fund operating expenses.......................................1.12%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class NAV............................$ 114     $  356     $ 617     $ 1,363

Portfolio Managers
    The DeAM portfolio managers for the fund are:
       John F. Robertson
       John W. Vojticek
       Jerry W. Ehlinger
       Asad Kazim
       Kurt Klauditz
       John Hammond
       Danny Ekins
       William Leung

    See page   _____ for subadviser information and management biographies.

Fund Codes

CLASS NAV           Ticker
                    CUSIP
                    SEC number              811-21779

REAL ESTATE EQUITY FUND

Subadviser:  T. Rowe Price Associates, Inc. ("T. Rowe")

Goal and Strategy
     The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund invests, under normal market conditions, at least 80% of net assets in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

     The fund is likely to maintain a significant portion of assets in real estate investment trusts (REITs). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. "Equity" REITs invest primarily in real estate that produces income from rentals. "Mortgage" REITs invest primarily in mortgages and derive their income from interest payments. The fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

     The fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of fund assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms, as well as in companies unrelated to the real estate business.

     Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospectus and income-producing potential. Factors considered by the portfolio manager in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company's real estate activities.

     In pursing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the fund. From time to time, the fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The fund may purchase up to 10% of its total assets in any type of noninvestment-grade debt securities (or junk bond) including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds, or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

     The types of properties owned, and sometimes managed, by REITs include: office buildings, apartment and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties, special use facilities.

     REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

Past Performance

The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
o Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
o Real Estate Securities Risk. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

Your Expenses

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                         Class NAV
     -------------------------                                         ---------
     Management fee......................................................0.88%
     Distribution and service (12b-1) fees............................... --
     Other expenses(A)...................................................0.07%
     Total fund operating expenses.......................................0.95%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class NAV............................$  97     $  303     $ 525     $ 1,166


Portfolio Manager
    The T. Rowe portfolio manager for the fund is:
         David M. Lee

    See page   _____ for subadviser information and management biographies.


Fund Codes

CLASS NAV           Ticker
                    CUSIP
                    SEC number              811-21779

                                  YOUR ACCOUNT

Class NAV Shares
     The Class NAV shares of the funds are sold without any front-end or deferred sales charges and are not subject to any Rule 12b-1 distribution and service fees.

     Class NAV shares are sold to the six Lifestyle Portfolios of the Fund: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio, Lifestyle Conservative Portfolio and Absolute Return Portfolio. Each of the Lifestyle Portfolios is a "fund of funds" which invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to certain institutional investors.

     Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Transaction Policies
     Valuation of Shares. The net asset value (NAV) per share for each fund and class of shares is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by each of the funds, except securities held by the Money Market Fund and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, fund securities are valued at fair value as determined in good faith by the Board of Trustees of John Hancock Funds II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the trustees.

     Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating the net asset value for its funds. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset values of such funds will be recommended to the Fund's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a fund's shares reflects the value of the fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     Money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

     Purchase and Redemption Prices. When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

     Execution of Requests. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

     In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

     Excessive Trading. The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt fund investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

     Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

     Exchange Limitation Policies. The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

     Limitation on Exchange Activity. The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

     Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

     These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

     Limitation  on  the  Ability  to  Detect  and  Curtail   Excessive  Trading
Practices. Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

     Excessive Trading Risk. To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in fund transactions. Increased fund transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

     While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

     o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks:
          Mid Cap Value,  International  Small  Company and Real  Estate  Equity
          Funds.
     o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each fund may have significant investments in foreign securities.
     o    A  fund  that  invests  a   significant   portion  of  its  assets  in
          below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. None of the Funds have significant investments in junk bonds.

     Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Dividends and Account Policies

     Dividends. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

     Account Statements. The Fund will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

     Fund Securities. The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information. Fund holding information is filed with the SEC on Forms N-CSR and N-Q.

                                  FUND DETAILS

Business Structure

     The diagram below shows the basic business structure used by John Hancock Funds II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

     The Trustees have the power to change the respective investment goal of each of the funds without shareholder approval.

     The Trustees have the power to change the focus of the investment policy of each of the funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. A fund will provide written notice to shareholders of each of the funds listed below at least 60 days prior to a change in its 80% investment policy.

                             Global Real Estate Fund
                                High Income Fund
                            Mid Cap Value Equity Fund
                             Real Estate Equity Fund


[GRAPHIC OMITTED: BASIC BUSINESS STRUCTURE FLOW CHART]


                                   Shareholders
                                   ------------
                                        |
   __                                   |
   |                                    |
Distribution and                   Financial services firms and
shareholder services               their representatives
   |                           |-------------------------------
   |                           |   Advise current and prospective shareholders
   |                           |   on their fund investments, often
   |                           |   in the context of an overall
   |                           |   financial plan.
   |      Principal distributor|
   |      ---------------------|
   |      John Hancock Funds, LLC
   |      Markets the fund and distributes shares
   |      through selling brokers, financial planners
   |      and other financial representatives.
   |                            |
   |                            |
   __                           |-----------------------------------|                                     __
                                                                    |                                      |
   Subadvisers                         Investment adviser           | Custodian                           Asset
   -----------                         ------------------           | ---------                           management
   Provides portfolio management to | | John Hancock Investment     | State Street Bank and Trust Company  |
   the fund.                        | | Management Services, LLC    | 225 Franklin Street                  |
                                    | | 601 Congress Street         | Boston, MA 02110                     |
                                    |-| Boston, MA 02210-2805       | Holds the funds' assets, settles     |
                                    | | Manages the funds' business | all portfolio trades and collects    |
                                    | | and investment activities.  | most of the valuation data           |
                                                |                   | required for calculating each        |
                                                |                   | fund's NAV.                          |
                                                |                   |          |                           |
                                                |                   |          |                           |
                                                 -------------------------------                          __
                                                                    |
                                                                Trustees
                                                                ------------
                                                                Oversee the funds' activities.

     Management Fees. As full compensation for its services, the Adviser a fee from the Fund for each fund.

     The fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and the net assets of one or more other John Hancock funds (or portions thereof) that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund. The fee for each fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the fund at the close of business on the previous business day of the Fund.

     The schedule of the annual percentage rates of the management fees for the funds is set forth in Appendix A hereto.

Subadviser Information and Management Biographies
     The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of the Fund. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of the Fund with respect to the implementation of such programs.

     Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds which it subadvises.

     Pursuant to an order received from the SEC, the Adviser, subject to approval of the Trustees, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

     Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers' business careers over the past five years. The Fund's Statement of Additional Information includes additional details about the funds' portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Deutsche Asset Management, Inc. ("DeAM")
     Deutsche Asset Management, Inc. ("DeAM"), located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

     RREEF America L.L.C., an investment management affiliate of DeAM ("DeAM RREEF"), located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DeAM RREEF has provided real estate investment management services to institutional investors since 1975.

     RREEF Global Advisers Limited ("RREEF GA"), whose registered address is Winchester House, 1 Great Winchester Street, London, EC2N 2DB, is a wholly owned subsidiary of Deutsche Asset Management Group Limited, the holding company of the UK asset management businesses comprising, RREEF Limited, DB Absolute Return Strategies Limited and RREEF GA, It is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The UK asset management business has provided real estate investment management services to institutional investors for over 20 years.

     Deutsche Investments Australia Limited, an investment management affiliate of DeAM located ate Level 21, 83 Clarence Street, Sydney Australia, NSW 2000. Deutsche Investments Australia Limited has been a registered investment adviser since 2000.

     Deutsche Asset Management (Hong Kong) Limited, an investment management affiliate of DeAM located at 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong. Deutsche Asset Management (Hong Kong) Limited has provided investment management services since 1999.

     Deutsche Asset Management International GMBH, an investment management affiliate of DeAM located at Mainzer Landstrasse 178-190, Frankfurt AM Main, Germany, 60327. Deutsche Asset Management International GMBH has been a registered investment adviser since 1983.

  Fund                                                       Portfolio Managers
  ----                                                       ------------------
  Global Real Estate Fund....................................John F.Robertson
                                                             Jerry W. Ehlinger
                                                             Daniel Ekins
                                                             John Hammond
                                                             Asad Kazim
                                                             Kurt Klauditz
                                                             William Leung
                                                             John W. Vojticek

  o John F. Robertson, CFA, Partner of DeAM RREEF, head of North American Real Estate Securities;
    - joined DeAM in 1997.
  o Jerry W. Ehlinger, CFA, Managing Director of DeAM RREEF;
    - joined DeAM in 2004 and has over nine years of experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.
  o Daniel Ekins, Director;
    - joined Deutsche Investments Australia Limited in 1997.
  o John Hammond, Director of RREEF;
    - joined DeAM in 2004 and has over 10 years of industry experience.
  o Asad Kazim, Vice President of DeAM RREEF;
    - joined DeAM in 2002 and previously worked as a financial analyst at Clarion CRA Securities.
  o Kurt Klauditz, Director and Head of Liquid Assets and Financing;
    - joined DeAM in 2000 and has over 15 years of industry experience.
  o William Leung, Vice President;
    - joined DeAM in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.
  o John W. Vojticek, Partner of DeAM RREEF;
    - joined DeAM in 1996.

Dimensional Fund Advisors Inc. ("Dimensional")
     Dimensional was organized in May 1981 and is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services to institutional investors and to other mutual funds.

     As the subadviser, Dimensional is responsible for the portfolio's asset management. The portfolio is managed using a team approach. The investment team includes the investment committee of Dimensional, portfolio managers and all other trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves nay changes in regards to approved countries, security types and brokers.

     In accordance with the team approach used to manage the portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all other portfolio managers with respect to international equity portfolios. For this reason, Dimensional had identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the portfolio.

  Fund                                                       Portfolio Manager
  International Small Company Fund.........................  Karen F. Umland

    o Karen F. Umland, Vice President;
       joined Dimensional in 1993.

RiverSource Investment, LLC ("RiverSource")
     RiverSource, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients' asset accumulation, income management and protection needs for over 110 years. RiverSource manages investments for itself, the RiverSource funds and other affiliates. For institutional clients, RiverSource and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration.

  Fund                                                       Portfolio Managers
  Mid Cap Equity Fund......................................  Steve Schroll
                                                             Laton Spahr
                                                             Warren Spitz

  o  Steve Schroll, Portfolio Manager;
          joined RiverSource in 1998 as a senior security Analyst.
  o  Laton Spahr, Portfolio Manager;
          joined RiverSource in 2001; previously worked as a sector analyst for Holland Capital Management.
  o  Warren Spitz, Senior Portfolio Manager;
          joined RiverSource in 2000.

T. Rowe Price Associates, Inc. ("T. Rowe Price").
     T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2005, T. Rowe Price and its affiliates managed over $ billion for over eight million individual and institutional investor accounts.

  Fund                                                       Portfolio Manager
  Real Estate Equity Fund..................................  David M. Lee

  o  David E. Lee.  Vice President; joined T. Rowe Price in 1993.

                              FINANCIAL HIGHLIGHTS

           Financial highlights are not yet available for the funds of John Hancock Funds II that are newly organized.

                                   APPENDIX A

                           SCHEDULE OF MANAGEMENT FEES

     Set forth below is the schedule of the annual percentage rates of the management fees for the funds. As stated above, the advisory or management fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund and in most cases the net assets of one or more other John Hancock funds (or portions thereof) indicated below that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Funds and Annual Percentage Rates of Aggregate Net Assets

Global Real Estate Fund: 0.95% -- first $500 million; 0.925% -- next $250 million; and 0.900% -- excess over $750 million.

(Aggregate Net Assets include the net assets of the Fund and the Global Real Estate Trust, a series of John Hancock Trust)

High Income Fund: 0.70% on all levels of assets.

(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

International Small Company Fund: 1.03% -- first $100 million; and 0.98% -- excess over $100 million.

(Aggregate Net Assets include the net assets of the Fund and the International Small Company Trust, a series of John Hancock Trust)

Mid Cap Value Equity Fund: 0.90% -- first $250 million; and 0.85% -- excess over $250 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Equity Trust, a series of John Hancock Trust)

Real Estate Equity Fund: 0.875% -- first $250 million; 0.850% -- next $250 million; and 0.825% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Real Estate Trust, a series of John Hancock Trust)

                              FOR MORE INFORMATION

     The following document is available that offers further information on
                             John Hancock Funds II:

                    Statement of Additional Information (SAI)

 The Fund's SAI contains more detailed information on all aspects of the funds, including a summary of the Fund's policy regarding disclosure of fund portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

     To Request a Free Copy of the Fund's SAI, Please Contact John Hancock:

                         By mail: John Hancock Funds II
                               601 Congress Street
                                Boston, MA 02210

                            By phone: 1-800-344-1029

 Or You May View or Obtain These Documents and Other Information About the Fund
                                 from the SEC:

                        By mail: Public Reference Section
                       Securities and Exchange Commission
                            Washington, DC 20549-0102
                           (duplicating fee required)

        In person: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-942-8090

                    By electronic request: publicinfo@sec.gov
                           (duplicating fee required)

                          On the Internet: www.sec.gov

                          1940 Act File No. 811-21779.

                      [JOHN HANCOCK FUNDS II LOGO TO COME]

                              JOHN HANCOCK FUNDS II

                                 CLASS 1 SHARES







                             Global Real Estate Fund
                                High Income Fund
                        International Small Company Fund
                            Mid Cap Value Equity Fund
                             Real Estate Equity Fund










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                         Prospectus dated April 28, 2006

                                    CONTENTS

                                                                            Page
Overview

The Funds

  Mid Cap Fund
   Mid Cap Value Equity Fund....................................................


  International Fund
   International Small Company Fund.............................................

  Fixed-Income Fund
    High Income Fund............................................................

  Specialty Funds
   Global Real Estate Fund......................................................
   Real Estate Equity Fund......................................................

Your Account
   Class NAV shares.............................................................
   Transaction policies.........................................................
   Dividends and account policies...............................................

Fund Details
   Business structure...........................................................
   Subadviser information and management biographies............................

Financial Highlights

Appendix A -- Schedule of management fees.......................................

For More Information..................................................Back Cover

                                    OVERVIEW

                              JOHN HANCOCK FUNDS II

The funds of John Hancock Funds II (sometimes referred to as the "Fund") offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class 1 shares of five of the funds. Additional funds are offered in separate prospectus. Class 1 shares are sold only to certain insurance company separate accounts.

Risks of Mutual Funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

Investment Management
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser administers the business and affairs of the Fund and retains and compensates investment subadvisers which manage the assets of the funds. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goals and policies. The Adviser and each of the subadvisers is registered as an investment adviser under the Investment Advisers Act of 1940 or is exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Fund Information Key
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

Goal and Strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

Past Performance
The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
The major risk factors associated with the fund.

Your Expenses
The overall costs borne by an investor in the fund, including annual expenses.

                                  MID CAP FUND

MID CAP VALUE EQUITY FUND

Subadviser:  RiverSource Investment, LLC ("RiverSource")

Goal and Strategy
     The fund seeks to provide long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalization at the time of purchase fall within the range of the Russell Midcap Value Index. At February 28, 2006, the range of this index was between $___ million and $____ billion. The market capitalization range of the index is subject to change.

     Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its total assets in foreign investments.

     In pursuit of the fund's objectives, RiverSource chooses equity investments by:

o Selecting companies that are undervalued based on a variety of measures, such as price-earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.

o    Identifying companies with growth potential based on:

          - effective management, as demonstrated by overall performance, and
          - financial strength.

     In evaluating whether to sell a security, RiverSource considers, among other factors, whether:

o    The security is overvalued relative to alternative investments.

o    The security has reached RiverSource's price objective.

o    The company has met the RiverSource's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions."

Past Performance

     The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
     The principal risks of investing in the fund, which could adversely affect its net asset value and performance, include:

o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
o Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
o Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.
o Industry and Sector Risk. The fund concentrates its investments in a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader segment. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

CLASS 1 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                           Class 1
     -------------------------                                           -------
     Management fee.......................................................0.90%
     Distribution and service (12b-1) fees................................0.05%
     Other expenses(A)....................................................0.07%
     Total fund operating expenses........................................1.02%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$ 104      $ 325     $ 563     $ 1,248

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Managers
    The RiverSource portfolio managers for the fund are:
    Warren Spitz
    Steve Schroll
    Laton Spahr

    See page   _____ for subadviser information and management biographies.


Fund Codes

CLASS 1        Ticker
               CUSIP
               SEC number        811-21779

                               INTERNATIONAL FUND

INTERNATIONAL SMALL COMPANY FUND

Subadviser:  Dimensional Fund Advisors Inc. ("Dimensional")

Goal and Strategy
     The  fund  seeks  long-term  capital  appreciation.   Under  normal  market
conditions, the fund invests its assets in equity securities of non-U.S. small companies of developed and emerging markets.

     The fund generally will invest in a broad and diverse group of readily marketable stocks of small companies associated with developed and emerging markets. The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts. Each of these securities may be traded within or outside the issuer's domicile country.

     Dimensional determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, Dimensional first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. As of December 30, 2005, the maximum market capitalization range of eligible companies was approximately $400 million to $3.1 billion. This threshold will vary by country or region, and dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in securities of small cap companies in the particular markets in which the fund invests.

     The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. Dimensional, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. As a result, the weightings of certain countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

     Dimensional will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. Dimensional's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

     The fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

     The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Market Capitalization Weighted Approach

     The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

     Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

     A more complete description of Market Capitalization Weighted Approach is set forth in the Statement of Additional Information.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

Past Performance

The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks

o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging markets, which it expects to do, its foreign securities risk will be higher.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its fund manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

CLASS 1 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                           Class 1
     -------------------------                                           -------
     Management fee.......................................................1.01%
     Distribution and service (12b-1) fees................................0.05%
     Other expenses(A)....................................................0.17%
     Total fund operating expenses........................................1.23%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$ 125      $ 390     $ 676     $ 1,489

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Manager
    The Dimensional portfolio manager for the fund is:
         Karen F. Umland

    See page   _____ for subadviser information and management biographies.

Fund Codes

CLASS 1        Ticker
               CUSIP
               SEC number        811-21779

                                FIXED-INCOME FUND

HIGH INCOME FUND

Subadviser:  Sovereign Asset Management LLC ("Sovereign")

Goal and Strategy
     The fund seeks high current income. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations. No more than 10% of the fund's total assets may be invested in securities that are rated in default by Standard & Poor's or by Moody's. There is no limit on the fund's average maturity.

     In managing the fund's portfolio, Sovereign concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

     In choosing individual securities, Sovereign uses bottom-up research to find securities that appear comparatively under-valued. The Subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

     The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size.

     In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

     The  fund  may  trade  securities   actively,   which  could  increase  its
transaction  costs  (thus  lowering   performance)  and  increase  your  taxable
distributions.

Past Performance

     The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o    Interest  Rate Risk.  Fixed-income  securities  are  affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.
o Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.
o High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Call Risk. The fund's share price or yield could be hurt if interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected.
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies.
o Convertible Risk. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its fund manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

CLASS 1 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                           Class 1
     -------------------------                                           -------
     Management fee.......................................................0.70%
     Distribution and service (12b-1) fees................................0.05%
     Other expenses(A)....................................................0.07%
     Total fund operating expenses........................................0.82%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$ 84      $  262     $ 455     $ 1,014

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Managers
    The Sovereign portfolio manager for the fund is:
    Arthur N. Calavritinos

    See page   _____ for subadviser information and management biographies.


Fund Codes

CLASS 1        Ticker
               CUSIP
               SEC number        811-21779

                                 SPECIALTY FUNDS

GLOBAL REAL ESTATE FUND

Subadviser:  Deutsche Asset Management, Inc ("DeAM")

Goal and Strategy
     The fund seeks to achieve a combination of long-term capital appreciation and current income. The fund invests, under normal market conditions, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts ("REITs"), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The fund will be invested in issuers located in at least three different countries, including the United States.

     While DeAM is the Subadviser of the fund, the day-to-day activities of managing the fund have been delegated to RREEF America L.L.C., an investment management affiliate of DeAM ("DeAM RREEF").

     A company is considered to be a real estate operating company if, in the opinion of DeAM RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

     DeAM RREEF looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, DeAM RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. DeAM RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DeAM RREEF does not attempt to time the market.

     The fund may realize some short-term gains or losses if DeAM RREEF chooses to sell a security because it believes that one or more of the following is true:

     o A security is not fulfilling its investment purpose;

     o A security has reached its optimum valuation; or

     o A particular company or general economic conditions have changed.

     DeAM RREEF's United States fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of DeAM RREEF under common control with Deutsche Bank AG, the indirect parent company of DeAM RREEF. All fund management teams will contribute to the global regional allocation process.

     Description of REITs. A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     Based on its recent practices, DeAM RREEF expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

     Other Investments. When DeAM RREEF believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund's cash assets remain liquid while performing more like stocks). The fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund, from time to time, may have significant investments in one or more countries.

Temporary Defensive Investing
     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Global Real Estate Securities Trust may place all or a portion of its assets in liquid, high grade fixed income securities such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, governments securities and repurchase agreements. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

Past Performance

The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
o Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.
o Real Estate Securities Risk. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

CLASS 1 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                           Class 1
     -------------------------                                           -------
     Management fee.......................................................0.95%
     Distribution and service (12b-1) fees................................0.05%
     Other expenses(A)....................................................0.17%
     Total fund operating expenses........................................1.17%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$ 119     $  372     $ 644     $ 1,420

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Managers
    The DeAM portfolio managers for the fund are:
       John F. Robertson
       John W. Vojticek
       Jerry W. Ehlinger
       Asad Kazim
       Kurt Klauditz
       John Hammond
       Danny Ekins
       William Leung

    See page   _____ for subadviser information and management biographies.

Fund Codes

CLASS 1        Ticker
               CUSIP
               SEC number        811-21779

REAL ESTATE EQUITY FUND

Subadviser:  T. Rowe Price Associates, Inc. ("T. Rowe")

Goal and Strategy
     The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund invests, under normal market conditions, at least 80% of net assets in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

     The fund is likely to maintain a significant portion of assets in real estate investment trusts (REITs). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. "Equity" REITs invest primarily in real estate that produces income from rentals. "Mortgage" REITs invest primarily in mortgages and derive their income from interest payments. The fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

     The fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of fund assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms, as well as in companies unrelated to the real estate business.

     Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospectus and income-producing potential. Factors considered by the portfolio manager in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company's real estate activities.

     In pursing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the fund. From time to time, the fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The fund may purchase up to 10% of its total assets in any type of noninvestment-grade debt securities (or junk bond) including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds, or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

     The types of properties owned, and sometimes managed, by REITs include: office buildings, apartment and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties, special use facilities.

     REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

Past Performance

The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
o Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
o Real Estate Securities Risk. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

CLASS 1 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                                           Class 1
     -------------------------                                           -------
     Management fee.......................................................0.88%
     Distribution and service (12b-1) fees................................0.05%
     Other expenses(A)....................................................0.07%
     Total fund operating expenses........................................1.00%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$ 102     $  318     $ 552     $ 1,225

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Manager
    The T. Rowe portfolio manager for the fund is:
         David M. Lee

    See page   _____ for subadviser information and management biographies.


Fund Codes

CLASS 1        Ticker
               CUSIP
               SEC number        811-21779

                                  YOUR ACCOUNT

Class 1 Shares

o    Distribution and service (12b-1) fees of 0.05%.

     Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

     The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

     Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

     Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

     Your broker-dealer may receive a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

     Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Transaction Policies
     Valuation of Shares. The net asset value (NAV) per share for each fund and class of shares is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by each of the funds, except securities held by the Money Market Fund and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees of John Hancock Funds II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the trustees.

     Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating the net asset value for its funds. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share

Exchange Traded Funds" ("i-Shares") which track foreign markets in which funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset values of such funds will be recommended to the Fund's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a fund's shares reflects the value of the fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     Money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

     Purchase and Redemption Prices. When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

     Execution of Requests. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

     In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

     Excessive Trading. The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

     Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

     Exchange Limitation Policies. The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

     Limitation on Exchange Activity. The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

     Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption. These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

     Limitation  on  the  Ability  to  Detect  and  Curtail   Excessive  Trading
Practices. Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

     Excessive Trading Risk. To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

     While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
     o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks: Mid Cap Value, International Small Company and Real Estate Equity Funds.
     o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each fund may have significant investments in foreign securities.

     o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. None of the Funds have significant investments in junk bonds.

    Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Dividends and Account Policies

    Dividends. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

    Account Statements. The Fund will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

    Fund Securities. The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information. Portfolio holding information is filed with the SEC on Forms N-CSR and N-Q.

                                  FUND DETAILS

Business Structure

    The diagram below shows the basic business structure used by John Hancock Funds II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

    The Trustees have the power to change the respective investment goal of each of the funds without shareholder approval.

    The Trustees have the power to change the focus of the investment policy of each of the funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. A fund will provide written notice to shareholders of each of the funds listed below at least 60 days prior to a change in its 80% investment policy.

                             Global Real Estate Fund
                                High Income Fund
                            Mid Cap Value Equity Fund
                             Real Estate Equity Fund


[GRAPHIC OMITTED: BASIC BUSINESS STRUCTURE FLOW CHART]


                                   Shareholders
                                   ------------
                                        |
   __                                   |
   |                                    |
Distribution and                   Financial services firms and
shareholder services               their representatives
   |                           |-------------------------------
   |                           |   Advise current and prospective shareholders
   |                           |   on their fund investments, often
   |                           |   in the context of an overall
   |                           |   financial plan.
   |      Principal distributor|
   |      ---------------------|
   |      John Hancock Funds, LLC
   |      Markets the fund and distributes shares
   |      through selling brokers, financial planners
   |      and other financial representatives.
   |                            |
   |                            |
   __                           |-----------------------------------|                                     __
                                                                    |                                      |
   Subadvisers                         Investment adviser           | Custodian                           Asset
   -----------                         ------------------           | ---------                           management
   Provides portfolio management to | | John Hancock Investment     | State Street Bank and Trust Company  |
   the fund.                        | | Management Services, LLC    | 225 Franklin Street                  |
                                    | | 601 Congress Street         | Boston, MA 02110                     |
                                    |-| Boston, MA 02210-2805       | Holds the funds' assets, settles     |
                                    | | Manages the funds' business | all portfolio trades and collects    |
                                    | | and investment activities.  | most of the valuation data           |
                                                |                   | required for calculating each        |
                                                |                   | fund's NAV.                          |
                                                |                   |          |                           |
                                                |                   |          |                           |
                                                 -------------------------------                          __
                                                                    |
                                                                Trustees
                                                                ------------
                                                                Oversee the funds' activities.

     Management Fees. As full compensation for its services, the Adviser a fee from the Fund for each fund.

    The fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and the net assets of one or more other John Hancock funds (or portions thereof) that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund. The fee for each fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the fund at the close of business on the previous business day of the Fund.

    The schedule of the annual percentage rates of the management fees for the funds is set forth in Appendix A hereto.

Subadviser  Information and Management
    Biographies The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of the Fund. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of the Fund with respect to the implementation of such programs.

    Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds which it subadvises.

    Pursuant to an order received from the SEC, the Adviser, subject to approval of the Trustees, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

    Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers' business careers over the past five years. The Fund's Statement of Additional Information includes additional details about the funds' portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Deutsche Asset Management, Inc. ("DeAM")
    Deutsche Asset Management, Inc. ("DeAM"), located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

    RREEF America L.L.C., an investment management affiliate of DeAM ("DeAM RREEF"), located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DeAM RREEF has provided real estate investment management services to institutional investors since 1975.

    RREEF Global Advisers Limited ("RREEF GA"), whose registered address is Winchester House, 1 Great Winchester Street, London, EC2N 2DB, is a wholly owned subsidiary of Deutsche Asset Management Group Limited, the holding company of the UK asset management businesses comprising, RREEF Limited, DB Absolute Return Strategies Limited and RREEF GA, It is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The UK asset management business has provided real estate investment management services to institutional investors for over 20 years.

    Deutsche Investments Australia Limited, an investment management affiliate of DeAM located ate Level 21, 83 Clarence Street, Sydney Australia, NSW 2000. Deutsche Investments Australia Limited has been a registered investment adviser since 2000.

    Deutsche Asset Management (Hong Kong) Limited, an investment management affiliate of DeAM located at 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong. Deutsche Asset Management (Hong Kong) Limited has provided investment management services since 1999.

    Deutsche Asset Management International GMBH, an investment management affiliate of DeAM located at Mainzer Landstrasse 178-190, Frankfurt AM Main, Germany, 60327. Deutsche Asset Management International GMBH has been a registered investment adviser since 1983.

  Fund                                               Portfolio Managers
  ----                                               ------------------
  Global Real Estate Fund............................John F. Robertson
                                                     Jerry W. Ehlinger
                                                     Daniel Ekins
                                                     John Hammond
                                                     Asad Kazim
                                                     Kurt Klauditz
                                                     William Leung
                                                     John W. Vojticek

  o John F. Robertson, CFA, Partner of DeAM RREEF, head of North American Real Estate Securities;
    - joined DeAM in 1997.
  o Jerry W. Ehlinger, CFA, Managing Director of DeAM RREEF;
    - joined DeAM in 2004 and has over nine years of experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.
  o Daniel Ekins, Director;
    - joined Deutsche Investments Australia Limited in 1997.
  o John Hammond, Director of RREEF;
    - joined DeAM in 2004 and has over 10 years of industry experience.
  o Asad Kazim, Vice President of DeAM RREEF;
    - joined DeAM in 2002 and previously worked as a financial analyst at Clarion CRA Securities.
  o Kurt Klauditz, Director and Head of Liquid Assets and Financing;
    - joined DeAM in 2000 and has over 15 years of industry experience.
  o William Leung, Vice President;
    - joined DeAM in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.
  o John W. Vojticek, Partner of DeAM RREEF;
    - joined DeAM in 1996.

Dimensional Fund Advisors Inc. ("Dimensional")
     Dimensional was organized in May 1981 and is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services to institutional investors and to other mutual funds.

     As the subadviser, Dimensional is responsible for the portfolio's asset management. The portfolio is managed using a team approach. The investment team includes the investment committee of Dimensional, portfolio managers and all other trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves nay changes in regards to approved countries, security types and brokers.

     In accordance with the team approach used to manage the portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all other portfolio managers with respect to international equity portfolios. For this reason, Dimensional had identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the portfolio.

  Fund                                                       Portfolio Manager
  ----                                                       -----------------
  International Small Company Fund............................Karen F. Umland

  o Karen F. Umland, Vice President;
     joined Dimensional in 1993.

RiverSource Investment, LLC ("RiverSource")
     RiverSource, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients' asset accumulation, income management and protection needs for over 110 years. RiverSource manages investments for itself, the RiverSource funds and other affiliates. For institutional clients, RiverSource and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration.

  Fund                                                  Portfolio Managers
  ----                                                  ------------------
  Mid Cap Equity Fund...................................Steve Schroll
                                                        Laton Spahr
                                                        Warren Spitz

    o Steve Schroll, Portfolio Manager;
       joined RiverSource in 1998 as a senior security Analyst.
    o Laton Spahr, Portfolio Manager;
       joined RiverSource in 2001; previously worked as a sector analyst for Holland Capital Management.
    o Warren Spitz, Senior Portfolio Manager;
       joined RiverSource in 2000.

T. Rowe Price Associates, Inc. ("T. Rowe Price").
     T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2005, T. Rowe Price and its affiliates managed over $ billion for over eight million individual and institutional investor accounts.

   Fund                                               Portfolio Manager
   ----                                               -----------------
   Real Estate Equity Fund............................David M. Lee

  o David E. Lee.. Vice President; joined T. Rowe Price in 1993.

                              FINANCIAL HIGHLIGHTS

           Financial highlights are not yet available for the funds of John Hancock Funds II that are newly organized.

                                   APPENDIX A

                           SCHEDULE OF MANAGEMENT FEES

     Set forth below is the schedule of the annual percentage rates of the management fees for the funds. As stated above, the advisory or management fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund and in most cases the net assets of one or more other John Hancock funds (or portions thereof) indicated below that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Funds and Annual Percentage Rates of Aggregate Net Assets

Global Real Estate Fund: 0.95% -- first $500 million; 0.925% -- next $250 million; and 0.900% -- excess over $750 million.

(Aggregate Net Assets include the net assets of the Fund and the Global Real Estate Trust, a series of John Hancock Trust)

High Income Fund: 0.70% on all levels of assets.

(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

International Small Company Fund: 1.03% -- first $100 million; and 0.98% -- excess over $100 million.

(Aggregate Net Assets include the net assets of the Fund and the International Small Company Trust, a series of John Hancock Trust)

Mid Cap Value Equity Fund: 0.90% -- first $250 million; and 0.85% -- excess over $250 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Equity Trust, a series of John Hancock Trust)

Real Estate Equity Fund: 0.875% -- first $250 million; 0.850% -- next $250 million; and 0.825% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Real Estate Trust, a series of John Hancock Trust)

                              FOR MORE INFORMATION

       The following document is available that offers further information on John Hancock Funds II:

                    Statement of Additional Information (SAI)

 The Fund's SAI contains more detailed information on all aspects of the funds, including a summary of the Fund's policy regarding disclosure of fund portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

     To Request a Free Copy of the Fund's SAI, Please Contact John Hancock:

                         By mail: John Hancock Funds II
                               601 Congress Street
                                Boston, MA 02210

                            By phone: 1-800-344-1029

 Or You May View or Obtain These Documents and Other Information About the Fund
                                 from the SEC:

                        By mail: Public Reference Section
                       Securities and Exchange Commission
                            Washington, DC 20549-0102
                           (duplicating fee required)

        In person: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-942-8090

                    By electronic request: publicinfo@sec.gov
                           (duplicating fee required)

                          On the Internet: www.sec.gov

                          1940 Act File No. 811-21779.

                      [JOHN HANCOCK FUNDS II LOGO TO COME]

                              JOHN HANCOCK FUNDS II

                            CLASS 1 & CLASS 3 SHARES







                             Global Real Estate Fund
                                High Income Fund
                        International Small Company Fund
                            Mid Cap Value Equity Fund
                             Real Estate Equity Fund










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                         Prospectus dated April 28, 2006

                                    CONTENTS

                                                                            Page
Overview

The Funds

  Mid Cap Fund
   Mid Cap Value Equity Fund....................................................

  International Fund
   International Small Company Fund.............................................

  Fixed-Income Fund
   High Income Fund.............................................................

  Specialty Funds
   Global Real Estate Fund......................................................
   Real Estate Equity Fund......................................................

Your Account
   Class NAV shares.............................................................
   Transaction policies.........................................................
   Dividends and account policies...............................................

Fund Details
   Business structure...........................................................
   Subadviser information and management biographies............................

Financial Highlights

Appendix A -- Schedule of management fees.......................................

For More Information..................................................Back Cover

                                    OVERVIEW

                              JOHN HANCOCK FUNDS II

The funds of John Hancock Funds II (sometimes referred to as the "Fund") offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class 1 and Class 3 shares of five of the funds. Additional funds are offered in separate prospectus. Class 1 and Class 3 shares are sold only to certain insurance company separate accounts, and Class 3 shares are sold only to certain qualified retirement plans.

Risks of Mutual Funds
Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

Investment Management
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser administers the business and affairs of the Fund and retains and compensates investment subadvisers which manage the assets of the funds. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goals and policies. The Adviser and each of the subadvisers is registered as an investment adviser under the Investment Advisers Act of 1940 or is exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Fund Information Key
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

Goal and Strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

Past Performance
The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
The major risk factors associated with the fund.

Your Expenses
The overall costs borne by an investor in the fund, including annual expenses.

                                  MID CAP FUND

MID CAP VALUE EQUITY FUND

Subadviser:  RiverSource Investment, LLC ("RiverSource")

Goal and Strategy
     The fund seeks to provide long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalization at the time of purchase fall within the range of the Russell Midcap Value Index. At February 28, 2006, the range of this index was between $___ million and $____ billion. The market capitalization range of the index is subject to change.

     Up to 20% of the fund may be invested in stocks of small or large companies, preferreds, convertibles, or other debt securities. The fund may invest up to 25% of its total assets in foreign investments.

     In pursuit of the fund's objectives, RiverSource chooses equity investments by:

  o Selecting companies that are undervalued based on a variety of measures, such as price-earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.

  o  Identifying companies with growth potential based on:
          - effective management, as demonstrated by overall performance, and
          - financial strength.

     In evaluating whether to sell a security, RiverSource considers, among other factors, whether:

  o  The security is overvalued relative to alternative investments.
  o  The security has reached RiverSource's price objective.
  o  The company has met the RiverSource's earnings and/or growth expectations.
  o The company or the security continues to meet the other standards described above.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions."

Past Performance

     The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
     The principal risks of investing in the fund, which could adversely affect its net asset value and performance, include:

o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
o Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
o Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.
o Industry and Sector Risk. The fund concentrates its investments in a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader segment. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

CLASS 1 & 3 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                              Class 1    Class 3
     -------------------------                              -------    -------
     Management fee..........................................0.90%      0.90%
     Distribution and service (12b-1) fees...................0.05%      0.05%
     Other expenses(A).......................................0.07%      0.07%(B)
     Total fund operating expenses...........................1.02%      1.02%(B)

(A)Based on estimated amounts for the current fiscal year.
(B)The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.27% and 1.57%, respectively. This expense reimbursement shall continue in effect until May 1, 2007 and thereafter until terminated by the Advisor on notice to the Trust.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$ 104      $ 325     $ 563     $ 1,248
     Class 3..............................$ 139*     $ 434     $ 750     $ 1,646

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Managers
    The RiverSource portfolio managers for the fund are:
    Warren Spitz
    Steve Schroll
    Laton Spahr

    See page   _____ for subadviser information and management biographies.


Fund Codes

CLASS 1 & 3    Ticker
               CUSIP
               SEC number        811-21779

                               INTERNATIONAL FUND

INTERNATIONAL SMALL COMPANY FUND

Subadviser:  Dimensional Fund Advisors Inc. ("Dimensional")

Goal and Strategy
     The  fund  seeks  long-term  capital  appreciation.   Under  normal  market
conditions, the fund invests its assets in equity securities of non-U.S. small companies of developed and emerging markets.

     The fund generally will invest in a broad and diverse group of readily marketable stocks of small companies associated with developed and emerging markets. The fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts. Each of these securities may be traded within or outside the issuer's domicile country.

     Dimensional determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, Dimensional first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. Dimensional then determines the universe of eligible stocks by defining the maximum market capitalization of a small company that may be purchased by the fund with respect to each country or region. As of December 30, 2005, the maximum market capitalization range of eligible companies was approximately $400 million to $3.1 billion. This threshold will vary by country or region, and dollar amounts will change due to market conditions. As a non-fundamental policy, under normal circumstances, the fund will invest at least 80% of its net assets in securities of small cap companies in the particular markets in which the fund invests.

     The fund intends to purchase securities in each applicable country using a market capitalization weighted approach. Dimensional, using this approach and its judgment, will seek to set country weights based on the relative market capitalizations of eligible small companies within each country. See "Market Capitalization Weighted Approach" below. As a result, the weightings of certain countries in the fund may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

     Dimensional will determine in its discretion when and whether to invest in countries that have been authorized for investment by its Investment Committee, depending on a number of factors such as asset growth in the fund and characteristics of each country's market. Dimensional's Investment Committee may authorize other countries for investment in the future and the fund may continue to hold investments in countries not currently authorized for investment but that had previously been authorized for investment.

     The fund also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on the fund's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. equity securities and indices.

     The fund does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the fund do pay dividends. It is anticipated, therefore, that the fund will receive dividend income.

Market Capitalization Weighted Approach

     The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

     Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

     A more complete description of Market Capitalization Weighted Approach is set forth in the Statement of Additional Information.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

Past Performance

The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging markets, which it expects to do, its foreign securities risk will be higher.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its fund manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

CLASS 1 & 3 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                              Class 1    Class 3
     -------------------------                              -------    -------
     Management fee..........................................1.01%      1.01%
     Distribution and service (12b-1) fees...................0.05%      0.40%
     Other expenses(A).......................................0.17%      0.17%(B)
     Total fund operating expenses...........................1.23%      1.58%(B)

(A)Based on estimated amounts for the current fiscal year.
(B)The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.37% and 1.77%, respectively. This expense reimbursement shall continue in effect until May 1, 2007 and thereafter until terminated by the Advisor on notice to the Trust.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$ 125      $ 390     $ 676     $ 1,489
     Class 3..............................$ 161*     $ 499     $ 860     $ 1,878

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Manager
    The Dimensional portfolio manager for the fund is:
         Karen F. Umland

    See page   _____ for subadviser information and management biographies.

Fund Codes

CLASS 1 & 3    Ticker
               CUSIP
               SEC number        811-21779

                                FIXED-INCOME FUND

HIGH INCOME FUND

Subadviser:  Sovereign Asset Management LLC ("Sovereign")

Goal and Strategy
     The fund seeks high current income. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations. No more than 10% of the fund's total assets may be invested in securities that are rated in default by Standard & Poor's and by Moody's. There is no limit on the fund's average maturity.

     In managing the fund's portfolio, Sovereign concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual securities to buy. The subadviser uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

     In choosing individual securities, Sovereign uses bottom-up research to find securities that appear comparatively under-valued. The Subadviser looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

     The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. The fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size.

     In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

     The  fund  may  trade  securities   actively,   which  could  increase  its
transaction  costs  (thus  lowering   performance)  and  increase  your  taxable
distributions.

Past Performance

     The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o    Interest  Rate Risk.  Fixed-income  securities  are  affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.
o Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.
o High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Call Risk. The fund's share price or yield could be hurt if interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected.
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies.
o Convertible Risk. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its fund manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

CLASS 1 & 3 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                              Class 1    Class 3
     -------------------------                              -------    -------
     Management fee..........................................0.70%      0.70%
     Distribution and service (12b-1) fees...................0.05%      0.40%
     Other expenses(A).......................................0.07%      0.07%(B)
     Total fund operating expenses...........................0.82%      1.17%(B)

(A)Based on estimated amounts for the current fiscal year.
(B)The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.27% and 1.37%, respectively. This expense reimbursement shall continue in effect until May 1, 2007 and thereafter until terminated by the Advisor on notice to the Trust.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$  84      $ 262     $ 455     $ 1,014
     Class 3..............................$ 119*     $ 372     $ 644     $ 1,420

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Managers
    The Sovereign portfolio manager for the fund is:
    Arthur N. Calavritinos

    See page   _____ for subadviser information and management biographies.


Fund Codes

CLASS 1 & 3    Ticker
               CUSIP
               SEC number        811-21779

                                 SPECIALTY FUNDS

GLOBAL REAL ESTATE FUND

Subadviser:  Deutsche Asset Management, Inc ("DeAM")

Goal and Strategy
     The fund seeks to achieve a combination of long-term capital appreciation and current income. The fund invests, under normal market conditions, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate investment trusts ("REITs"), foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The fund will be invested in issuers located in at least three different countries, including the United States.

     While DeAM is the Subadviser of the fund, the day-to-day activities of managing the fund have been delegated to RREEF America L.L.C., an investment management affiliate of DeAM ("DeAM RREEF").

     A company is considered to be a real estate operating company if, in the opinion of DeAM RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

     DeAM RREEF looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, DeAM RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a global network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. DeAM RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DeAM RREEF does not attempt to time the market.

     The fund may realize some short-term gains or losses if DeAM RREEF chooses to sell a security because it believes that one or more of the following is true:
     o   A security is not fulfilling its investment purpose;
     o   A security has reached its optimum valuation; or
     o   A particular company or general economic conditions have changed.

     DeAM RREEF's United States fund management team will select all North and South American investments. Foreign investments will be selected by fund management teams within affiliates of DeAM RREEF under common control with Deutsche Bank AG, the indirect parent company of DeAM RREEF. All fund management teams will contribute to the global regional allocation process.

     Description of REITs. A REIT invests primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     Based on its recent practices, DeAM RREEF expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs. While a REIT is an entity defined by U.S. tax laws, various countries have created entities similar to REITs.

     Other Investments. When DeAM RREEF believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the fund's cash assets remain liquid while performing more like stocks). The fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund, from time to time, may have significant investments in one or more countries.

Temporary Defensive Investing
     To meet redemption requests or pending investment of its assets or during unusual market conditions, the Global Real Estate Securities Trust may place all or a portion of its assets in liquid, high grade fixed income securities such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, governments securities and repurchase agreements. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

Past Performance

The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
o Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.
o Real Estate Securities Risk. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

CLASS 1 & 3 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                              Class 1    Class 3
     -------------------------                              -------    -------
     Management fee..........................................0.95%      0.95%
     Distribution and service (12b-1) fees...................0.05%      0.40%
     Other expenses(A).......................................0.17%      0.17%(B)
     Total fund operating expenses...........................1.17%      1.52%(B)

(A)Based on estimated amounts for the current fiscal year.
(B)The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.37 % and 1.72 %, respectively. This expense reimbursement shall continue in effect until May 1, 2007 and thereafter until terminated by the Advisor on notice to the Trust.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$ 119      $ 372     $ 644     $ 1,420
     Class 3..............................$ 155*     $ 480     $ 829     $ 1,813

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Managers
    The DeAM portfolio managers for the fund are:
       John F. Robertson
       John W. Vojticek
       Jerry W. Ehlinger
       Asad Kazim
       Kurt Klauditz
       John Hammond
       Danny Ekins
       William Leung

    See page   _____ for subadviser information and management biographies.

Fund Codes

CLASS 1 & 3    Ticker
               CUSIP
               SEC number        811-21779

REAL ESTATE EQUITY FUND

Subadviser:  T. Rowe Price Associates, Inc. ("T. Rowe")

Goal and Strategy
     The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund invests, under normal market conditions, at least 80% of net assets in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

     The fund is likely to maintain a significant portion of assets in real estate investment trusts (REITs). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. "Equity" REITs invest primarily in real estate that produces income from rentals. "Mortgage" REITs invest primarily in mortgages and derive their income from interest payments. The fund generally invests in equity REITs. Other investments in the real estate industry may include real estate operating companies, brokers, developers, and builders of residential, commercial, and industrial properties; property management firms, finance, mortgage, and mortgage servicing firms; construction supply and equipment manufacturing companies; and firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies.

     The fund will not own real estate directly and will have no restrictions on the size of companies selected for investment. Up to 20% of fund assets may be invested in companies deriving a substantial portion of revenues or profits from servicing real estate firms, as well as in companies unrelated to the real estate business.

     Stock selection is based on fundamental, bottom-up analysis that generally seeks to identify high-quality companies with both good appreciation prospectus and income-producing potential. Factors considered by the portfolio manager in selecting real estate companies include one or more of the following: relative valuation; free cash flow; undervalued assets; quality and experience of management; type of real estate owned; and the nature of a company's real estate activities.

     In pursing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), convertible securities, futures, and options, in keeping with the objectives of the fund. From time to time, the fund may invest in debt securities of any type, including municipal securities, without regard to quality or rating. The fund may purchase up to 10% of its total assets in any type of noninvestment-grade debt securities (or junk bond) including those in default. Fund investments in convertible securities are not subject to this limit. Below investment grade bonds, or junk bonds can be more volatile and have greater risk of default than investment grade bonds.

     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

     The types of properties owned, and sometimes managed, by REITs include: office buildings, apartment and condominiums, retail properties, industrial and commercial sites, hotels and resorts, health care facilities, manufactured housing, self-storage facilities, leisure properties, special use facilities.

     REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. For this reason and others, a fund investing in REITs provides investors with an efficient, low-cost means of diversifying among various types of property in different regions.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

Past Performance

The fund commenced operations on April 28, 2006. Performance information is not presented.

Main Risks
o Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.
o Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.
o Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
o Real Estate Securities Risk. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.
o Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.
o Issuer Risk. An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.
o Active Management Risk. Most funds (other than index funds) are actively managed by their subadvisers. The performance of a fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the fund's investment objective. If the subadviser's investment strategies do not perform as expected, the fund could underperform other mutual funds with similar investment objectives or lose money.

CLASS 1 & 3 SHARES

Your Expenses
     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

     Annual Operating Expenses                              Class 1    Class 3
     -------------------------                              -------    -------
     Management fee..........................................0.88%      0.88%
     Distribution and service (12b-1) fees...................0.05%      0.40%
     Other expenses(A).......................................0.07%      0.07%(B)
     Total fund operating expenses...........................1.00%      1.35%(B)

(A)Based on estimated amounts for the current fiscal year.
(B)The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.27% and 1.55%, respectively. This expense reimbursement shall continue in effect until May 1, 2007 and thereafter until terminated by the Advisor on notice to the Trust.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

     Expense Examples                     Year 1     Year 3    Year 5    Year 10
     ----------------                     ------     ------    ------    -------
     Class 1..............................$ 102      $ 318     $ 552     $ 1,225
     Class 3..............................$ 137*     $ 428     $ 739     $ 1,624

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

Portfolio Manager
    The T. Rowe portfolio manager for the fund is:
         David M. Lee

    See page   _____ for subadviser information and management biographies.


Fund Codes

CLASS 1 & 3    Ticker
               CUSIP
               SEC number        811-21779

                                  YOUR ACCOUNT


Class 1 and Class 3 Shares
     The Class 1 and Class 3 shares of the funds are sold without any front-end or deferred sales charges. Each share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

Class 1 Shares
o    Distribution and service (12b-1) fees of 0.05%.

     Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

     The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Class 3 Shares
o    Distribution and service (12b-1) fees of 0.40%.

     Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

     The performance and expenses information included in this prospectus does not reflect fees and expenses of any qualified plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

     12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services with respect to, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of NASD.

     Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

     Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

     Your broker-dealer may receive a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

     Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Transaction Policies
     Valuation of Shares. The net asset value (NAV) per share for each fund and class of shares is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by each of the funds, except securities held by the Money Market Fund and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees of John Hancock Funds II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the trustees.

     Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating the net asset value for its funds. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset values of such funds will be recommended to the Fund's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a fund's shares reflects the value of the fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     Money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

     Purchase and Redemption Prices. When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

     Execution of Requests. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

     In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

     Excessive Trading. The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

     Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

     Exchange Limitation Policies. The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

     Limitation on Exchange Activity. The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

     Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption. These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

     Limitation  on  the  Ability  to  Detect  and  Curtail   Excessive  Trading
Practices. Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

     Excessive Trading Risk. To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

     While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:
     o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks:
          Mid Cap Value,  International  Small  Company and Real  Estate  Equity
          Funds.
     o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. Each fund may have significant investments in foreign securities.
     o    A  fund  that  invests  a   significant   portion  of  its  assets  in
          below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. None of the Funds have significant investments in junk bonds.

     Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Dividends and Account Policies

     Dividends. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

     Account Statements. The Fund will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

     Fund Securities. The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information. Portfolio holding information is filed with the SEC on Forms N-CSR and N-Q.

                                  FUND DETAILS

Business Structure

     The diagram below shows the basic business structure used by John Hancock Funds II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

     The Trustees have the power to change the respective investment goal of each of the funds without shareholder approval.

     The Trustees have the power to change the focus of the investment policy of each of the funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. A fund will provide written notice to shareholders of each of the funds listed below at least 60 days prior to a change in its 80% investment policy.

                             Global Real Estate Fund
                                High Income Fund
                            Mid Cap Value Equity Fund
                             Real Estate Equity Fund


[GRAPHIC OMITTED: BASIC BUSINESS STRUCTURE FLOW CHART]


                                   Shareholders
                                   ------------
                                        |
   __                                   |
   |                                    |
Distribution and                   Financial services firms and
shareholder services               their representatives
   |                           |-------------------------------
   |                           |   Advise current and prospective shareholders
   |                           |   on their fund investments, often
   |                           |   in the context of an overall
   |                           |   financial plan.
   |      Principal distributor|
   |      ---------------------|
   |      John Hancock Funds, LLC
   |      Markets the fund and distributes shares
   |      through selling brokers, financial planners
   |      and other financial representatives.
   |                            |
   |                            |
   __                           |-----------------------------------|                                     __
                                                                    |                                      |
   Subadvisers                         Investment adviser           | Custodian                           Asset
   -----------                         ------------------           | ---------                           management
   Provides portfolio management to | | John Hancock Investment     | State Street Bank and Trust Company  |
   the fund.                        | | Management Services, LLC    | 225 Franklin Street                  |
                                    | | 601 Congress Street         | Boston, MA 02110                     |
                                    |-| Boston, MA 02210-2805       | Holds the funds' assets, settles     |
                                    | | Manages the funds' business | all portfolio trades and collects    |
                                    | | and investment activities.  | most of the valuation data           |
                                                |                   | required for calculating each        |
                                                |                   | fund's NAV.                          |
                                                |                   |          |                           |
                                                |                   |          |                           |
                                                 -------------------------------                          __
                                                                    |
                                                                Trustees
                                                                ------------
                                                                Oversee the funds' activities.

     Management Fees. As full compensation for its services, the Adviser receives a fee from the Fund for each fund.

     The fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and the net assets of one or more other John Hancock funds (or portions thereof) that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund. The fee for each fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the fund at the close of business on the previous business day of the Fund.

     The schedule of the annual percentage rates of the management fees for the funds is set forth in Appendix A hereto.

Subadviser Information and Management Biographies
     The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of the Fund. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of the Fund with respect to the implementation of such programs.

     Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds which it subadvises.

     Pursuant to an order received from the SEC, the Adviser, subject to approval of the Trustees, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

     Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers' business careers over the past five years. The Fund's Statement of Additional Information includes additional details about the funds' portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Deutsche Asset Management, Inc. ("DeAM")
     Deutsche Asset Management, Inc. ("DeAM"), located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

     RREEF America L.L.C., an investment management affiliate of DeAM ("DeAM RREEF"), located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DeAM RREEF has provided real estate investment management services to institutional investors since 1975.

     RREEF Global Advisers Limited ("RREEF GA"), whose registered address is Winchester House, 1 Great Winchester Street, London, EC2N 2DB, is a wholly owned subsidiary of Deutsche Asset Management Group Limited, the holding company of the UK asset management businesses comprising, RREEF Limited, DB Absolute Return Strategies Limited and RREEF GA, It is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The UK asset management business has provided real estate investment management services to institutional investors for over 20 years.

     Deutsche Investments Australia Limited, an investment management affiliate of DeAM located ate Level 21, 83 Clarence Street, Sydney Australia, NSW 2000. Deutsche Investments Australia Limited has been a registered investment adviser since 2000.

     Deutsche Asset Management (Hong Kong) Limited, an investment management affiliate of DeAM located at 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong. Deutsche Asset Management (Hong Kong) Limited has provided investment management services since 1999.

     Deutsche Asset Management International GMBH, an investment management affiliate of DeAM located at Mainzer Landstrasse 178-190, Frankfurt AM Main, Germany, 60327. Deutsche Asset Management International GMBH has been a registered investment adviser since 1983.

  Fund                                                       Portfolio Managers
  ----                                                       ------------------
  Global Real Estate Fund....................................John F.Robertson
                                                             Jerry W. Ehlinger
                                                             Daniel Ekins
                                                             John Hammond
                                                             Asad Kazim
                                                             Kurt Klauditz
                                                             William Leung
                                                             John W. Vojticek

  o John F. Robertson, CFA, Partner of DeAM RREEF, head of North American Real Estate Securities;
    - joined DeAM in 1997.
  o Jerry W. Ehlinger, CFA, Managing Director of DeAM RREEF;
    - joined DeAM in 2004 and has over nine years of experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.
  o Daniel Ekins, Director;
    - joined Deutsche Investments Australia Limited in 1997.
  o John Hammond, Director of RREEF;
    - joined DeAM in 2004 and has over 10 years of industry experience.
  o Asad Kazim, Vice President of DeAM RREEF;
    - joined DeAM in 2002 and previously worked as a financial analyst at Clarion CRA Securities.
  o Kurt Klauditz, Director and Head of Liquid Assets and Financing;
    - joined DeAM in 2000 and has over 15 years of industry experience.
  o William Leung, Vice President;
    - joined DeAM in 2000 after spending three years with Merrill Lynch and one year at UBS Warburg primarily focusing on equity research in Hong Kong and China.
  o John W. Vojticek, Partner of DeAM RREEF;
    - joined DeAM in 1996.

Dimensional Fund Advisors Inc. ("Dimensional")
     Dimensional was organized in May 1981 and is engaged in the business of providing investment management services. Dimensional is located at 1299 Ocean Avenue, Santa Monica, CA 90401. Since its organization, Dimensional has provided investment management services to institutional investors and to other mutual funds.

     As the subadviser, Dimensional is responsible for the portfolio's asset management. The portfolio is managed using a team approach. The investment team includes the investment committee of Dimensional, portfolio managers and all other trading personnel. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves nay changes in regards to approved countries, security types and brokers.

     In accordance with the team approach used to manage the portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all other portfolio managers with respect to international equity portfolios. For this reason, Dimensional had identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the portfolio.

  Fund                                                       Portfolio Manager
  ----                                                       -----------------
  International Small Company Fund.........................  Karen F. Umland

  o Karen F. Umland, Vice President;
    - joined Dimensional in 1993.

RiverSource Investment, LLC ("RiverSource")
     RiverSource, located at 200 Ameriprise Financial Center, Minneapolis, Minnesota, 55474, is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). Ameriprise Financial is a financial planning and financial services company that has been offering services for clients' asset accumulation, income management and protection needs for over 110 years. RiverSource manages investments for itself, the RiverSource funds and other affiliates. For institutional clients, RiverSource and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration.

  Fund                                                       Portfolio Managers
  ----                                                       ------------------
  Mid Cap Equity Fund......................................  Steve Schroll
                                                             Laton Spahr
                                                             Warren Spitz

  o Steve Schroll, Portfolio Manager;
     - joined RiverSource in 1998 as a senior security Analyst.
  o Laton Spahr, Portfolio Manager;
     - joined RiverSource in 2001; previously worked as a sector analyst for Holland Capital Management.
  o Warren Spitz, Senior Portfolio Manager;
     - joined RiverSource in 2000.

T. Rowe Price Associates, Inc. ("T. Rowe Price").
     T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2005, T. Rowe Price and its affiliates managed over $ billion for over eight million individual and institutional investor accounts.

  Fund                                                       Portfolio Manager
  ----                                                       ------------------
  Real Estate Equity Fund..................................  David M. Lee

  o David E. Lee.   Vice President; joined T. Rowe Price in 1993.

                              FINANCIAL HIGHLIGHTS

Financial  highlights  are not yet available for the funds of John Hancock Funds
                          II that are newly organized.

                                   APPENDIX A

                           SCHEDULE OF MANAGEMENT FEES

     Set forth below is the schedule of the annual percentage rates of the management fees for the funds. As stated above, the advisory or management fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund and in most cases the net assets of one or more other John Hancock funds (or portions thereof) indicated below that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Funds and Annual Percentage Rates of Aggregate Net Assets

Global Real Estate Fund: 0.95% -- first $500 million; 0.925% -- next $250 million; and 0.900% -- excess over $750 million.

(Aggregate Net Assets include the net assets of the Fund and the Global Real Estate Trust, a series of John Hancock Trust)

High Income Fund:  0.70% on all levels of assets.

(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

International Small Company Fund: 1.03% -- first $100 million; and 0.98% -- excess over $100 million.

(Aggregate Net Assets include the net assets of the Fund and the International Small Company Trust, a series of John Hancock Trust)

Mid Cap Value Equity Fund: 0.90% -- first $250 million; and 0.85% -- excess over $250 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Equity Trust, a series of John Hancock Trust)

Real Estate Equity Fund: 0.875% -- first $250 million; 0.850% -- next $250 million; and 0.825% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Real Estate Trust, a series of John Hancock Trust)

                              FOR MORE INFORMATION

       The following document is available that offers further information on John Hancock Funds II:

                    Statement of Additional Information (SAI)

 The Fund's SAI contains more detailed information on all aspects of the funds, including a summary of the Fund's policy regarding disclosure of fund portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

     To Request a Free Copy of the Fund's SAI, Please Contact John Hancock:

                         By mail: John Hancock Funds II
                               601 Congress Street
                                Boston, MA 02210

                            By phone: 1-800-344-1029

 Or You May View or Obtain These Documents and Other Information About the Fund
                                 from the SEC:

                        By mail: Public Reference Section
                       Securities and Exchange Commission
                            Washington, DC 20549-0102
                           (duplicating fee required)

        In person: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-942-8090

                    By electronic request: publicinfo@sec.gov
                           (duplicating fee required)

                          On the Internet: www.sec.gov

                          1940 Act File No. 811-21779.

                      [JOHN HANCOCK FUNDS II LOGO TO COME]

                              JOHN HANCOCK FUNDS II

                       Statement Of Additional Information

                                 April 28, 2006

This Statement of Additional Information provides information about six funds of John Hancock Funds II (the "Fund"): the Absolute Return Portfolio, a "fund of funds", and the Global Real Estate, High Income, International Small Company, Mid Cap Value Equity and Real Estate Equity funds, which are underlying funds of the Fund, in addition to the information that is contained in the Fund's prospectuses dated April 28, 2006. Information about other funds of the Fund is included in separate prospectuses and a separate Statement of Additional Information each dated October 17, 2005. Each of the funds is a separate series of the Fund.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's prospectuses dated April 28, 2006. Copies of the Fund's prospectuses (collectively, the "Prospectus") can be obtained free of charge by writing or telephoning:

                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(800)-225-5291

                                TABLE OF CONTENTS



                                                                            PAGE
Organization of the Fund                                                      3
Investment Policies                                                           3
Hedging and Other Strategic Transactions                                     29
Investment Restrictions                                                      39
Portfolio Turnover                                                           46
Those Responsible for Management                                             46
Shareholders of the Fund                                                     52
Investment Management Arrangements and Other Services                        53
Distribution Agreements                                                      58
Sales Compensation                                                           59
Net Asset Value                                                              62
Initial Sales Charge on Class A Shares                                       63
Deferred Sales Charge on Class B and Class C Shares                          66
Eligible Investors for Class R3, R4, R5, 1, 3 and I Shares                   69
Special Redemptions                                                          69
Additional Services and Programs                                             70
Purchases and Redemptions Through Third Parties                              71
Description of Fund Shares                                                   72
Additional Information Concerning Taxes                                      73
Portfolio Brokerage                                                          75
Transfer Agent Services                                                      77
Independent Registered Public Accounting Firm                                77
Custody of Portfolio Securities                                              77
Codes of Ethics                                                              77
Appendix A -  Debt Security Ratings                                         A-1
Appendix B -  Policy Regarding Disclosure of Portfolio Holdings             B-1
Appendix C -- Portfolio Manager Information                                 C-1
Appendix D -  Proxy Voting Policies and Procedures                          D-1

ORGANIZATION OF THE FUND

The Fund was organized on June 28, 2005 as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act" ). Each of the funds is a series of the Fund.

John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$ billion (US$ billion) as of December 31, 2005.

MFC trades as 'MFC' on the TSX, NYSE and PSE, and under '0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

INVESTMENT POLICIES

The principal strategies and risks of investing in each fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the funds may be changed without shareholder approval.

High Income Fund

    The following supplements the disclosure regarding the High Income Fund:

    The following information supplements the discussion of the fund's investment objective and policies discussed in the Prospectus. The investment objective of the fund is not fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the fund will achieve its investment objective.

    The fund's primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation.

    Under normal circumstances, at least 80% of the fund's Assets will be invested in fixed income securities rated "Ba" or lower by Moody's, or "BB" or lower by S&P or Fitch; however, no more than 10% of the Fund's total assets may be invested in securities that are rated in default (securities rated "D" by S&P or "C" by Moody's). Unrated securities will also be considered for investment by the fund when the Adviser believes that the issuer's financial condition, or the protection afforded by the terms of the securities themselves, limits the risk to the fund to a degree comparable to that of rated securities consistent with the fund's objectives and policies.

    "Fixed-income securities" include, but are not limited to, the following securities: domestic and foreign corporate bonds; debentures and notes; convertible securities; preferred securities; and domestic and foreign government obligations.

    With respect to the fund's investment policy of investing at least 80% of its Assets in fixed-income securities rated Ba or BB or lower, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this policy.

    In abnormal circumstances, such as situations where the fund experiences large cash inflows or anticipates unusually large redemptions, and in an abnormal market, economic, political or other conditions, the fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash, and cash equivalents.

    The fund's investments in debt securities may include zero coupon bonds and payment-in-kind bonds. Zero coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes, and thereby tend to be more volatile than securities which pay interest periodically and in cash. The fund accrues income on these securities for tax and accounting purposes, and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the fund may be forced to liquidate other investments to make distributions. At times when the fund invests in zero-coupon and payment-in-kind bonds, it will not be pursuing its primary objective of maximizing current income.

    Although the fund intends to maintain investment emphasis on debt securities of domestic issuers, the fund may invest without limitation in debt securities of foreign issuers, including those issued by supranational entities such as the World Bank. The fund may also purchase debt securities issued in an any country developed or undeveloped. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered speculative. The fund may also enter into forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes. The risks of foreign investments should be carefully considered by investors.

    Included among domestic debt securities eligible for purchase by the fund are adjustable and variable or floating rate securities, mortgage related securities (including stripped securities, collateralized mortgage obligations and multi-class pass-through securities), asset-backed securities and callable bonds. Callable bonds have a provision permitting the issuer, at its option to "call" or redeem the bonds. If an issuer were to redeem bonds held by the fund during a time of declining interest rates, the fund might not be able to reinvest the proceeds in bonds providing the same coupon return as the bonds redeemed.

    To the extent that the Fund does not invest in the securities described above, the Fund may:

    1. invest (for liquidity purposes ) in high quality, short-term debt securities with remaining maturities of one year or less ("money market instruments") including government obligations, certificates of deposit, bankers' acceptances, short-term corporate debt securities, commercial paper and related repurchase agreements;

    2. invest up to 10% of its total assets in municipal obligations, including municipal bonds issued at a discount, in circumstances where the Subadviser determines that investing in such obligations would facilitate the fund's ability to accomplish its investment objectives;

    3. lend its portfolio securities, enter into repurchase agreements and reverse repurchase agreements, purchase restricted and illiquid securities and purchase securities on a when issued or forward commitment basis;

    4. write (sell) covered call and put options and purchase call and put options on debt securities and securities indices in an effort to increase current income and for hedging purposes; and

    5. purchase and sell interest rate futures contracts on debt securities and securities index futures contracts, and write and purchase options on these futures contracts for hedging purposes.

    During periods of unusual market conditions when the Subadviser believes that investing for temporary defensive purposes is appropriate, part or all of the assets of the Fund may be invested in cash or cash equivalents consisting of:

    1. obligations of banks (including certificates of deposit, bankers' acceptances and repurchase agreements ) with assets of $100,000,0000 or more;

    2. commercial paper rated within the two highest rating categories of a nationally recognized rating organization;

    3. investment grade short-term notes;

    4. obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities; and

    5. related repurchase agreements.

International Small Cap Fund

    The following supplements the disclosure regarding the International Small Company Fund.

Market Capitalization Weighted Approach

    The fund structure involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by Dimensional, the subadviser to the portfolio, for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

    Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or
(iii) shares subject to foreign ownership restrictions.

    Deviation from market capitalization weighting also will occur because Dimensional intends to purchase in round lots only. Furthermore, Dimensional may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.

    Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, Dimensional will prepare lists of companies whose stock is eligible for investment by the portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from Dimensional's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of the portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

    Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee of Dimensional may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

Money Market Instruments

    Certain of the instruments listed below may be purchased by the funds in accordance with their investment policies. In addition, certain funds may purchase short term instruments (and other securities as noted under each fund description) for temporary defensive purposes.

    1. U.S. Government And Government Agency Obligations

    U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

    GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association which guarantee is supported by the full faith and credit of the U.S. government.

    U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:

     -  Student Loan Marketing Association,

     -  Federal Home Loan Banks,

     -  Federal Intermediate Credit Banks and

     -  the Federal National Mortgage Association.

    U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

    Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

    No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government. Municipal Obligations. The High Income Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

    Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

    Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

    Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

    Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations in which the Fund may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

    Issuers  of  municipal   obligations   are  subject  to  the  provisions  of
bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

    The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix A for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.


    3. Canadian And Provincial Government And Crown Agency Obligations

    Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

    Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

     -  Export Development Corporation,

     -  Farm Credit Corporation,

     -  Federal Business Development Bank, and

     -  Canada Post Corporation.

    In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

    Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

    Provincial Crown Agency Obligations. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

     -  provincial railway corporation,

     -  provincial hydroelectric or power commission or authority,

     -  provincial municipal financing corporation or agency, and

     -  provincial telephone commission or authority.

Any Canadian obligation acquired by the Money Market Fund will be payable in U.S. dollars.

    4. Certificates Of Deposit And Bankers' Acceptances

    Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

    Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

All funds of the Fund may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

    5. Commercial Paper

    Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

    Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

    A fund will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the fund. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a fund's net asset value is determined. The net asset value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

    6. Corporate Obligations

    Corporate obligations include bonds and notes issued by corporations to finance long-term credit needs.

    7. Repurchase Agreements

    Repurchase  agreements  are  arrangements   involving  the  purchase  of  an
obligation by a fund and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a fund the opportunity to earn a return on cash that is only temporarily available. A fund may enter into a repurchase agreement with banks, brokers or dealers. However, a fund will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the fund decrease below the resale price.

    Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

    The Subadvisers, on behalf of the funds they advise, shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the Subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions on behalf of the funds. The counterparties to a repurchase agreement transaction are limited to a:

     -  Federal Reserve System member bank,

     - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

     - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The Adviser and Subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

    The risk to a fund in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the fund, if any, would be the difference between the repurchase price and the underlying obligation's market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the fund might be delayed or limited.

    8. Foreign Repurchase Agreements

    Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

Other Instruments


    The following discussion provides an explanation of some of the other instruments in which certain funds (as indicated) may invest.

    1. Warrants

    Subject to certain restrictions, each of the funds may purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

    2. Reverse Repurchase Agreements

    Each fund may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's net asset value per share. Each fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

    3. Mortgage Securities

    Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

    In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

    Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

     - one-year, three-year and five-year constant maturity Treasury Bill rates,

     -  three-month or six-month Treasury Bill rates,

     -  11th District Federal Home Loan Bank Cost of Funds,

     -  National Median Cost of Funds, or

     - one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

    During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund's net asset value could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

    Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

     -  mortgage bankers,

     -  commercial banks,

     -  investment banks,

     -  savings and loan associations, and

     -  special purpose subsidiaries of the foregoing.

    Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the Government National Mortgage Association (GNMA) or Federal Home Loan Mortgage Corporation (FHLMC), such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A fund which invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

    Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

    CMOs purchased by the funds may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

    STRIPS. In addition to the U.S. Government securities discussed above, certain funds may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

    Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a fund's net assets. See " Other Investment Policies. - Illiquid Securities".

    Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

    As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and Statement of Additional Information, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Fund believes that investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this Statement of Additional Information, will contribute to a fund's relatively stable net asset value.

    In addition to the stripped mortgage securities described above, each of the Strategic Bond, High Yield Fund and Value Fund may invest in similar securities such as Super principal only and Levered interest only which are more volatile than POs and IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks associated with Levered IOs and IOettes are similar in nature to those associated with IOs. The Strategic Bond Fund may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the fund.

    Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

    Inverse Floaters. The High Income Fund may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed.

    Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a fund's net assets. See "Other Investment Policies- Illiquid Securities".

    Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

    Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described below under "Asset-Backed Securities."

    4. Asset-Backed Securities

    The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

    Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund's ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's (in the case of the Strategic Bond Fund and Spectrum Income Fund, BBB or better by S&P or Baa or better by Moody's) or that the Subadviser believes are of comparable quality.

    As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. A fund will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies" below.

    Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

     -  liquidity protection, and

     -  default protection

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

    Some examples of credit support include:

    - "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class),

    - creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and

    -  "over-collateralization"   (where  the  scheduled  payments  on,  or  the
principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

    The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

    The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

    Collateralized Debt Obligations. The funds may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

    For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

    The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund's prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

    5. Zero Coupon Securities, Deferred Interest Bonds And Pay-In-Kind Bonds

    Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The funds also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

    Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

    Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies" below.

    Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

    6. Loans And Other Direct Debt Instruments

    Each fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

    7. High Yield (High Risk) Domestic Corporate Debt Securities

    High yield U.S. corporate debt securities in which the funds may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. The funds may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

    The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns, and it continues to be an attractive market in terms of yield and yield spread over U.S. Treasury securities. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.

    8. Brady Bonds

    Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

    Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

    - the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds),

    - bonds issued at a discount from face value (generally known as discount bonds),

    - bonds bearing an interest rate which increases over time, and

    - bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

    Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

    The funds may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

    Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the funds invest are likely to be acquired at a discount.

    9. Sovereign Debt Obligations

    Each fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.


    10. Indexed Securities

    Each fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

    Currency indexed securities typically are short term to intermediate term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

    The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

    11. Hybrid Instruments

    Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

    Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

    - prices,  changes in prices,  or differences  between prices of securities,
currencies,   intangibles,   goods,   articles  or  commodities   (collectively,
"Underlying Assets") or

    - an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks").

    Hybrid Instruments may take a variety of forms, including, but not limited to:

    - debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time,

    - preferred stock with dividend rates determined by reference to the value of a currency, or

    - convertible securities with the conversion terms related to a particular commodity.

    Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

    One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

    The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

    Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. See " Hedging and Other Strategic Transactions" below for a description of certain risks associated with investments in futures, options, and forward contracts.

    Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

    Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

    Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor.

    Lack of US Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

    The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the net asset value of a fund.

    12. ADRs, EDRs, GDRs and IDRs

    Certain of the funds may invest in American Depository Receipts, European Depository Receipts, Global Depository Receipts, and International Depository Receipts ("ADRs," "EDRs," "GDRs," and "IDRs" respectively) as described in their investment policies.

    Securities of foreign issuers may include ADRs, EDRs, GDRs, and IDRs. Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

    ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities.

    Securities of foreign issuers also include EDRs, GDRs, and IDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, and IDRs are not necessarily quoted in the same currency as the underlying security.

    13. Variable And Floating Rate Obligations

    Certain of the funds may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bill or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

    14. Exchange Traded Funds

    Certain of the funds may invest in exchange traded funds ("ETFs"). These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees which increase their costs.

Additional Investment Polices

    The following provides a more detailed explanation of some of the investment policies of the funds.

    1. Lending Securities

    Each fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such fund's total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

    The Fund anticipates that securities will be loaned only under the following conditions:

(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value; and


(2) the fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

    2. When-Issued Securities ("Forward Commitments")

    In order to help ensure the availability of suitable securities, each of the funds may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. Purchasing securities on a when-issued or forward delivery basis means that the obligations will be delivered to the fund at a future date, which may be one month or longer after the date of the commitment ("forward commitments"). Except as may be imposed by these factors, there is no limit on the percent of a fund's total assets that may be committed to such transactions.

    Under normal circumstances, a fund purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. The fund does, however, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time of delivery, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the fund may purchase when-issued or forward delivery securities.

    3. Mortgage Dollar Rolls

    Each may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into "covered rolls". A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which the fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's net asset value per share, each fund will cover the mortgage dollar roll transaction as described above.

    4. Illiquid Securities

    Each of the funds may not invest more than 15% of its net assets in securities that are not readily marketable ("illiquid securities"). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

    Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitations on illiquid securities. The Subadvisers decide, subject to the Trustees' oversight, whether securities sold according to Rule 144A are readily marketable for purposes of the Fund's investment restriction. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the fund could be adversely affected.


    5. Short Sales

    Certain of the funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

    Certain of the funds may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the fund replaces a borrowed security, the fund will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Investment In Other Investment Companies

    Certain of the funds may invest in shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded over-the-counter or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

    The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.


    6. Loan Participations And Assignments

    Certain of the funds may invest in loan participation or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

    When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

RISK FACTORS

    The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Non-Diversified Funds

    Definition of Non-Diversified. Any fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the fund's own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

    Risks. Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

Equity Securities

    Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-Income Securities

    Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

    Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

    Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment Grade Fixed-Income Securities In The Lowest Rating Category

    Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed-Income Securities

    Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

    General Risks

    - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

    - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

    - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

    - Dependence on Subadviser's Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

    Additional Risks Regarding Lower Rated Corporate Fixed-income Securities

Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.

Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

    Additional Risks Regarding Lower Rated Foreign Government Fixed-income Securities

Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Small And Medium Size Companies

Small or Unseasoned Companies

    - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

    - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

    - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

    - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

    - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

    - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Foreign Securities

    The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

    - Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

    - Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

    - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

    - Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

    - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

    - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Investment Company Securities

    Certain of the funds may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

Funds of Funds Risk Factors

As permitted by Section 12 of the 1940 Act, the Absolute Return Fund invests in a number of other funds of the Fund ("Underlying Funds") and may reallocate or rebalance assets among the Underlying Portfolios.

From time to time, one or more of the Underlying Portfolios may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of the Absolute Return Fund("Rebalancings"), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited ("MFC Global"). Shareholders should note that Rebalancings may affect the Underlying Portfolios:
Underlying Portfolios subject to redemptions by the fund may find it necessary to sell securities; and the Underlying Portfolios that receive additional cash from the fund will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when the fund owns, redeems, or invests in, a substantial portion of an Underlying Portfolio. Rebalancings could affect the Underlying Portfolios as noted below which could adversely affect their performance and, therefore, the performance of the fund.

Both John Hancock Investment Management Services, LLC (the "Adviser") and MFC Global will monitor the impact of Rebalancings on the Absolute Return Fund and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of the fund. However, there is no guarantee that the Adviser and MFC Global will be successful in doing so.

Possible Adverse Effects of Rebalancings on the Underlying Portfolios:

1. Underlying Portfolios could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.

2. Rebalancings may increase brokerage and/or other transaction costs of the Underlying Portfolios.

3. When the Absolute Return Fund owns a substantial portion of an Underlying Portfolio, a large redemption by the fund could cause that Underlying Portfolio's expenses to increase and could result in the portfolio becoming too small to be economically viable.

4. Rebalancings could accelerate the realization of taxable capital gains in Underlying Portfolios subject to large redemptions if sales of securities results in capital gains.

    The Absolute Return Fund and Underlying Portfolios are managed by the Adviser. MFC Global, which is an affiliate of the Adviser, is the subadviser to the Absolute Return Fund and to certain of the Underlying Portfolios. Shareholders should note that the Adviser has the responsibility to oversee and monitor the Absolute Return Fund and the Underlying Portfolios and MFC Global has the responsibility to manage the Absolute Return Fund and certain of the Underlying Portfolios. As noted above, the Adviser and MFC Global will monitor the impact of Rebalancings on the Underlying Portfolios and attempt to minimize any adverse effect of the Rebalancings on the Underlying Portfolios, consistent with pursuing the investment objective of the Absolute Return Fund.

    With respect to Rebalancings, shareholders should also note that MFC Global as the subadviser to the Absolute Return Fund and certain of the Underlying Portfolios, may appear to have incentive to allocate more Absolute Return Fund assets to those Underlying Portfolios that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all underlying funds although the Adviser's ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global. The Adviser will monitor MFC Global's allocation of the Absolute Return Fund assets to the Underlying Portfolios to attempt to ensure that assets are not allocated to other MFC Global subadvised fund unless it is in the best interest of the Absolute Return Fund to do so. In addition, prior to appointing MFC Global as subadviser to an Underlying Portfolio, the Board of Trustees of the Fund will consider the affiliation between the Adviser and MFC Global as one of its factors in approving such appointment.

Stripped Securities

    Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Mortgage-Backed And Asset-Backed Securities

    Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

    Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

    When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.


    When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

    The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

    Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

    Collateralized Mortgage Obligations. The fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

    Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Securities Linked To The Real Estate Market

    Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

    - Declines in the value of real estate;

    - Risks related to general and local economic conditions;

    - Possible lack of availability of mortgage funds;

    - Overbuilding;

    - Extended vacancies of properties;

    - Increased competition;

    - Increases in property taxes and operating expenses;

    - Change in zoning laws;

    - Losses due to costs resulting from the clean-up of environmental problems;

    - Liability to third parties for damages resulting from environmental problems;

    - Casualty or condemnation losses;

    - Limitations on rents;

    - Changes in  neighborhood  values and the appeal of  properties to tenants;
and

    - Changes in interest rates.

    Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

    Securities of companies in the real estate industry include REITs including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage

REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

    In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" above for a discussion of the risks associated with invests in these companies.

Industry Or Sector Investing

    When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

    Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term.
Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

    Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

    Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

    Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.


    Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

    Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

    Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

    Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of heath sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Initial Public Offerings (IPOs)

    Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance likely will decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

U.S. Government Securities

    Certain of the funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage

Corporation ("Freddie Mac").

High Yield (High Risk) Securities

    The following discussion supplements the disclosure regarding the risks of investing in non-investment grade securities.

    General. Certain of the funds may invest in high yield (high risk) securities. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

    Interest Rate Risk. To the extent a fund invests primarily in fixed-income securities, the net asset value of the fund's shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.

    Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.

    These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit the funds from obtaining accurate market quotations to value securities and calculate net asset value. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the Trustees to value that fund's investments. Therefore the Trustees may have to use a greater degree of judgment in making such valuations.

    Less liquid secondary markets may also affect a fund's ability to sell securities at their fair value. Each fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund's assets invested in illiquid securities may increase.

    Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.

    In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

    Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

    The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:

    - the obligor's balance of payments, including export performance,

    - the obligor's access to international credits and investments,

    - fluctuations in interest rates, and

    - the extent of the obligor's foreign reserves.

    Obligor's Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

    Obligor's Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties' lending commitments, thereby further impairing the obligor's ability or willingness to service its debts on time.

    Obligor's Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

    Obligor's Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

    The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, the fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

    Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:

    - reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and

    - obtaining new credit to finance interest payments.

    Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

    Securities in the Lowest Rating Categories. Certain debt securities in which the funds may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's. These securities are rated Caa or lower by Moody's or CCC or lower by Standard & Poor's. These securities are considered to have the following characteristics:

    - extremely poor prospects of ever attaining any real investment standing,

    - current identifiable vulnerability to default,


    - unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions,

    - are speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations, and/or

    - are default or not current in the payment of interest or principal.

Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund's shares.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

    Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the fund. The hedging and other strategic transactions which may be used are described below:

    o exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,
    o   financial futures contracts (including stock index futures),
    o   interest rate transactions,*
    o   currency transactions**
        - Swaps (including interest rate, index, equity, credit default swaps and currency swaps)
        - Structured notes, including hybrid or "index" securities

* A fund's interest rate transactions may take the form of swaps, caps, floors and collars.
** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

   Hedging and Other Strategic Transactions may be used for the following purposes:

    o to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,
    o   to protect a fund's unrealized gains in the value of its securities,
    o   to facilitate the sale of a fund's securities for investment purposes,
    o   to manage the effective maturity or duration of a fund's securities or
    o to establish a position in the derivatives markets as a method of gaining exposure to a particular market.
    o to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

    A detailed discussion of Hedging and Other Strategic Transactions follows. No fund that is authorized to use any of these investment strategies will be obligated to pursue any of the strategies and no fund makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

General Characteristics Of Options

    Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

    Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the fund the right to sell the instrument at the option exercise price.

    If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

    Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

    Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund's purchase of a call option on an underlying instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

    Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the fund or will increase the fund's income. Similarly, the sale of put options can also provide fund gains.

    Covering of Options. All call options sold by a fund must be "covered" (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

    Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

    Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

    OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

    A fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

    - insufficient trading interest in certain options,

    - restrictions on transactions imposed by an exchange,

    - trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits,

    - interruption of the normal operations of the OCC or an exchange,

    - inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or

    - a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

    The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

    OTC Options. Over-the-counter ("OTC") options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

    Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a fund and the amount of the fund's obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

    Types of Options That May Be Purchased. If and to the extent authorized to do so, a fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

    Each fund reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the fund's investment objective and the restrictions set forth herein.

General Characteristics Of Futures Contracts And Options On Futures Contracts

    If and to the extent authorized to do so, a fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

    - as a hedge against anticipated interest rate, currency or market changes,

    - for duration management,

    - for risk management purposes,

    - to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

    Use Will Be Consistent with Applicable Regulatory Requirements. A fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

    Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

    Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

    Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund's securities.

Stock Index Futures

    Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

    Uses of Index Futures. Below are some examples of how Index Futures may be used:

    - In connection with a fund's investment in common stocks, a fund may invest in Index Futures while the Subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

    - A fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund's pending investment in such stocks when they do become available.

    - Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a fund.

    - A fund may also invest in Index Futures in order to hedge its equity positions.

    Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

Options On Securities Indices And Other Financial Indices

    If and to the extent authorized to do so, a fund may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, the fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

    Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

Yield Curve Options

    Certain of the funds may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contract to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

    Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be "covered." A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund's net liability under the two options. Therefore, a fund's liability for such a covered option is generally limited to the difference between the amount of the fund's liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

Currency Transactions

    If and to the extent authorized to do so, a fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

    - forward currency contracts,

    - exchange-listed currency futures contracts and options thereon,

    - exchange-listed and OTC options on currencies, and

    - currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

    A fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.


    Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

    Position Hedging. Position hedging is entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.

    Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.

    Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund's securities denominated in linked currencies.

    Risk of Currency Transactions. Currency transactions are subject to risks different from other fund transactions, as discussed below under "Risk Factors." If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Combined Transactions

    To the extent authorized to do so, a fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund's objective.

Swap  Agreements and Options on Swap Agreements.

    Among the Hedging and Other Strategic Transactions into which the fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The fund may also enter into options on swap agreements ("swap options").

    The fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

    Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the fund's investment objectives and general investment polices, certain of the funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the fund may be required to pay a higher fee at each swap reset date.

    The fund may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund may also write (sell) and purchase put and call swap options.

    Depending on the terms of the particular option agreement, the fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a swap option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by the funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of liquid assets, to avoid any potential leveraging of the fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the fund's investment restriction concerning senior securities. The fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund's total assets.

    The fund may also be authorized to enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The fund may be either the buyer or seller in the transaction. If the fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

    Credit default swap agreements involve greater risks than if the fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The fund 's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which the fund is the buyer, the fund will segregate or "earmark" cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the fund is the seller, the fund will segregate or "earmark" cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund's portfolio. Such segregation or "earmarking" will not limit the fund's exposure to loss.

    Whether the fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the fund by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

    Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a fund's limitation on investments in illiquid securities.

    Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. The fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

    Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.

    To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

    This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Eurodollar Instruments

    To the extent authorized to do so, a fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risk Factors

    Hedging and Other Strategic Transactions have special risks associated with them, including:

    - possible default by the counterparty to the transaction,

    - markets for the securities used in these transactions could be illiquid,

    - to the extent the Subadviser's assessment of market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses to the fund.

    Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a fund's net asset value, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.

    Options and Futures Transactions

    Options transactions are subject to the following additional risks:

    - Option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option).

    - Options markets could become illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

    Futures transactions are subject to the following additional risks:

    - The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund's position.

    - Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Although a fund's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

    Currency Hedging. In additional to the general risks of Hedging and Other Strategic Transactions described above, currency hedging transactions have the following risks:

    - Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

    - Proxy hedging involves determining the correlation between various currencies. If the Subadviser's determination of this correlation is incorrect, the fund losses could be greater than if the proxy hedging were not used.

    - Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

    Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Risks Of Hedging And Other Strategic Transactions Outside The United States

    When conducted outside the United States, Hedging and Other Strategic Transactions will not only be subject to the risks described above but could also be adversely affected by:

    - foreign governmental actions affecting foreign securities, currencies or other instruments,

    - less stringent regulation of these transactions in many countries as compared to the United States,

    - the lack of have clearing mechanisms and related guarantees in some countries for these transactions,

    - more limited availability of data on which to make trading decisions than in the United States,

    - delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,

    - the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and

    - lower trading volume and liquidity.

Use Of Segregated And Other Special Accounts

    Use of extensive Hedging and Other Strategic Transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

    In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below:

    Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.

    Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.

    OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

    Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund's obligations or to segregate cash or other liquid assets equal to the amount of the fund's obligations.

    Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

    Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.

    Caps. Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund's net obligation, if any.

    Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other Hedging and Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Limitations

    No fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities fund being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.

    For purposes of this limitation, to the extent the fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.


INVESTMENT RESTRICTIONS

    There are two classes of investment restrictions to which the Fund is subject in implementing the investment policies of the funds: (a) fundamental and (b) nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Fund without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

    When submitting an investment restriction change to the holders of the Fund's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular fund if a majority of the outstanding voting securities of the fund vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other fund affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

    Restrictions (1) through restriction (8) are fundamental. Restrictions (9) through (15) are nonfundamental.

Fundamental

    The Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a fund is specifically excepted by the terms of a restriction, each fund will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding
U. S. Government securities and obligations of domestic branches of U.S. banks , except that this restriction shall not apply to the Global Real Estate Fund, Real Estate Equity Fund and Absolute Return Portfolio.

(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the fund's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the fund, except that up to 25% of the value of each fund's total assets may be invested without regard to these restrictions. The Global Real Estate Fund and Absolute Return Portfolio are not subject to these restrictions.

(3) Borrow money, except that each fund may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the fund's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(4) Underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the 1933 Act in selling fund securities.

(5) Purchase or sell real estate, except that each fund may invest in securities issued by companies which invest in real estate or interests therein and each of the funds may invest in mortgages and mortgage-backed securities.

(6) Purchase or sell commodities or commodity contracts, except that each fund may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each fund may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

(7) Lend money to other persons, except by the purchase of obligations in which the fund is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

Nonfundamental

Unless a fund is specifically excepted by the terms of a restriction, each fund will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable.

(10) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the portfolio's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

Purchase securities on margin (other than making short sales of securities or maintaining a short position), except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin.

(11) Write or purchase options on securities, financial indices or currencies, except to the extent a fund is specifically authorized to engage in Hedging and Other Strategic Transactions.

(12) Purchase securities for the purpose of exercising control or management.

(13) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the fund's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the fund or more than 5% of the value of the fund's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with:

    (a) a merger, consolidation or reorganization,

    (b) the investment of collateral received in connection with the lending of securities in the Navigator Securities Lending Trust,* or

    (c) the purchase of shares of the T. Rowe Price Reserve  Investment  Fund, a
T. Rowe Price Associates, Inc. money market fund. (However, a fund may not invest more than 25% of its total assets in the T. Rowe Price Reserve Investment
Fund).**

    For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. This restriction (13) shall not apply to the Lifestyle Portfolios or the Absolute Return Fund.

*State Street Bank and Trust Company ("State Street"), the Fund's custodian, pursuant to an agreement with the Fund, provides a security lending service to the Fund. In connection with the service, collateral from securities lent may be invested in the Navigator Securities Lending Trust. The Navigator Securities Lending Trust is a registered investment company managed by State Street that is sold only to mutual fund lending clients of State Street. In connection with the creation of the Navigator Securities Lending Trust, State Street received from the SEC exemption from certain provisions of the 1940 Act in order to permit its mutual fund clients to invest in the Navigator Securities Lending Trust. State Street received exemption from Section 12(d)(1) of the 1940 Act and various provisions of Section 17 of the 1940 Act.

**The T. Rowe Price Reserve Investment Fund is a money market fund registered under the 1940 Act which is managed by T. Rowe Price Associates, Inc. and which is sold only to advisory clients of T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. and their affiliates. T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc. have received from the SEC exemptive relief from certain provisions of the 1940 Act in order to permit their mutual fund sub-advisory clients to invest in the T. Rowe Price Reserve Investment Fund.

(14) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the fund, except in an amount of not more than [33 1/3]of the value of the fund's total assets and then only to secure borrowings permitted by restrictions (3) and
(10). For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

    If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a fund's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction., Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadviser's assessment of the security), or change in the percentage of fund assets invested in certain securities or other instruments, or change in the average duration of a fund's investment portfolio, resulting from market fluctuations or other changes in a fund's total assets will not require a fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Additional Investment Restrictions


Investment Restrictions that May be Changed Only on 60 Days' Notice to Shareholders

    In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy stated below for each of the funds named below is subject to change only upon 60 days' prior notice to shareholders:

Name of Fund                80% Investment Policy

Global Real Estate Fund     The fund invests, under normal circumstances, at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of real estate trusts
                            ("REITS") and real estate companies including foreign REITS and real estate companies.

High Yield Fund             The fund normally invests at least 80% of its assets in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents.

Mid Cap Value Equity Fund   Under normal circumstances, the fund invests at least 80% of its net assets
                            (including the amount of any borrowings for investment purposes) in equity securities of medium-size companies.
Real Estate Equity Fund     The fund invests, under normal market conditions, at least 80% of net assets in the equity securities of real estate companies.


PORTFOLIO TURNOVER

    The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the portfolio's securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less).

THOSE RESPONSIBLE FOR MANAGEMENT

    The business of the Fund, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not "interested persons" of the Fund (as defined by the 1940 Act) (the "Independent Trustees"). The Trustees elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and one of the Trustees of the Fund are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the Funds, John Hancock Funds, LLC ("John Hancock Funds"). The tables below present certain information regarding the Trustees and officers of the Trust, including their principal occupations. Each Trustee oversees all funds of the Fund, and some Trustees also oversee other funds in the John Hancock Fund Complex. As ofDecember 31, 2005, the Fund Complex consisted of 237 funds (including separate series of series mutual funds): John Hancock Funds II (80 funds), John Hancock Funds III (10 funds); John Hancock Trust (94 portfolios or funds); and 53 other John Hancock funds.


                              Independent Trustees

------------------------------- ------------------ ------------------------------------------------ -------------------
Name, Address (1)               Position(s) Held   Principal Occupation(s) and other                Number of Funds
And Age                         with Fund (2)      Directorships During Past 5 Years                in Fund Complex
                                                                                                    Overseen by
                                                                                                    Trustee
------------------------------- ------------------ ------------------------------------------------ -------------------
Charles L. Bardelis             Trustee (since     President and Executive Officer, Island                 237
Age: 64                         2005)              Commuter Corp. (Marine Transport); Trustee,
                                                   John Hancock Funds (since 1988) (3)

------------------------------- ------------------ ------------------------------------------------ -------------------
Peter S. Burgess                Trustee (since     Consultant (financial, accounting and auditing          237
Age: 63                         2005)              matters (since 1999); Trustee or Director of
                                                   the following publicly traded companies: John
                                                   Hancock Funds (since 2005) (3), PMA Capital
                                                   Corporation (since 2004), and Lincoln
                                                   Educational Services Corporation (since 2004).


------------------------------- ------------------ ------------------------------------------------ -------------------
Elizabeth G. Cook               Trustee (since     Expressive Arts Therapist, Dana Farber Cancer           237
Age: 68 (4)                     2005)              Institute; President, The Advertising Club of
                                                   Greater Boston; Trustee, John Hancock Funds
                                                   (since 2004) (3)(4)

------------------------------- ------------------ ------------------------------------------------ -------------------
William H. Cunningham           Trustee (since     Former Chancellor, University of Texas System           143
Age: 62                         2005)              and former President of the University of
                                                   Texas, Austin, Texas; Chairman and CEO, IBT
                                                   Technologies (until 2001); Director of the
                                                   following:  Hire.com (until 2004), STC
                                                   Broadcasting, Inc. and Sunrise Television
                                                   Corp. (until 2001), Symtx, Inc.(electronic
                                                   manufacturing) (since 2001), Adorno/Rogers
                                                   Technology, Inc. (until 2004), Pinnacle Foods
                                                   Corporation (until 2003), rateGenius (until
                                                   2003), Jefferson-Pilot Corporation
                                                   (diversified life insurance company), New
                                                   Century Equity Holdings (formerly Billing
                                                   Concepts) (until 2001), eCertain (until 2001),
                                                   ClassMap.com (until 2001), Agile Ventures
                                                   (until 2001), AskRed.com (until 2001),
                                                   Southwest Airlines, Introgen and Viasystems,
                                                   Group, Inc. (electronic manufacturer) (until
                                                   2003); Advisory Director, Interactive Bridge,
                                                   Inc. (college fundraising) (until 2001);
                                                   Advisory Director, Q Investments (until 2003);
                                                   Advisory Director, JP Morgan Chase Bank
                                                   (formerly Texas Commerce Bank - Austin), LIN
                                                   Television (since 2002), WilTel Communications
                                                   (until 2003) and Hayes Lemmerz International,
                                                   Inc. (diversified automotive parts supply
                                                   company) (since 2003).
------------------------------- ------------------ ------------------------------------------------ -------------------

------------------------------- ------------------ ------------------------------------------------ -------------------
Name, Address (1)               Position(s) Held   Principal Occupation(s) and other                Number of Funds
And Age                         with Fund (2)      Directorships During Past 5 Years                in Fund Complex
                                                                                                    Overseen by
                                                                                                    Trustee
------------------------------- ------------------ ------------------------------------------------ -------------------
Charles L. Ladner               Trustee (since     Senior Vice President and Chief Financial               143
Age: 67                         2005)              Officer, UGI Corporation (public utility
                                                   holding company) (retired 1998); Vice
                                                   President and Director for AmeriGas, Inc.
                                                   (retired 1998); Chairman (since 2004) and
                                                   Trustee (since 1979), John Hancock Funds (3);
                                                   Chairman and Trustee, Dunwoody Village, Inc.
                                                   (retirement services) (until 2003); Director
                                                   of the following: AmeriGas Partners, L.P.
                                                   (until 1997) (gas distribution); Energy North,
                                                   Inc. (until 1995); Parks and History
                                                   Association (since 2001).

------------------------------- ------------------ ------------------------------------------------ -------------------
Hassell H. McClellan            Trustee (since     Associate Professor, The Graduate School of             237
Age: 59 (4)                     2005)              the Wallace E. Carroll School of Management,
                                                   Boston College; Trustee, John Hancock Funds
                                                   (since 2004) (3)(4).

------------------------------- ------------------ ------------------------------------------------ -------------------
James M. Oates                  Trustee (since     Managing Director, Wydown Group (financial              237
Age: 59                         2005)              consulting firm)(since 1994);  Chairman,
                                                   Emerson Investment Management, Inc. (since
                                                   2000); Chairman, Hudson Castle Group, Inc.
                                                   (formerly IBEX Capital Markets, Inc.)
                                                   (financial services company) (since 1997).

                                                   Director of the following publicly traded
                                                   companies:  Stifel Financial (since 1996);
                                                   Investor Financial Services Corporation (since
                                                   1995); Connecticut River Bancorp (since 1998).

                                                   Director of the following registered
                                                   investment management companies: Trustee, John
                                                   Hancock Funds (since 2004) (3)(4); Director,
                                                   Phoenix Mutual Funds (since 1988, overseeing
                                                   20 portfolios) .
------------------------------- ------------------ ------------------------------------------------ -------------------

(1) The business address for each Independent Trustee is 601 Congress Street, Boston, Massachusetts 02210.

(2) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

(3) The Trustee serves on one or more boards within the John Hancock fund complex ("John Hancock Funds"); the date indicated is the earliest date such individual became a Trustee or Director for a John Hancock board.

(4) Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of John Hancock Trust on April 29, 2005.



                 Interested Trustee and Officers of the Fund (1)

-------------------------- --------------------- -------------------------------------------------- -------------------
Name, Address (2)          Position(s) Held      Principal Occupation(s) and other                  Number of Funds
And Age                    with Fund (3)         Directorships During Past 5 Years                  in Fund Complex
                                                                                                    Overseen by
                                                                                                    Trustee
-------------------------- --------------------- -------------------------------------------------- -------------------
James Boyle                Trustee (since 2005)  Chairman and Director, John Hancock Advisers,             184
Age: 46                                          LLC (the "Adviser"), The Berkeley Financial
                                                 Group, LLC ("The Berkeley Group") (holding
                                                 company) and John Hancock Funds, LLC. ("John
                                                 Hancock Funds"); President, John Hancock
                                                 Annuities; Executive Vice President, John
                                                 Hancock Life Insurance Company (since June,
                                                 2004); President U.S. Annuities; Senior Vice
                                                 President, The Manufacturers Life Insurance
                                                 Company (U.S.A) (prior to 2004).

-------------------------- --------------------- -------------------------------------------------- -------------------
Keith F. Hartstein         President (since      Senior Vice President, Manulife Financial                 N/A
Age: 49                    2005)                 Corporation (since 2004); Director, President
                                                 and Chief Executive Officer, John Hancock
                                                 Advisers, LLC and The Berkeley Financial Group,
                                                 LLC ("The Berkeley Group") (holding company);
                                                 Director, President and Chief Executive Officer,
                                                 John Hancock Funds, LLC; Director, President and
                                                 Chief Executive Officer, Sovereign Asset
                                                 Management Corporation ("SAMCorp."); Director,
                                                 John Hancock Signature Services, Inc.; Director,
                                                 Chairman and President, NM Capital Management,
                                                 Inc. ("NM Capital"); Chairman, Investment
                                                 Company Institute Sales Force Marketing
                                                 Committee (since 2003); Executive Vice
                                                 President, John Hancock Funds, LLC (until 2005).
-------------------------- --------------------- -------------------------------------------------- -------------------
John G. Vrysen             Chief Financial       Executive Vice President and Chief Financial              N/A
Age: 50                    Officer (since 2005)  Officer,  John Hancock Advisers, LLC, Sovereign
                                                 Asset Management Corp., the Berkeley Financial
                                                 Group, LLC and John Hancock Funds, LLC (since
                                                 2005);Vice President and General Manager, Fixed
                                                 Annuities, U.S. Wealth Management (until 2005);
                                                 Vice President, Operations, Manulife Wood Logan
                                                 (2000 to 2004).

-------------------------- --------------------- -------------------------------------------------- -------------------

-------------------------- --------------------- -------------------------------------------------- -------------------
Name, Address (2)          Position(s) Held      Principal Occupation(s) and other                  Number of Funds
And Age                    with Fund (3)         Directorships During Past 5 Years                  in Fund Complex
                                                                                                    Overseen by
                                                                                                    Trustee
-------------------------- --------------------- -------------------------------------------------- -------------------
Gordon Shone               Treasurer (since      Vice President and Chief Financial Officer, John          N/A
Age: 49                    2005)                 Hancock Trust (since 2003); Senior Vice
                                                 President, John Hancock Life Insurance Company
                                                 (U.S.A.) (since 2001); Vice President, The
                                                 Manufacturers Life Insurance Company (U.S.A.)
                                                 (1998 to 2000).

-------------------------- --------------------- -------------------------------------------------- -------------------
Betsy A. Seel              Secretary and Chief   Assistant Vice President and Senior Counsel,              N/A
Age: 46                    Legal Officer         U.S. Operations Law Department, John Hancock
                           (since 2005)          Life Insurance Company (U.S.A.).

-------------------------- --------------------- -------------------------------------------------- -------------------
George Boyd                Assistant Secretary   Senior Counsel, AVP, John Hancock Financial               N/A
Age: 60                    (since 2005)          Services (since July, 2005); Counsel, Allmerica
                                                 Financial Corporation (1997 to July, 2005)


-------------------------- --------------------- -------------------------------------------------- -------------------
Francis V. Knox, Jr.       Vice President and    Vice President and Chief Compliance Officer for           N/A
Age: 58                    Chief Compliance      John Hancock Investment Company, John Hancock
                           Officer (since 2005)  Life Insurance Company (U.S.A.), John Hancock
                                                 Life Insurance Company and John Hancock Funds
                                                 (since 2005); Fidelity Investments - Vice
                                                 President and Assistant Treasurer, Fidelity
                                                 Group of Funds (until 2004); Fidelity
                                                 Investments - Vice President and Ethics &
                                                 Compliance Officer (until 2001).
-------------------------- --------------------- -------------------------------------------------- -------------------

(1) The Trustee is an "interested person" as defined in the 1940 Act due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Fund's investment adviser and principal underwriter.

(2) The business address for the interested Trustee and the officers of the Fund is 601 Congress Street, Boston, Massachusetts 02210.

(3) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

Board Committees

    At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Ladner); (ii) a Nominating Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Messrs. Cunningham and McClellan) (the interested Trustees may serve as ex-officio members); and (iv) three Investment Committees, each composed solely of disinterested Trustees (with the interested Trustees and the President of the Fund serving as ex-officio members in certain cases).

    Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of independent accountants for the Fund, approves all significant services proposed to be performed by the independent accountants and considers the possible effect of such services on their independence.

    Nominating Committee. The Nominating Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by Fund shareholders or group annuity contract owners investing in the Fund through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of the Fund at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.

    When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors:
(i) whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the funds, with consideration being given to the person's business, academic or other experience and education and to such other factors as the Nominating Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

    Compliance Committee. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Fund, including the annual report of the Chief Compliance Officer of the Fund regarding its compliance program, matters relating to the pricing of the funds, the Codes of Ethics of the Funds, the Adviser and the subadvisers to the funds and regulatory changes.

    Investment Committees. Each of the Investment Committees reviews investment performance and other matters relating to a particular group of funds of the Fund and the subadvisers to those funds.

Compensation Of Trustees And Officers

    The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of the Fund for their services. The Independent Trustees have not yet determined an amount of compensation to be paid by the Fund for service on the Board of Trustees. The Fund does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to the Fund pursuant to the Advisory Agreement described below and receives no compensation from the Fund. The other named officers receive compensation from the Fund, but none is expected to receive compensation from the Fund for the current fiscal year in excess of $60,000. The officers of the Fund spend only a portion of their time on the affairs of the Fund.

                             Compensation Table (1)
----------------------------- -----------------------------------------------
                              Total Compensation from the Fund
Independent Trustees          and the John Hancock Fund Complex (2)

----------------------------- -----------------------------------------------
Charles L. Bardelis                               $115, 200

----------------------------- -----------------------------------------------
Peter S. Burgess                                     N/A

----------------------------- -----------------------------------------------
Elizabeth Cook                                       N/A

----------------------------- -----------------------------------------------
William H. Cunningham                            $77,500 (3)

----------------------------- -----------------------------------------------
Charles L. Ladner                                  $104,150

----------------------------- -----------------------------------------------
Hassell H. McClellan                                 N/A

----------------------------- -----------------------------------------------
James M. Oates                                   $11,400 (4)

----------------------------- -----------------------------------------------

(1) Compensation received for services as Trustee or officer. The Fund does not have a pension or retirement plan for any of its Trustees or officers. In addition, the Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an

Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.

(2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the year ended December 31, 2004. As of this date, there were 128 funds in the John Hancock Fund Complex: Messrs. Oates and Bardelis serving on 79 funds; Mr. Ladner serving on 49 funds and Mr. Cunningham serving on 28 funds.

(3) As of December 31, 2004, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $627,144 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

(4) Mr. Oates began serving as a Trustee effective December 3, 2004.

Trustee Ownership of Shares of the Funds

    The Fund commenced operations on October 17, 2005, and none of the Trustees of the Fund beneficially owned any shares of the funds as of that date. The following table provides a dollar range indicating each Trustee's aggregate beneficial ownership of shares of all funds in the John Hancock Fund Complex overseen by the Trustee as of December 31, 2004.

-------------------------------------- -------------------------------------
                                       Aggregate Dollar Range of Holdings
                                       in Funds of the Fund Complex
Name of Trustee                        Overseen by Trustee
-------------------------------------- -------------------------------------
Independent Trustees
-------------------------------------- -------------------------------------
Charles L. Bardelis                              $100,001 or more

-------------------------------------- -------------------------------------
Peter S. Burgess                                        --

-------------------------------------- -------------------------------------
Elizabeth Cook                                          --

-------------------------------------- -------------------------------------
William H. Cunningham                          $10,001- 50,000 (1)

-------------------------------------- -------------------------------------
Charles L. Ladner                                $100,001 or more

-------------------------------------- -------------------------------------
Hassell H. McClellan                                    --

-------------------------------------- -------------------------------------
James M. Oates                                   $100,001 or more

-------------------------------------- -------------------------------------
Interested Trustee                                      --

-------------------------------------- -------------------------------------
James Boyle                                             --
-------------------------------------- -------------------------------------

(1) The Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2004, the "Aggregate Dollar Range of Holdings in Funds of the Fund Complex Overseen by Trustee" would be over $100,000 for Mr. Cunningham.


SHAREHOLDERS OF THE FUND

    As of the date of this Statement of Additional Information, the Fund had issued only Class 1 and Class NAV shares. All the Class 1 shares were held by John Hancock Life Insurance Company (U.S.A.) (JHLICO U.S.A.") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act. All the Class NAV shares were held by the five Lifestyle Portfolios of the Fund.

    JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company
("Manulife"), a Canadian stock life insurance company. Manulife Financial Corporation ("MFC") is the holding company of Manulife and its subsidiaries. The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

    As of the date of this Statement of Additional Information, the Trustees and officers of the Fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each fund.


INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

The Advisory Agreement

    The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each fund and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Fund. The Adviser may elect directly to manage the investment and reinvestment of the assets of the funds, subject to the approval of the Trustees. In directly managing the assets of a fund, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.

    The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Fund, the Adviser or any of their affiliates); expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

    As compensation for its services, the Adviser receives a fee from the Fund computed separately for each fund. The fee for each fund is determined as an annual percentage of the current value of the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and in most cases the net assets of one or more other portfolios (or portions thereof), but in each case only for the period during which the subadviser to the fund also serves as the subadviser to the other portfolio(s) (or portions thereof). The fee for each fund is based on the applicable annual rate for the fund which for each day is equal to the quotient of (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for each fund is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund. The management fees each fund currently is obligated to pay the Adviser are as set forth in the Prospectus.

    From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund's annual expenses fall below this limit.

    Securities held by a fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for a fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

    Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a shareholder of the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; (ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement; or (iii) a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act.

    Under the Advisory Agreement, the Fund or any fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect as the Fund or the particular fund. If the Advisory Agreement is no longer in effect, the Fund or the particular fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, John Hancock Life Insurance Company, an affiliate of the Adviser, may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Adviser or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof is the investment adviser.

    The Advisory Agreement and Distribution Agreement (discussed below) were approved by all of the Trustees. The Advisory Agreement and Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both by (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of a Fund, and each will terminate automatically if it is assigned.

The Subadvisory Agreements

    Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, (collectively "Subadvisory Agreements"), the Subadviser manages the investment and reinvestment of the assets of the assigned funds, subject to the supervision of the Fund's Board of Trustees and the Adviser. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of the Fund with respect to the implementation of such programs. Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including recordkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned funds.

    Subadvisory Fees. As compensation for their services, the Subadvisers receive fees from the Adviser computed separately for each fund. In respect of the two subadvisory consulting agreements, the subadvisory fees are paid by the Subadviser to the entity providing the consulting services as described below. The fee for each fund is determined as an annual percentage of the current value of the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and in most cases the net assets of one or more other portfolios (or portions thereof), but in each case only for the period during which the subadviser to the fund also serves as the subadviser to the other portfolio(s) (or portions thereof). The fee for each fund is based on the applicable annual rate for the fund which for each day is equal to (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for each fund is accrued daily and paid monthly to the subadviser. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund.

Additional Information Applicable To Subadvisory Agreements

    Term of Each Subadvisory Agreement. Each Subadvisory Agreement will initially continue in effect as to a fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

    Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the Agreement or
(b) all of the funds of the Fund.

    Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such fund pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different subadviser, or other definitive action.

    Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the Fund. The following parties may terminate the agreements:

    - the Board of Trustees of the Fund;
    - with respect to any fund, a majority of the outstanding voting securities of such fund;
    - the Adviser; and
    - the respective Subadviser.

    The  Agreements  will   automatically   terminate  in  the  event  of  their
assignment.

    Under certain circumstances, the termination of the subadvisory agreement with GMO with respect to the U.S. Multi Sector Fund within five years of its effective date may result in the payment to GMO by the Adviser (and not by the Fund or the U.S. Multi Sector Fund) of a termination fee. See "The Subadvisory Agreements - Business Arrangement Between the Adviser and GMO" above.

    Amendments to the Agreements. The Subadvisory Agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (except as noted below) and by the vote of a majority of the Board of Trustees of the Fund who are not interested persons of the Fund, the Adviser or the applicable Subadviser.

    The required shareholder approval of any amendment shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the amendment or (b) all the funds of the Fund.

    As noted under "Subadvisory Arrangements" in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

Approval Of Advisory And Subadvisory Agreements By The Board Of Trustees

    The Board of Trustees of the Fund, including at least a majority of the Independent Trustees, have approved the Advisory Agreement and each of the Subadvisory Agreements. In connection with the approval of each of these agreements, the Board considered numerous factors, including:

    (i) the nature, quality and scope of the services provided by the Adviser or the Subadviser;
    (ii) performance information regarding the funds advised by the Adviser or Subadviser;
    (iii) performance information regarding the funds advised by the Adviser or Subadviser relative to funds with similar objectives and policies;
    (iv) the cost and expected profitability to the Adviser of providing portfolio management services to the funds; and
    (v) the proposed advisory fee and subadvisory fee (including breakpoints) for each fund in relation to the fees of other comparable portfolios.

    At each meeting approving the Advisory Agreement or any of the Subadvisory Agreements, the Board was provided with an analysis of its fiduciary obligations and had the assistance of independent legal counsel.

Other Services

    Proxy Voting. The Board of Trustees has delegated to the subadvisers to the funds the authority to vote proxies on behalf of the funds and have approved the proxy voting policies of the subadvisers. guidelines of the Adviser and will review the guidelines and suggest changes as they deem advisable. The proxy voting policies of the Fund and each of its subadvisers are set forth in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available (1) without charge, upon request, by calling 1-800-225-5291 or (2) on the Fund's website: www.jhfunds.com/proxy or on the SEC's website at www.sec.gov.

DISTRIBUTION AGREEMENTS

    The Fund has a Distribution Agreement with John Hancock Funds, LLC ("John Hancock Funds" or the "Distributor"). Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of the Fund. Shares of each fund are also sold by selected broker-dealers, banks and registered investment Advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the Selling Firm receives compensation immediately but the Distributor is compensated on a deferred basis.

    Because the funds have not completed a full year of operations as of the date of this Statement of Additional Information, no information regarding underwriting commissions is included.

    The Fund's Trustees adopted Distribution Plans with respect to each class of shares (other than Class NAV and Class R5 shares) pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). Under the 12b-1 Plans, the funds will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares, 0.05% for Class 1 shares, and 0.40% for Class 3 shares (0.55% in the case of the Class 3 shares of the Lifestyle Portfolios) of the fund's average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the fund's average daily net assets attributable to each class of shares. The distribution fees under the 12b-1 Plans will be paid to John Hancock Funds. As the Distributor, John Hancock Funds may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of John Hancock Funds) that are engaged in or support the sale of Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees under the 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 and Class 3 shares 12b-1 Plans may also be used for certain shareholder and administrative services.

    The 12b-1 Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plans.

    Pursuant to the 12b-1 Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the 12b-1 Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

    The 12b-1 Plans provide that they will continue in effect only so long as each 12b-1 Plan's continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The 12b-1 Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds. The 12b-1 Plans further provide that they may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the fund which has voting rights with respect to that 12b-1 Plan. Each 12b-1 Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B, Class C, Class R3, Class R4, Class 1 and Class 3 shares have exclusive voting rights with respect to the 12b-1 Plan applicable to their respective class of shares. In adopting the 12b-1 Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the 12b-1 Plans will benefit the holders of the applicable class of shares of each fund.

    Class NAV shares and Class R5 shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class NAV and Class R5 shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under the Plan for any other class of shares.

    Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

    The 12b-1 plans recognize that the Adviser may use its management fee revenue under the Advisory Agreement with the Fund as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Fund. To the extent that the payment of management fees by the Fund to the Adviser should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the 12b-1 Plans.

    The Fund has also adopted a separate Service Plan with respect to each of its Class R3, Class R4 and Class R5 shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the funds a service fee of up to a specified percentage of the funds' average daily net assets attributable to the applicable class of shares held by such plan participants. The percentages are

0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares. The services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns the applicable class of shares; (c) processing orders to purchase, redeem and exchange the applicable class of shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the funds; and (e) other services related to servicing such retirement plans.

Subadviser Marketing Support

Subadvisers of funds of John Hancock Funds II, which are also subadvisers of corresponding portfolios of John Hancock Trust, may from time to time provide marketing support for insurance products that offer the Fund or John Hancock Trust as an underlying investment vehicle ("John Hancock Insurance Products") through a variety of methods such as (a) permitting employees of the subadviser, including portfolio managers, to attend meetings with John Hancock and other sales personnel with the subadviser offsetting a portion of the cost of such meetings and (b) offsetting travel and other expenses of the subadviser's wholesalers that support John Hancock Insurance Products. All such subadviser marketing support is voluntary and not all subadvisers provide such support. Certain of the subadvisers also manage proprietary mutual funds that are used as investment options by John Hancock pension products and such marketing support also relates to these pension products. Subadviser marketing support payments are not a factor that the Adviser considers when selecting or terminating subadvisers for the funds. For the period January 1, 2005 through June 30, 2005, the total amount of all such payments made by subadvisers which during such period were subadvisers to portfolios of John Hancock Trust was approximately $859,000.

SALES COMPENSATION

As part of its business strategy, the Fund, along with John Hancock Funds, pays compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

    The primary sources of Selling Firm compensation payments for sales of shares of the Fund are (1) the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a fund's assets and (2), in the case of Class A, Class B and Class C shares, sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the Prospectus and under "Distribution Agreements" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class NAV shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the funds. This payment may not exceed 0.15% of the amount invested.

    Initial compensation Whenever you make an investment in Class A (under $1 million), Class B or Class C shares of a fund, the Selling Firm receives a reallowance/payment/commission as described on the next page. The Selling Firm also receives the first year's 12b-1 service fee at this time.

    Annual Compensation For Class A (under $1 million), Class B and Class C shares of a fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net
(aged) assets. These service and distribution fees are paid quarterly in arrears.

    For Class A shares purchases of $1 million or more, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. This service fee is paid quarterly in arrears.

    For Class R3 and Class R4 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. In addition, for Class R3, the

Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets. These service and distribution fees are paid quarterly in arrears.

    Selling Firms receive service and distribution fees if, for the preceding quarter, (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Fund the expense of paying out de minimus amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that firm's fees remains in the Fund.

    John Hancock Funds may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of a fund to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.

    John Hancock Funds pays all of the Rule 12b-1 fees applicable to the Class 3 shares of a fund to its affiliate, John Hancock Distributors LLC ("John Hancock Distributors"). John Hancock Distributors enters into agreements with selling dealers to sell Class 3 shares of the Fund to qualified pension and profit-sharing plans pursuant to an integrated program of investment, record keeping, administrative and other plan services sponsored by John Hancock Distributors. The agreements also provide for the sale to plans of other funds participating in the program. John Hancock Distributors pays the selling dealer with respect to a plan as follows (or as the plan, the selling dealer and John Hancock Distributors may otherwise agree):

    A fee, payable weekly, equal to 1.00% of the first $5 million, 0.75% of the second $5 million, 0.50% of the third $5 million and 0.25% of the balance of the assets of the plan transferred or contributed to the program and invested in the Trust and other participating funds during the first year in which the plan participates in the program; and thereafter, a fee, payable monthly, at an rate equal to 0.25% annually of the net asset value of the share of the Trust and other participating funds held by the plan under the program.

    Additional Compensation John Hancock Funds, at its expense, and without additional cost to any fund or its shareholders, may provide significant additional compensation to a Selling Firm in connection with its promotion of a fund or sale of shares of a fund. John Hancock Funds may make payments to Selling Firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more funds, and other Selling Firm-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may also include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the funds or cooperate with John Hancock Funds' promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

              First Year Broker or Other Selling Firm Compensation

                                      Investor pays
                                      sales charge         Selling Firm             Selling Firm
                                      (% of offering       receives                 receives 12b-1       Total Selling Firm
Class A investments                   price)               commission (1)           service fee (2)      compensation (3)(4)

Up to $49,999                         5.00%                4.01%                    0.25%                4.25%
$50,000 - $99,999                     4.50%                3.51%                    0.25%                3.75%
$100,000 - $249,999                   3.50%                2.61%                    0.25%                2.85%
$250,000 - $499,999                   2.50%                1.86%                    0.25%                2.10%
$500,000 - $999,999                   2.00%                1.36%                    0.25%                1.60%

Investments of Class A shares of $1   0.00%                0.00%                    0.25%                0.25%
million or more (5)


Class B investments

All amounts                           --                   3.75%                    0.25%                4.00%

Class C investments

All amounts                           --                   0.75%                    0.25%                1.00%

Class R3 investments (5)

All amounts                           0.00%                0.00%                    0.50%                0.50%

Class R4 investments (5)

All amounts                           0.00%                0.00%                    0.25%                0.25%

Class R5 investments

All amounts                           0.00%                0.00%                    0.00%                0.00%


(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Quarterly payments are made in arrears.

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4) Underwriter retains the balance.

(5) For Class A purchases of $1 million or more, Class R3 and Class R4, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee paid quarterly in arrears.

CDSC revenues collected by John Hancock Funds may be used to pay Selling Firm commissions when there is no initial sales charge.


NET ASSET VALUE

    For purposes of calculating the net asset value ("NAV") of a fund's shares, the following procedures are utilized wherever applicable.

    Except for the types of securities described below, securities held by the portfolios will be valued as follows:

    - Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

    - Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the New York Stock Exchange.

    - Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

    - For the Absolute Return Portfolio: Interests in entities such as limited partnerships and other pooled investment vehicles, such as hedge funds, will be subject to fair valuation. In general, the fair value of a fund's interest in a hedge fund will represent the amount that the fund could reasonably expect to receive from a hedge fund or from a third party if the fund's interest was redeemed or sold at the time of valuation, based on information available at the time the valuation is made that the fund reasonably believes to be reliable. In determining fair value for investments in hedge funds, a fund ordinarily may rely upon the fair value information provided to it by the administrator for and/or manager of a hedge fund in which the fund has invested, computed in compliance with the hedge fund's valuation policies and procedures, in addition to any other relevant information available at the time of valuation. In certain instances, the Trustees or their designee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

    - Shares of the underlying funds held by the Lifestyle Portfolios are valued at their net asset value as described in the Prospectus under "Valuation of Shares."

    Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

    Debt Instruments with Remaining Maturities of 60 Days or less; Debt instruments with a remaining maturity of 60 days or less held by each of the funds , will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.


INITIAL SALES CHARGE ON CLASS A SHARES

    Class A, Class B and Class C shares of a fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge" or "CDSC"). The Fund does not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

    The sales charges applicable to purchases of Class A shares of a fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class R and Class I shares of the John Hancock mutual funds owned by the investor (see "Combination Privilege" and "Accumulation Privilege" below).

    In Order To Receive The Reduced Sales Charge, The Investor Must Notify His Or Her Financial Adviser And/Or The Financial Adviser Must Notify John Hancock Signature Services, Inc. ("Signature Services") At The Time Of Purchase Of The Class A Shares, About Any Other John Hancock Mutual Funds Owned By The Investor, The Investor's Spouse And Their Children Under The Age Of 21 Living In The Same Household (See "Combination And Accumulation Privilege" Below). This Includes Investments Held In A Retirement Account, An Employee Benefit Plan Or At A Broker Or Financial Adviser Other Than The One Handling Your Current Purchase. John Hancock Will Credit The Combined Value, At The Current Offering Price, Of All Eligible Accounts To Determine Whether You Qualify For A Reduced Sales Charge On Your Current Purchase. John Hancock Signature Services, Inc. Will Automatically Link Certain Accounts Registered In The Same Client Name, With The

Same Taxpayer Identification Number, For The Purpose Of Qualifying You For Lower Initial Sales Charge Rates. You Must Notify John Hancock Signature Services Inc. And Your Broker-Dealer (Financial Adviser) At The Time Of Purchase Of Any Eligible Accounts Held By Your Spouse Or Children Under 21, Living In The Same Household In Order To Insure These Assets Are Linked To Your Accounts.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

    - A Trustee or officer of the Fund; a Director or officer of the Adviser and its affiliates, subadvisers or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

    - A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

    - Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

    - Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

    - A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

    - Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

    - Retirement plans investing through the PruSolutions (TM) program.

    - Participants in certain 529 Plans that have a signed agreement with John Hancock Funds.

    - Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established.

In Kind Re-Registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and
(c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his or her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his or her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

    The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

    Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

    Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

    In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

    When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:


- Proceeds of 50 shares redeemed at $12 per shares (50 x 12)         $ 600.00
- *Minus Appreciation ($12 - $10) x 100 shares                        (200.00)
- Minus proceeds of 10 shares not subject to CDSC
   (dividend reinvestment)                                            (120.00)
- Amount subject to CDSC                                             $ 280.00

* The appreciation is based on all 100 shares in the account NOT just the shares being redeemed.

    Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

    For all account types:

    - Redemptions made pursuant to a fund's right to liquidate your account if you own shares worth less than $1,000.

    -  Redemptions  made  under  certain  liquidation,   merger  or  acquisition
transactions involving other investment companies or personal holding companies.

    - Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

    - Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

    - Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

    - Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B, Class C and Class R shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

    - Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

    - Redemptions of Class A shares by retirement plans that invested through the PruSolutions (SM) program.

    For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

    - Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

    - Returns of excess contributions made to these plans.

    - Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

    Please see the following chart for some examples.

----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             required          value annually
                                                                             minimum           in periodic
                                                                             distributions*or  payments
                                                                             12% of account
                                                                             value annually
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------

----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2 and      Waived            Waived            Waived           Waived for Life   12% of account
70 1/2                                                                       Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B and Class C    annuity           annuity           annuity          annuity           value annually
only)                   payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

    If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R3, R4, R5, 1, 3 AND CLASS NAV SHARES

    Class R3, R4 and R5 shares are available only to qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code")("529 plans") distributed by John Hancock or one of its affiliates and retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("Plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Code, and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock Class R shares funds. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

    Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

    Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

    Class NAV shares are sold to the five Lifestyle Portfolios of the Fund: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio. Each of the Lifestyle Portfolios is a "fund of funds" which invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to certain institutional investors.

SPECIAL REDEMPTIONS

    Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

    Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

    Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from the Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

    If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

    The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before a shareholder is permitted a new exchange.

    An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "Additional Information Concerning Taxes".

    Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

    Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

    The investments will be drawn on or about the day of the month indicated.

    The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

    The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

    Reinstatement Or Reinvestment Privilege If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed shares of the Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

    The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

    A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "Additional Information Concerning Taxes".

    Retirement plans participating in Merrill Lynch's servicing programs:

    Class A shares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

    For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

    Shares of the funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF FUND SHARES

    The Trustees of the Fund are responsible for the management and supervision of each fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series or funds and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of 80 series. Additional series may be added in the future. The Trustees have also authorized the issuance of nine classes of shares of each fund, designated as Class A, Class B, Class C, Class NAV, Class R3, Class R4, Class R5, Class 1 and Class 3. Not all funds will issue all classes of shares. Additional classes of shares may be authorized in the future.

    The shares of each class of a fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

    Dividends paid by a fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, (ii) and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

    In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

    Unless otherwise required by the 1940 Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

    Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of a fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no fund of the Fund shall be liable for the liabilities of any other fund. Furthermore, no fund included in the Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which a fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

    The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number,

Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

    Shares of a fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

ADDITIONAL INFORMATION CONCERNING TAXES

    The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

    The Fund believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund of the Fund does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

    A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

    To qualify as a regulated investment company, a fund must, among other things, derive its income from certain sources. Specifically, in each taxable year a fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

    To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

    A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

    Certain  of the funds may  engage in  hedging  or  derivatives  transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "Investment Policies -- Hedging And Other Strategic Transactions"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and
(2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

    Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a "passive foreign investment company" (a "PFIC"), the fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

    Additional Tax Considerations. If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

    The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

PORTFOLIO BROKERAGE

    Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The Subadvisers have no formula for the distribution of the Fund's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

    Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

    Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadvisers will give consideration to a number of factors, including:

     -  price, dealer spread or commission, if any,
     -  the reliability, integrity and financial condition of the broker-dealer,
     -  size of the transaction,
     -  difficulty of execution,
     -  brokerage and research services provided, and
     -  confidentiality and anonymity.

    Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

    Soft Dollar Considerations. In selecting brokers and dealers, the Subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, a Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the Subadviser.

    Subadvisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising various of its clients (including the funds), although not all of these services are necessarily useful and of value in managing the funds. The management fee paid by a fund is not reduced because a Subadviser and its affiliates receive such services.

    As noted above, a Subadviser may purchase new issues of securities for the fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

    Brokerage and research services provided by brokers and dealers may include advice, either directly or through publications or writings, as to:

    - the value of securities,
    - the advisability of purchasing or selling securities,
    - the availability of securities or purchasers or sellers of securities, and
    - analyses  and  reports  concerning  (a)  issuers,  (b)  industries,   (c)
securities, (d) economic, political and legal factors and trends and (e) portfolio strategy.

    Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analyst. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

    To the extent research services are used by the Subadvisers, such services would tend to reduce such party's expenses. However, the Subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for funds of the Fund will also be available for the benefit of other funds managed by the Subadvisers.

    Allocation of Trades by the Subadvisers. The Subadvisers manage a number of accounts other than the funds of the Fund. Although investment determinations for the funds will be made by the Subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the funds by the Subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will over time produce better overall results for the Fund.

    Affiliated Underwriting Transactions by the Subadvisers. The Fund, on behalf of the funds, has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the Subadvisers participate. These procedures prohibit a fund from directly or indirectly benefiting a Subadviser affiliate in connection with such underwritings. In addition, for underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase.

TRANSFER AGENT SERVICES

    John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of MFC, is the transfer and dividend paying agent for the Class A, Class B and Class C shares of the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

___________________, independent registered public accounting firm, has been appointed as independent registered public accountants for the Fund. _______________________ has offices at _________________________________.

CUSTODY OF PORTFOLIO SECURITIES

    State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Fund's assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

CODES OF ETHICS

    The Fund, the Adviser and each subadviser to the funds have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Fund.

                                   APPENDIX A

DEBT SECURITY RATINGS

Standard & Poor's Ratings Group ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-
CCC-CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service, Inc. ("Moody's")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries;
        (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

                                   APPENDIX B

                                                         ADOPTED AUGUST 23, 2005
                              JOHN HANCOCK FUNDS II
                             JOHN HANCOCK FUNDS III

                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the "Trust" and collectively, the "Trusts") to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trusts, (b) the Trusts' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts' custodian and (f) the Trusts' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

            DISCLOSURE OF PORTFOLIO HOLDINGS TO NONAFFILIATED PERSONS

Subject to the pre-approval of the Trusts' Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

    1. RATING ORGANIZATIONS

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

    2. VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

    3. PROXY VOTING SERVICES

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

    4. COMPUTER SOFTWARE

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

    5. COURTS AND REGULATORS

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust's adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

    6. INSTITUTIONAL TRADERS

Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings - names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

    7. OTHER PERSONS

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

             DISCLOSURE OF PORTFOLIO HOLDINGS TO AFFILIATED PERSONS

The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

                             RECEIPT OF COMPENSATION

Neither the Trust, the Trust's Adviser, the Trust's subadvisers nor any of their affiliates may receive compensation or other consideration in connection with the release to any person of Nonpublic Information regarding Trust portfolio holdings. Neither the Trust, the Trust's Adviser, the Trust's subadvisers nor any of their affiliates will release Nonpublic Informatiion to any person if such entity has knowledge that such person has received, is receiving or will receive compensation or other consideration in connection with the release of Nonpublic Information regarding Trust portfolio holdings.

                       RESOLUTION OF CONFLICTS OF INTEREST

If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.

                POSTING OF TRUST PORTFOLIO HOLDINGS ON A WEBSITE

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

                                CHANGES TO POLICY

Any material changes to this policy must be approved by the Trusts' Board of Trustees.

                    REPORTS TO THE TRUST'S BOARD OF TRUSTEES

The CCO shall report any material issues that may arise under this policy to the Trusts' Board of Trustees no later than the Board meeting following the arising of the issue.

         APPLICABILITY OF POLICY TO THE TRUSTS' ADVISER AND SUBADVISERS

This policy shall apply to the Trusts' Adviser and each of its subadvisers.

APPENDIX A TO POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts' investment adviser, John Hancock Investment Management Services LLC or the Trusts' principal underwriter, John Hancock Distributors LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trust.

III. Employees* of the Trusts' custodian who provide services to either of the Trust.

IV. Employees* and partners of the Trusts' certified public accounting firm who provide services to either of the Trust.

* Includes temporary employees

                                   APPENDIX C

                         Deutsche Asset Management, Inc.
                             Global Real Estate Fund

Portfolio Managers. The Portfolio Managers of the Fund are:

Global Real Estate Fund: John F. Roberston, John W. Vojticek, Jerry W. Ehlinger, Asad Kazim, Daniel Ekins, William Leung, Kurt Klauditz, and John Hammond.

While Deutsche Asset Management, Inc. ("DeAM") is the Subadviser to the fund, the day-to-day activities of the Global Real Estate Fund have been delegated to RREEF America L.L.C., an investment adviser affiliate of DeAM ("DeAM RREEF")

Compensation of Portfolio Managers. The funds have been advised that DeAM and DeAM RREEF seek to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid
(i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and DeAM RREEF's, Scudder Investments' and Deutsche Bank's financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, DeAM and DeAM RREEF use a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, DeAM and DeAM RREEF consider a number of quantitative and qualitative factors such as:

o With respect to the Global Real Estate Fund, the fund's performance and the performance of DeAM RREEF.

o Quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

o Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, DeAM and DeAM RREEF assess compliance, risk management and teamwork skills.

o Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of DeAM and DeAM RREEF, are part of a discretionary component which gives management the
ability  to  reward  these  behaviors  on  a  subjective   basis  through  bonus
incentives.


In addition, DeAM and DeAM RREEF analyze competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Global Real Estate Fund's portfolio management team in the Global Real Estate Equity Fund, as well as in all John Hancock Funds II portfolios as a group, including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of the funds' most recent fiscal year end:

---------------------------------------- -------------------------------------- --------------------------------------
                Name of                             Dollar Range of                   Dollar Range of All Funds
           Portfolio Manager                    Portfolio Shares Owned                      Shares Owned
---------------------------------------- -------------------------------------- --------------------------------------
John F. Robertson                                        None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
John W. Vojticek                                         None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Jerry W. Ehlinger                                        None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Asad Kazim                                               None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Daniel Ekins                                             None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
William Leung                                            None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
Kurt Klauditz                                            None                                   None
---------------------------------------- -------------------------------------- --------------------------------------
John Hammond                                             None                                   None
---------------------------------------- -------------------------------------- --------------------------------------


Conflicts of Interest. In addition to managing the assets of the fund, the fund's portfolio managers may have responsibility for managing other client accounts of DeAM, DeAM RREEF or their affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Funds, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the subadvisory fee is based on the performance of the account. This information is provided as of the December 31, 2005.

Other SEC Registered Investment Companies Managed:

------------------------- ------------------- ------------------- -------------------- -------------------
Name of Portfolio             Number of        Total Assets of         Number of        Total Assets of
Manager                       Registered          Registered      Investment Company      Performance-
                              Investment          Investment         Accounts with     Based Fee Accounts
                              Companies           Companies        Performance Based
                                                                          Fee
------------------------- ------------------- ------------------- -------------------- -------------------
John F. Robertson                 8             $5,489,347,410             0                   --
------------------------- ------------------- ------------------- -------------------- -------------------
John W. Vojticek                  8             $5,489,347,410             0                   --
------------------------- ------------------- ------------------- -------------------- -------------------
Jerry W. Ehlinger                 8             $5,489,347,410             0                   --
------------------------- ------------------- ------------------- -------------------- -------------------
Asad Kazim                        8             $5,489,347,410             0                   --
------------------------- ------------------- ------------------- -------------------- -------------------
Daniel Ekins                      0                   --                   0                   --
------------------------- ------------------- ------------------- -------------------- -------------------
William Leung                     0                   --                   0                   --
------------------------- ------------------- ------------------- -------------------- -------------------
Kurt Klauditz                     0                   --                   0                   --
------------------------- ------------------- ------------------- -------------------- -------------------
John Hammond                      0                   --                   0                   --
------------------------- ------------------- ------------------- -------------------- -------------------

Other Pooled Investment Vehicles Managed:

------------------------- ------------------- ----------------------- ---------------------- -----------------------
Name of Portfolio          Number of Pooled      Total Assets of        Number of Pooled        Total Assets of
Manager                       Investment        Pooled Investment      Investment Vehicle      Performance- Based
                               Vehicles              Vehicles             Accounts with           Fee Accounts
                                                                      Performance-Based Fee
------------------------- ------------------- ----------------------- ---------------------- -----------------------
John F. Robertson                 10              $ 825,220,389                 3                 $ 96,194,017
------------------------- ------------------- ----------------------- ---------------------- -----------------------
John W. Vojticek                  10              $ 825,220,389                 3                 $ 96,194,017
------------------------- ------------------- ----------------------- ---------------------- -----------------------
Jerry W. Ehlinger                 10              $ 825,220,389                 3                 $ 96,194,017
------------------------- ------------------- ----------------------- ---------------------- -----------------------
Asad Kazim                        10              $ 825,220,389                 3                 $ 96,194,017
------------------------- ------------------- ----------------------- ---------------------- -----------------------
Daniel Ekins                      3               $ 439,666,000                 0                      --
------------------------- ------------------- ----------------------- ---------------------- -----------------------
William Leung                     2                $ 57,449,165                 0                      --
------------------------- ------------------- ----------------------- ---------------------- -----------------------
Kurt Klauditz                     3              $ 10,239,232,000               1                 $ 56,832,000
------------------------- ------------------- ----------------------- ---------------------- -----------------------
John Hammond                      4                $ 82,588,734                 0                      --
------------------------- ------------------- ----------------------- ---------------------- -----------------------

Other Accounts Managed:

--------------------------- ---------------- ----------------------- -------------------- -------------------
Name of Portfolio Manager      Number of     Total Assets of Other     Number of other     Total Assets of
                            Other Accounts          Accounts            Accounts with        Performance-
                                                                     Performance- Based   Based Fee Accounts
                                                                             Fee
--------------------------- ---------------- ----------------------- -------------------- -------------------
John F. Robertson                 44            $ 3,359,663,475               4             $ 470,012,321
--------------------------- ---------------- ----------------------- -------------------- -------------------
John W. Vojticek                  44            $ 3,359,663,475               4             $ 470,012,321
--------------------------- ---------------- ----------------------- -------------------- -------------------
Jerry W. Ehlinger                 44            $ 3,359,663,475               4             $ 470,012,321
--------------------------- ---------------- ----------------------- -------------------- -------------------
Asad Kazim                        44            $ 3,359,663,475               4             $ 470,012,321
--------------------------- ---------------- ----------------------- -------------------- -------------------
Daniel Ekins                       8             $ 795,656,000                0                   --
--------------------------- ---------------- ----------------------- -------------------- -------------------
William Leung                      3             $ 187,019,728                0                   --
--------------------------- ---------------- ----------------------- -------------------- -------------------
Kurt Klauditz                      0                   --                     0                   --
--------------------------- ---------------- ----------------------- -------------------- -------------------
John Hammond                       1              $ 28,553,726                0                   --
--------------------------- ---------------- ----------------------- -------------------- -------------------

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Funds. DeAM and DeAM RREEF have in place Codes of Ethics that are designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the Funds and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

  o Certain investments may be appropriate for the Funds and also for other clients advised by DeAM or DeAM RREEF, including other client accounts managed by the Funds' portfolio management team. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of DeAM or DeAM RREEF may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Funds may differ from the results achieved for other clients of DeAM or DeAM RREEF. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by DeAM or DeAM RREEF to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Funds. Purchase and sale orders for the Funds may be combined with those of other clients of DeAM or DeAM RREEF in the interest of achieving the most favorable net results to the Funds and the other clients.

  o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. DeAM and DeAM RREEF attempt to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.


  o In some cases, an apparent conflict may arise where DeAM or DeAM RREEF has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. DeAM and DeAM RREEF will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, DeAM and DeAM REEF have in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

Deutsche Asset Management, Inc. ("DeAM") is owned by Deutsche Bank AG, a multi-national financial services company. RREEF America L.L.C., an investment management affiliate of DeAM ("DeAM RREEF"), located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Therefore, DeAM and DeAM RREEF are affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial subadvisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential subadvisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' subadvisory accounts. These are considerations of which subadvisory clients should be aware and which may cause conflicts that could be to the disadvantage of DeAM's or DeAM RREEF's subadvisory clients. DeAM and DeAM RREEF have instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Funds' Board.

    RREEF Global Advisers Limited ("RREEF GA"), whose registered address is Winchester House, 1 Great Winchester Street, London, EC2N 2DB, is a wholly owned subsidiary of Deutsche Asset Management Group Limited, the holding company of the UK asset management businesses comprising, RREEF Limited, DB Absolute Return Strategies Limited and RREEF GA, It is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The UK asset management business has provided real estate investment management services to institutional investors for over 20 years.

    Deustche Investments Australia Limited ("DIAL"), an investment management affiliate of Deutsche Asset Management (Australia) Limited, is located at Level 21, 83 Clarence Street, Sydney, NSW 2000. DIAL is a subsidiary of Deutsche Australia Limited, a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. DIAL has been a registered investment adviser since 2000.

Deutsche Asset Management (Hong Kong) Limited ("DeAM HK"), whose registered address is 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong, is a wholly owned subsidiary of Deutsche Asia Pacific Holdings Pte Ltd ("DAPH") which is a wholly owned subsidiary of Deutsche Bank AG. DeAM HK was incorporated as a company in Hong Kong in 1994. The principal activities of the company are the provisions of investment management, investment advisory (including advisory services in real estate investments), and market services. It is licensed by the Securities and Futures Commission to deal in Securities, provide advising services on Securities, and provide asset management activities.

Deutsche Asset Management International GMBH, an investment management affiliate of DeAM located at Mainzer Landstrasse 178-190, Frankfurt AM Main, Germany, 60327. Deutsche Asset Management International GMBH has been a registered investment adviser since 1983.




                         Dimensional Fund Advisors Inc.
                                 ("Dimensional")
                        International Small Company Trust

                               Portfolio Managers

In accordance with the team approach used to manage the International Small Cap Trust (the "Portfolio"), the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional Fund Advisors Inc. ("Dimensional"). The portfolio managers and portfolio traders also make daily decisions regarding the Portfolio, including running buy and sell programs based on the parameters established by the Investment Committee. Karen E. Umland coordinates the efforts of all portfolio managers and portfolio traders with respect to international equity portfolios. For this reason, Dimensional has identified Ms. Umland as primarily responsible for coordinating the day-to-day management of the Portfolio.

Investments in Each Portfolio

As of December 31, 2005, neither Ms. Umland nor her immediate family held any ownership interests in the Portfolio..

Description of Compensation Structure

Dimensional's portfolio managers receive a base salary, a semi-annual bonus, and may receive a commission based on services provided to certain clients of Dimensional. Compensation of a portfolio manager is determined at the discretion of the Compensation Committee of Dimensional and is based on a portfolio manager's experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that they manage. The Compensation Committee of Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:


  o Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager's base salary.

  o Semi-Annual Bonus. Each portfolio manager receives a semi-annual bonus. The bonus is based on the factors described above as well as Dimensional's profitability.

  o Commissions for Client Services. Certain portfolio managers may receive a commission based on services the portfolio manager provides to certain clients of Dimensional.

Portfolio managers may be awarded the right to purchase restricted shares of Dimensional' s stock as determined from time to time by the Board of Directors of Dimensional or its delegees. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all Dimensional employees.

Other Managed Accounts

In addition to the Portfolio, Ms. Umland oversees the daily management of (i) other U.S. registered investment companies advised or sub-advised by Dimensional, (ii) other pooled investment vehicles that are not U.S. registered mutual funds and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which Ms. Umland has primary oversight responsibility.

        Number of Accounts  Managed and Total  Assets by Category
        As of December 31, 2005

        o 21 U.S. registered mutual funds with approximately $22,030 million in total assets under management.

        o 4 unregistered pooled investment vehicles with approximately $315 million in total assets under management.

        o 7 other accounts with approximately $2,585 million in total assets under management.

        (none of these accounts have performance fees)


Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day oversight responsibilities with respect to multiple accounts. In addition to the Portfolio, these accounts may include registered mutual funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals ("Accounts"). An Account may have similar investment objectives to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio. Actual or apparent conflicts of interest include:

  o Time Management. The management of the Portfolio and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or Accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolio.

  o Investment Opportunities. It is possible that at times identical securities will be held by the Portfolio and one or more Accounts. However, positions in the same security may vary and the length of time that the Portfolio or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Portfolio and other eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across the Portfolio and other Accounts.

  o Broker Selection. With respect to securities transactions for the Portfolio, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or an Account.

  o Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

  o Client Service Responsibilities. A conflict may arise where a portfolio manager receives a commission for servicing a client in that the portfolio manager may have an incentive to favor the Account of that client over the Portfolio or Accounts that the portfolio manager manages.

  o Investment in a Portfolio. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolio or other Accounts for which they have portfolio management responsibilities.

Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.





                MFC Global Investment Management (U.S.A.) Limited
                                 ("MFC Global")
                            Absolute Return Portfolio


Portfolio Managers. The Portfolio Managers of the portfolios are as follows:

Absolute Return Portfolio:  Steve Orlich, James Robertson

Other Accounts Managed. *
-------------------------- --------------------------------- ----------------------------------------------------------------------
                                                             Other Registered Investment Companies:  Ten (10) funds with total assets of approximately $28.5 Billion.
                           Absolute Return TrustLifestyle
Steve Orlich               Trusts                            Other Pooled Investment Vehicles:  None
                           Index Allocation Trust
                                                             Other Accounts:  Seventeen (17) accounts with total assets of approximately $2.4 billion.
-------------------------- --------------------------------- ----------------------------------------------------------------------
James Robertson            Absolute Return Trust             Other Registered Investment Companies:  ___ funds with total assets of approximately  $____ billion.

                                                             Other Pooled Investment Vehicles: ____

                                                             Other Accounts:  _____ accounts with total assets of approximately $___
                                                             billion.
-------------------------- --------------------------------- ----------------------------------------------------------------------

*None of the accounts have performance based fees.

Potential Conflicts of Interest. Portfolio managers at MFC Global may manage numerous portfolios or accounts and as a result, actual or apparent conflicts of interest may arise.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MFC Global does not track the time a portfolio manager spends on a single portfolio, however, MFC Global will regularly assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MFC Global seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

Conflicts of interest may also arise when allocating and/or aggregating trades. Although a portfolio manager will make investment determinations for a portfolio independently from the investment determinations made by them for any other portfolio, investments may be deemed appropriate for more than one portfolio. In such circumstances, MFC Global may determine that orders for the purchase or sale of the same security for more than one portfolio should be combined. In this event, the transactions will be priced and allocated in a manner deemed to be equitable and in the best interests of all portfolios participating in the transaction.

MFC Global has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, MFC Global monitors a variety of other matters, including compliance with a portfolio or account's investment guidelines and compliance with MFC Global's Code of Ethics.

    Structure of Compensation .


MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance-based bonus is based upon the investment performance of all accounts managed by the portfolio manager over a one-year period. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). The amount of the performance based bonus and participation in equity ownership also reflects the seniority and role of each portfolio manager. MFC Global seeks to ensure retention of portfolio managers through competitive compensation that rewards both individual and team performance. In order to be competitive in the industry, the overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys.


To ensure ongoing competitiveness, total compensation for investment professionals is compared to external asset management organizations on an annual basis, as a minimum; any adjustments to base pay or annual incentive design are made at that time.

Base salary under Asset Management Compensation structure is determined by grade levels / function.

Annual Incentive Plan (AIP) bonus targets range from 10% to 80% of base salary determined by function, grade level and competitive practice, and can reach a maximum of 250% of bonus target depending on company, divisional, individual and portfolio performance.

Stock Option Plan is available for Vice Presidents and above. Restricted Share Unit Grants are available for Assistant Vice Presidents, Vice Presidents and above. Grants issued are dependent upon an individual's long term performance, retention risk, future potential and market conditions.

Ownership of Trust Shares. None of the portfolio managers own shares of any of the portfolios they manage.


                          RiverSource Investments, LLC
                                 ("RiverSource")
                           Mid Cap Value Equity Trust

 -------------------------- ------------------------------------------ -------------- ------------- ---------------
     Portfolio Manager               Other Accounts Managed            Ownership of    Potential     Structure of
                                     As of December 31, 2005            Fund Shares    Conflicts     Compensation
                                                                                      of Interest
                            ------------------------------------------ -------------- ------------- ---------------
                              Number and type of       Approximate
                                                        Total Net
                                                          Assets
                                                        (excluding
                                    account             the fund)
 -------------------------- ------------------------ ----------------- -------------- ------------- ---------------
        Warren Spitz        6 Registered              $11.17 billion
 -------------------------- Investment Companies*                      --------------
        Laton Spahr
 -------------------------- 1 Pooled Investment                        --------------
        Steve Schroll       Vehicle                   $0.16 billion                        (1)            (2)


                            1 other account
                                                      $0.01 billion
 -------------------------- ------------------------ ----------------- -------------- ------------- ---------------

* The advisory fee paid is based in part on the performance of the fund or account.

Potential Conflicts of Interest

(1) RiverSource Investments, LLC (RiverSource Investments) portfolio managers may manage one or more mutual fund as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicles whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution for all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

Structure of Compensation

(2) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the Fund, and by the short term (typically one-year) and long-term (typically three year) pre-tax performance of those accounts in relation to the relevant peer group universe. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in the company's 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


                         Sovereign Asset Management LLC
                                High Income Fund

The portfolio manager of the High Income Fund is: Arthur N. Calavritinos, CFA. As of December 31, 2005, Mr. Calavritinos managed the following other accounts:

-------------------- ---------------------------- ----------------------------------------------------------------------------------
 PORTFOLIO MANAGER              FUND                                  OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
       NAME
                                                                                 (AS OF DECEMBER 31, 2005)

-------------------- ---------------------------- ----------------------------------------------------------------------------------
Arthur N.            High Income Fund             Other Registered Investment Companies:  One (1) fund with total assets of
Calavritinos                                      approximately $836.1 million.



                                                  Other Pooled Investment Vehicles:  None



                                                  Other Accounts:  None.

-------------------- ---------------------------- ----------------------------------------------------------------------------------

Sovereign Asset Management does not generally receive a fee based upon the investment performance of the accounts reflected in the table above.


                         T. Rowe Price Associates, Inc.
                             Real Estate Equity Fund

Portfolio Managers.  The portfolio manager is as follows:


  David M. Lee (Real Estate Equity Fund)


Other Accounts Managed


As of December 31, 2005, the portfolio managers managed the following other accounts.


                                                                   NUMBER OF                     TOTAL
    David M. Lee                                                    Accounts                    Assets

                                                                                             (in millions)
    >>       registered investment companies: .............                                        $
                                                             -----------------------    ------------------------
    >>       other pooled investment vehicles:.............                                        $
                                                             -----------------------    ------------------------
    >>       other accounts:...............................                                        $
                                                             -----------------------    ------------------------

*Total assets are based on T. Rowe Price internal records as of December 31, 2005.

    Please be advised thatDavid Lee did not manage any accounts for which advisory fees are based on performance.


    Potential Conflicts of Interest. We are not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Funds' investments and the investments of the other account(s) included this response.

    Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager Compensation" below, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

    Structure of Compensation. Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

    Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

    Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

    All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

    This compensation structure is used for all portfolios managed by the portfolio manager.

    Ownership of Shares of Trust funds Managed. David Lee did not beneficially own any shares of the Real Estate Equity Fund.

APPENDIX D - Proxy Voting Policies

                           John Hancock Advisers, LLC
                         SOVEREIGN ASSET MANAGEMENT LLC

                              Proxy Voting Summary

We believe in placing our clients' interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients' holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients' investments.

Currently, John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management LLC ("Sovereign") manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or Sovereign makes the final decision as to how to vote our clients' proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and Sovereign will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and Sovereign vote proxies. The guidelines of JHA have been approved and adopted by each fund client's board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and Sovereign's other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

JHA and Sovereign have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines

Board of Directors

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee's qualifications. We will support management's ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders' interests. We believe that this is necessary to attract qualified board members.

Selection of Auditors

We believe an independent audit committee can best determine an auditor's qualifications.

We will vote for management proposals to ratify the board's selection of auditors, and for proposals to increase the independence of audit committees.

Capitalization

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants.

Acquisitions, mergers and corporate restructuring

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In  general,  we  support  proposals  that  foster  good  corporate   governance
procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders' right to: call a special meeting and to eliminate a shareholders' right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

Equity-based compensation

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders' interests.

We will vote against the adoption or amendment of a stock option plan if:

  o the compensation committee is not fully independent;
  o plan dilution is more than 10% of outstanding common stock;
  o the company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval;
  o the option is not premium priced or indexed, or does not vest based on future performance.

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:

  o the plan allows stock to be purchased at less than 85% of fair market value;
  o this plan dilutes outstanding common equity greater than 10%;
  o all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity;
  o the potential dilution from all company plans is more than 85%.

With respect to director stock incentive/option plans, we will vote against management if:

  o the minimum vesting period for options or time lapsing restricted stock is less than one year;
  o if the potential dilution for all company plans is more than 85%.

Other Business

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:

  o change the company name;
  o approve other business;
  o adjourn meetings;
  o make technical amendments to the by-laws or charters;
  o approve financial statements;
  o approve an employment agreement or contract.

Shareholder Proposals

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company's proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:

  o calling for shareholder ratification of auditors;
  o calling for auditors to attend annual meetings;
  o seeking to increase board independence;
  o requiring minimum stock ownership by directors;
  o seeking to create a nominating committee or to increase the independence of the nominating committee;
  o seeking to increase the independence of the audit committee.

Corporate and social policy issues

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

                           JOHN HANCOCK ADVISERS, LLC

                         SOVEREIGN ASSET MANAGEMENT LLC

                             Proxy Voting Procedures

The role of the proxy voting service

John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management LLC ("Sovereign") have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and Sovereign. When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

The role of the proxy oversight group and coordinator

The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or Sovereign. When a question arises regarding how a proxy should be voted the coordinator contacts the firm's investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm's Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees

The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds' investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

Conflicts of interest

Conflicts of interest are resolved in the best interest of clients.

With respect to potential conflicts of interest, proxies will be voted in accordance with JHA's or Sovereign's predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or Sovereign Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund's board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when JHA or Sovereign must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

Policies & Procedures
                                                 Deutsche Bank [GRAPHIC OMITTED]

PROXY VOTING POLICIES AND PROCEDURES

--------------------------------------------------------------------------------
Effective Date:                                             May 5, 2003
--------------------------------------------------------------------------------
Last Revision Date:                                         March 29, 2005
--------------------------------------------------------------------------------
Version:                                                    3
--------------------------------------------------------------------------------


I.  INTRODUCTION

    Deutsche Asset Management (DeAM)(1) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, DeAM's proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 CFR 2509.94-2 (July 29,1994).

II. DEAM'S PROXY VOTING RESPONSIBILITIES

    Proxy votes are the property of DeAM's advisory clients.(2) As such, DeAM's authority and responsibility to vote such proxies depend upon its contractual relationships with its clients. DeAM has delegated responsibility for effecting its advisory clients' proxy votes to Institutional Shareholder Services ("ISS"), an independent third-party proxy voting specialist . ISS votes DeAM's advisory clients' proxies in accordance with DeAM's proxy guidelines or DeAM's specific instructions. Where a client has given specific instructions as to how a proxy should be voted, DeAM will notify ISS to carry out those instructions. Where no specific instructions exists, DeAM will follow the procedures in voting the proxies set forth in this document.

-------------------------------
(1) DeAM refers to Deutsche Investment Management Americas Inc. and Deutsche Asset Management, Inc., each an investment adviser registered under the Investment Advisers Act of 1940. These Policies and Procedures also may apply to other entities within the Deutsche Bank organization for which the Proxy Department and the Proxy Voting Working Group votes proxies, as listed on Exhibit 1.

(2) For purposes of these Policies and Procedures, "clients" refers to persons or entities: for which DeAM serves as investment adviser or sub-adviser; for which DeAM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

    DeAM may have proxy voting responsibilities for investment companies and other clients for which it serves as investment adviser. With respect to client accounts that are sub-advised by an affiliated or unaffiliated investment adviser, DeAM may have proxy voting responsibilities, or such responsibilities may be delegated to the sub-adviser. Similarly, DeAM may have proxy voting responsibilities with respect to advisory client accounts for which it serves as investment sub-adviser.

III. POLICIES

    1. Proxy voting activities are conducted in the best economic interest of clients

    DeAM has adopted the following policies and procedures to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by DeAM in good faith after appropriate review.

    2. The Proxy Voting Working Group

    The Proxy Voting Working Group (the "PVWG") is an internal working group established by DeAM's Investment Committee pursuant to a written charter. The PVWG is responsible for overseeing DeAM's proxy voting activities, including:

        (i) adopting, monitoring and updating guidelines, attached as Exhibit A (the "Guidelines"), that provide how DeAM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters;

       (ii) voting proxies where (A) the issues are not covered by specific client instruction or the Guidelines; (B) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (C) where an exception to the Guidelines may be in the best economic interest of DeAM's clients; and

      (iii) monitoring the Proxy Department's proxy voting activities (see below):

    DeAM's Proxy Department, a unit of DeAM's Asset Management Operations Group, is responsible for coordinating with ISS to administer DeAM's proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS' proxy responsibilities in this regard.

    3. Availability of Proxy Voting Policies and Procedures and proxy voting record

    Copies of these Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at DeAM's discretion. Clients may also obtain information on how their proxies were voted by DeAM as required by law and otherwise at DeAM's discretion; however, DeAM must not selectively disclose its investment company clients' proxy voting records. The Proxy Department will make proxy voting reports available to advisory clients upon request. The investment companies' proxy voting records will be disclosed to shareholders by means of publicly-available annual filings of each company's proxy voting record for 12-month periods ended June 30 (see "Recordkeeping" below).


IV.  PROCEDURES

    The key aspects of DeAM's proxy voting process are as follows:

    1. The PVWG's Proxy Voting Guidelines

        The Guidelines set forth the PVWG's standard voting positions on a comprehensive list of common proxy voting matters. The PVWG has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

        The PVWG will review the Guidelines as necessary to support the best economic interests of DeAM's clients and, in any event, at least annually. The PVWG will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the PVWG will thoroughly review and evaluate the proposed change and the reasons therefor, and the PVWG Chair will ask PVWG members whether anyone outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client has requested or attempted to influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the PVWG Chair, the Chair will promptly notify the Conflicts Review Committee (see below) and will defer the approval, if possible. Lastly, the PVWG will fully document its rationale for approving any change to the Guidelines.

        The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which DeAM votes investment company proxies may differ from proposals for which a DeAM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of ISS. See Section IV.3.B.

    2. Specific proxy voting decisions made by the PVWG

        The Proxy Department Head will refer to the PVWG all proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.

        Additionally, if a member of the Proxy Department, the Proxy Department Head, the PVWG Chair or any member of the PVWG, a portfolio manager, a research analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the PVWG Chair and/or the Proxy Department Head.(3)

        If the Proxy Department refers a proxy proposal to PVWG or PVWG determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the PVWG will evaluate and vote the proxy, subject to the procedures below regarding conflicts.

        The PVWG endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the PVWG's voting determination.

    3. Certain proxy votes may not be cast

-------------------------------
(3) The Proxy Department Head generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt the Proxy Department Head to bring the solicitation to the attention of the PVWG Chair. DeAM portfolio managers, DeAM research analysts and sub-advisers also may bring a particular proxy vote to the attention of the PVWG Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the PVWG Chair distributes to DeAM portfolio managers and DeAM research analysts.

        In some cases, the PVWG may determine that it is in the best economic interests of its clients not to vote certain proxies. For example, it is DeAM's policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote proxies on the loaned securities. Lastly, the PVWG may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.

        The Proxy Department Head will coordinate with the PVWG Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

    4. Conflict of Interest Procedures

        A. Procedures to Address Conflicts of Interest and Improper Influence

Overriding Principle. In the limited circumstances where the PVWG votes proxies,(4) the PVWG will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of DeAM's clients.(5)

        Independence of the PVWG. As a matter of Compliance policy, the PVWG and the Proxy Department are structured to be independent from other parts of Deutsche Bank. Members of the PVWG and employees in the Proxy Department are employees of DeAM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division ("CIB"). Their compensation cannot be based upon their contribution to any business activity outside of DeAM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset

-------------------------------
(4) As mentioned above, the PVWG votes proxies (i) where neither a specific client instruction nor a Guideline directs how the proxy should be voted, (ii) where the Guidelines specify that an issue is to be determined on a case by case basis or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.

(5) The Head of the Proxy Department, who serves as the non-voting secretary of the PVWG, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts Review Committee.

        Management division ("PCAM") regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of DeAM (and within DeAM only on a need to know basis).

        Conflict Review Procedures. There will be a committee (the "Conflicts Review Committee") established within DeAM that will monitor for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the PVWG. Promptly upon a determination that a vote shall be presented to the PVWG, the PVWG Chair shall notify the Conflicts Review Committee. The Conflicts Review Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if DeAM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered "material" to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the PVWG's decision on the particular vote at issue.

        The information considered by the Conflicts Review Committee may include information regarding (i) DeAM client relationships; (ii) any relevant personal conflict known by the Conflicts Review Committee or brought to the attention of the Conflicts Review Committee; (iii) and any communications with members of the PVWG (or anyone participating or providing information to the PVWG) and any person outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client regarding the vote at issue. In the context of any determination, the Conflicts Review Committee may consult with, and shall be entitled to rely upon, all applicable outside experts, including legal counsel.

        Upon completion of the investigation, the Conflicts Review Committee will document its findings and conclusions. If the Conflicts Review Committee determines that (i) DeAM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts Review Committee will so inform the PVWG chair.

        If notified that DeAM has a material conflict of interest as described above, the PVWG chair will obtain instructions as to how the proxies should be voted either from (i) if time permits, the affected clients, or (ii) ISS. If notified that certain individuals should be recused from the proxy vote at issue, the PVWG Chair shall do so in accordance with the procedures set forth below.

        Procedures to be Followed by the PVWG. At the beginning of any discussion regarding how to vote any proxy, the PVWG Chair (or his or her delegate) will inquire as to whether any PVWG member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts Review Committee.

        The PVWG Chair also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client, has: (i) requested that DeAM, the Proxy Department (or any member thereof) or a PVWG member vote a particular proxy in a certain manner; (ii) attempted to influence DeAM, the Proxy Department (or any member thereof), a PVWG member or any other person in connection with proxy voting activities; or (iii) otherwise communicated with a PVWG member or any other person participating or providing information to the PVWG regarding the particular proxy vote at issue, and which incident has not yet been reported to the Conflicts Review Committee.

        If any such incident are reported to the PVWG Chair, the Chair will promptly notify the Conflicts Review Committee and, if possible, will delay the vote until the Conflicts Review Committee can complete the conflicts report. If a delay is not possible, the Conflicts Review Committee will instruct the PVWG whether anyone should be recused from the proxy voting process, or whether DeAM should seek instructions as to how to vote the proxy at issue from ISS or, if time permits, affected clients. These inquiries and discussions will be properly reflected in the PVWG's minutes.

        Duty to Report. Any DeAM employee, including any PVWG member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of the DeAM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a DeAM advisory client to influence, how DeAM votes its proxies has a duty to disclose the existence of the situation to the PVWG Chair (or his or her designee) and the details of the matter to the Conflicts Review Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

        Recusal of Members. The PVWG will recuse from participating in a specific proxy vote any PVWG members (whether voting or ex officio) and/or any other person who (i) are personally involved in a material conflict of interest; or (ii) who, as determined by the Conflicts Review Committee, have actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. The PVWG will also exclude from consideration the views of any person (whether requested or volunteered) if the PVWG or any member thereof knows, or if the Conflicts Review Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.

        If, after excluding all relevant PVWG voting members pursuant to the paragraph above, there are three or more PVWG voting members remaining, those remaining PVWG members will determine how to vote the proxy in accordance with these Policies and Procedures. If there are fewer than three PVWG voting members remaining, the PVWG Chair will obtain instructions as to how to have the proxy voted from, if time permits, the affected clients and otherwise from ISS.

        B. Investment Companies and Affiliated Public Companies

        Investment Companies. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs DeAM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

        Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, e.g., Deutsche bank itself, these proxies will be voted in the same proportion as the vote of other shareholders (i.e., "mirror" or "echo" voting).

        C. Other Procedures That Limit Conflicts of Interest

        DeAM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including:

        o Deutsche Bank Americas Restricted Activities Policy. This policy provides for, among other things, independence of DeAM employees from CIB, and information barriers between DeAM and other affiliates. Specifically, no DeAM employee may be subject to the supervision or control of any employee of CIB. No DeAM employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of DeAM, without the prior approval of Legal or Compliance. Further, no employee of CIB shall have any input into the compensation of a DeAM employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, DeAM employees who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters, or initiatives. Further, under no circumstances should proxy votes be discussed with any Deutsche Bank employee outside of DeAM (and should only be discussed on a need-to-know basis within DeAM).

        o Deutsche Bank Americas Information Barriers for Sections 13 and 16, and Reg. M Policy. This policy establishes information barriers between Deutsche Bank employees from CIB, on the one hand, and Deutsche Bank employees from PCAM. The information barriers depend upon PCAM and CIB personnel adhering to the certain limitations. For example, PCAM and CIB personnel may not share between themselves non-public, proprietary or confidential information. Further, PCAM and CIB personnel may not coordinate or seek to coordinate decision making with respect to particular securities transactions or groups of transactions, or with respect to the voting of particular securities. The policy also states that PCAM (particularly Deutsche Asset Management) and CIB do not employ common managing directors, officers and employees as a general policy matter, and imposes certain restrictions in the event that there are any such common directors, officers or employees

        Other relevant internal policies include the Deutsche Bank Americas Code of Professional Conduct, the Deutsche Bank Americas Confidential and Inside Information Policy, the Deutsche Asset Management Code of Ethics, the Sarbanes-Oxley Senior Officer Code of Ethics, and the Deutsche Bank Group Code of Conduct. The PVWG expects that these policies, procedures and internal controls will greatly reduce the chance that the PVWG (or, its members) would be involved in, aware of or influence by, an actual or apparent conflict of interest.

V.   RECORDKEEPING

DeAM will maintain a record of each vote cast by DeAM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted. In addition, the Proxy Department maintains records for each of the proxy ballots it votes. Specifically, the Department's records include, but are not limited to:

  o The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.

  o Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.

  o Analyst worksheets created for stock option plan and share increase analyses

  o Proxy Edge print-screen of actual vote election.

In addition, DeAM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Department or the PVWG prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

The PVWG also will  create and  maintain  appropriate  records  documenting  its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

DeAM will maintain the above records in an easily accessible place for no less than six years from the end of the fiscal year during which the last entry was made on such record, the first three years in an appropriate DeAM office.

With respect to DeAM's investment company clients, ISS will create and maintain records of each company's proxy voting record for 12-month periods ended June
30. DeAM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:

    o   The name of the issuer of the portfolio security;

    o The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

    o The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

    o   The shareholder meeting date;

    o    A brief identification of the matter voted on;

    o Whether the matter was proposed by the issuer or by a security holder; Whether the company cast its vote on the matter;

    o How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

    o   Whether the company cast its vote for or against management.

VI.  THE PVWG'S OVERSIGHT ROLE

In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the PVWG will monitor the proxy voting process by reviewing summary proxy information presented by ISS. The PVWG will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the PVWG's minutes.


Attachment A - Proxy Voting Guidelines
Exhibit 1 - List of Other Advisers

Policies & Procedures
                                                 Deutsche Bank [GRAPHIC OMITTED]

                                                                    Attachment A






                             Deutsche Bank Americas
                                    New York

                            Deutsche Asset Management
                        2005 U.S. Proxy Voting Guidelines

                            As Amended March 29, 2005

               [GRAPHIC OMITTED][GRAPHIC OMITTED][GRAPHIC OMITTED]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

I.   BOARD OF DIRECTORS AND EXECUTIVES.........................................4

  A. ELECTION OF DIRECTORS.....................................................4
  B. CLASSIFIED BOARDS OF DIRECTORS............................................4
  C. BOARD AND COMMITTEE INDEPENDENCE..........................................4
  D. LIABILITY AND INDEMNIFICATION OF DIRECTORS................................4
  E. QUALIFICATIONS OF DIRECTORS...............................................5
  F. REMOVAL OF DIRECTORS AND FILLING OF VACANCIES.............................5
  G. PROPOSALS TO FIX THE SIZE OF THE BOARD.....................................
  H. PROPOSALS TO RESTRICT CHIEF EXECUTIVE OFFICER'S SERVICE ON MULTIPLE BOARDS

II.  CAPITAL STRUCTURE.........................................................6

   A. AUTHORIZATION OF ADDITIONAL SHARES.......................................6
   B. AUTHORIZATION OF "BLANK CHECK" PREFERRED STOCK...........................6
   C. STOCK SPLITS/REVERSE STOCK SPLITS........................................6
   D. DUAL CLASS/SUPERVOTING STOCK.............................................6
   E. LARGE BLOCK ISSUANCE.....................................................7
   F. RECAPITALIZATION INTO A SINGLE CLASS OF STOCK............................7
   G. SHARE REPURCHASES........................................................7
   H. REDUCTIONS IN PAR VALUE..................................................7

III.    CORPORATE GOVERNANCE ISSUES............................................7

   A. CONFIDENTIAL VOTING......................................................7
   B. CUMULATIVE VOTING........................................................8
   C. SUPERMAJORITY VOTING REQUIREMENTS........................................8
   D. SHAREHOLDER RIGHT TO VOTE................................................8

IV.     COMPENSATION...........................................................8

   A. EXECUTIVE AND DIRECTOR STOCK OPTION PLANS................................9
   B. EMPLOYEE STOCK OPTION/PURCHASE PLANS.....................................9
   C. GOLDEN PARACHUTES.......................................................10
   D. PROPOSALS TO LIMIT BENEFITS OR EXECUTIVE COMPENSATION...................10
   E. OPTION EXPENSING........................................................10

V.   ANTI-TAKEOVER RELATED ISSUES.............................................10

   A. SHAREHOLDER RIGHTS PLANS ("POISON PILLS")...............................10
   B. REINCORPORATION.........................................................10
   C. FAIR-PRICE PROPOSALS....................................................11
   D. EXEMPTION FROM STATE TAKEOVER LAWS......................................11
   E. NON-FINANCIAL EFFECTS OF TAKEOVER BIDS..................................11

VI.     MERGERS & ACQUISITIONS................................................11

VII.    SOCIAL & POLITICAL ISSUES.............................................12

   A.   LABOR & HUMAN RIGHTS..................................................12
   B.   ENVIRONMENTAL ISSUES..................................................12
   C.   DIVERSITY & EQUALITY..................................................12
   D.   HEALTH & SAFETY.......................................................13
   E.   GOVERNMENT/MILITARY...................................................13
   F.   TOBACCO...............................................................13

VIII.   MISCELLANEOUS ITEMS...................................................14

   A. RATIFICATION OF AUDITORS................................................14
   B. LIMITATION OF NON-AUDIT SERVICES PROVIDED BY INDEPENDENT AUDITOR........14
   C. AUDIT FIRM ROTATION.....................................................14
   D. TRANSACTION OF OTHER BUSINESS...........................................14
   E. MOTIONS TO ADJOURN THE MEETING..........................................15
   F. BUNDLED PROPOSALS.......................................................15
   G. CHANGE OF COMPANY NAME..................................................15
   H. PROPOSALS RELATED TO THE ANNUAL MEETING.................................15
   I.   INVESTMENT COMPANY PROXIES............................................15
   J.   INTERNATIONAL PROXY VOTING............................................16

--------------------------------------------------------------------------------

These Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor.

I. Board of Directors and Executives

A. Election of Directors

Routine: DeAM Policy is to vote "for" the uncontested election of directors. Votes for a director in an uncontested election will be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.

Proxy  contest:   In  a  proxy  contest  involving  election  of  directors,   a
case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors. DeAM will incorporate the decisions of a third party proxy research vendor, currently, Institutional Shareholder Services ("ISS") subject to review by the Proxy Voting Working Group (PVWG) as set forth in the Deutsche Asset Management
(DeAM)'s Proxy Voting Policies and Procedures.

Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management's nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.

B. Classified Boards of Directors

DeAM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.

Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.

C. Board and Committee Independence

DeAM policy is to vote:

1. "For" proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.
2. "For" proposals that require all members of a company's compensation, audit or nominating committees to be independent or unaffiliated directors.
3. "Against" shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.
4.  "For" separation of the Chairman and CEO positions.

Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders' interests are adequately represented.


D. Liability and Indemnification of Directors

DeAM policy is to vote "for" management proposals to limit directors' liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors' liability would affect shareholders' interests in pending litigation.

Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is too great, companies may not be able to find capable directors willing to serve. We support expanding liability only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.

E. Qualifications of Directors

DeAM policy is to follow management's recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.

Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.

F. Removal of Directors and Filling of Vacancies

DeAM policy is to vote "against" proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.

Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders' ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.

Allowing  only   incumbent   directors  to  fill   vacancies  can  serve  as  an
anti-takeover device, precluding shareholders from filling the board until the next regular election.

G. Proposals to Fix the Size of the Board

DeAM policy is to vote:

1. "For" proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.

2. "Against" proposals allowing management to fix the size of the board without shareholder approval.

Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.

H. Proposals to Restrict Chief Executive Officer's Service on Multiple Boards

DeAM policy is to vote "For" proposals to restrict a Chief Executive Officer from serving on more than three outside boards of directors.

Rationale: Chief Executive Officer must have sufficient time to ensure that shareholders' interests are represented adequately.

II. Capital Structure

A. Authorization of Additional Shares

DeAM policy is to vote "for" proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).

Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.

B. Authorization of "Blank Check" Preferred Stock

DeAM policy is to vote:

1. "Against" proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.

2.  "For"  proposals  mandating   shareholder  approval  of  blank  check  stock
    placement.

Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.

C. Stock Splits/Reverse Stock Splits

DeAM policy is to vote "for" stock splits if a legitimate business purpose is set forth and the split is in the shareholders' best interests. A vote is cast "for" a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)

Rationale: Generally, stock splits do not detrimentally affect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.

D. Dual Class/Supervoting Stock

DeAM policy is to vote "against" proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.

Rationale: The "one share, one vote" principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.

E. Large Block Issuance

DeAM policy is to address large block issuances of stock on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the PVWG as set forth in DeAM's Proxy Policies and Procedures. Additionally, DeAM supports proposals requiring shareholder approval of large block issuances.

Rationale:   Stock   issuances  must  be  reviewed  in  light  of  the  business circumstances leading to the request and the potential impact on shareholder value.

F. Recapitalization into a Single Class of Stock

DeAM policy is to vote "for" recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.

Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.

G. Share Repurchases

DeAM policy is to vote "for" share repurchase plans provided all shareholders are able to participate on equal terms.

Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.

H. Reductions in Par Value

DeAM policy is to vote "for" proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)

Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.

III.     Corporate Governance Issues

A. Confidential Voting

DeAM policy is to vote "for" proposals to provide for confidential voting and independent tabulation of voting results and to vote "against" proposals to repeal such provisions.

Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.

B. Cumulative Voting

DeAM policy is to vote "for" shareholder proposals requesting cumulative voting and "against" management proposals to eliminate it. However, the protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast "for" cumulative voting and "against" proposals to eliminate it unless:
a) The company has a five year return on investment greater than the relevant industry index,
b) All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and
c) No shareholder (or voting block) beneficially owns 15% or more of the company.

Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.

Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation, however, the presence of other safeguards may make their use unnecessary.

C. Supermajority Voting Requirements

DeAM policy is to vote "against" management proposals to require a supermajority vote to amend the charter or bylaws and to vote "for" shareholder proposals to modify or rescind existing supermajority requirements. *Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.

Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.

D. Shareholder Right to Vote

DeAM policy is to vote "against" proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote "for" proposals that remove such restrictions.

Rationale: Any reasonable means whereby shareholders can make their views known to management or affect the governance process should be supported.

IV. Compensation

Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board's award of cash compensation amounts to executives unless a particular award or series of awards is deemed excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank's criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.

A. Executive and Director Stock Option Plans

DeAM policy is to vote "for" stock option plans that meet the following criteria:
(1) The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)
(2) The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.
(3) The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.
(4) The plan does not grant options on super-voting stock.

DeAM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and
b) only certain high-level executives are subject to receive the performance based options.

DeAM will support proposals to eliminate the payment of outside director pensions.

Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders' voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.

B. Employee Stock Option/Purchase Plans

DeAM policy is to vote for employee stock purchase plans (ESPPs) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.

DeAM policy is to vote "for" employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.

Rationale: ESOPs and ESPPs encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.

C. Golden Parachutes

DeAM policy is to vote "for" proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote "against" more restrictive shareholder proposals to limit golden parachutes.

Rationale: In setting a reasonable limitation, DeAM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary are excessive.

D. Proposals to Limit Benefits or Executive Compensation

DeAM policy is to vote "against"
1.  Proposals to limit benefits, pensions or compensation and
2. Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission
    (SEC) regulations.

Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.

E. Option Expensing

DeAM policy is to support proposals requesting companies to expense stock options.

Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, DeAM agrees that their value should not be ignored and treated as "no cost" compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.

V. Anti-Takeover Related Issues

A. Shareholder Rights Plans ("Poison Pills")

DeAM policy is to vote "for" proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote
"against" the adoption of poison pills if they are submitted for shareholder ratification.

Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.

B. Reincorporation

DeAM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights. If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder's interests and a vote cast "against."

Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.

C. Fair-Price Proposals

DeAM policy is to vote "for" management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company's shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights. A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.

Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.

D. Exemption from state takeover laws

DeAM policy is to vote "for" shareholder proposals to opt out of state takeover laws and to vote "against" management proposals requesting to opt out of state takeover laws.

Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.

E. Non-financial Effects of Takeover Bids

Policy is to vote "against" shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.

Rationale: Non-financial effects may often be subjective and are secondary to DeAM's stated purpose of acting in its client's best economic interest.

VI. Mergers & Acquisitions

Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis incorporating information from an independent proxy research source (currently ISS.) Additional resources including portfolio management and research analysts may be considered as set forth in DeAM's Policies and Procedures.

VII. Social & Political Issues

With increasing frequency, shareholder proposals are submitted relating to social and political responsibility issues. Almost universally, the company management will recommend a vote "against" these proposals. These types of proposals cover an extremely wide range of issues. Many of the issues tend to be controversial and are subject to more than one reasonable, yet opposing, theory of support. More so than with other types of proxy proposals, social and political responsibility issues may not have a connection to the economic and corporate governance principles affecting shareholders' interests. DeAM's policy regarding social and political responsibility issues, as with any other issue, is designed to protect our client shareholders' economic interests.

Occasionally, a distinction is made between a shareholder proposal requesting direct action on behalf of the board and a request for a report on (or disclosure of) some information. In order to avoid unduly burdening any company with reporting requirements, DeAM's policy is to vote against shareholder proposals that demand additional disclosure or reporting than is required by the Securities and Exchange Commission unless it appears there is a legitimate issue and the company has not adequately addressed shareholders' concerns.

A. Labor & Human Rights

DeAM policy is to vote "against" adopting global codes of conduct or workplace standards exceeding those mandated by law.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies

B. Environmental Issues

DeAM policy is to vote "against" the adoption of the CERES Principles or other similar environmental mandates (e.g., those relating to Greenhouse gas emissions or the use of nuclear power).

Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involve significant cost to companies.

C. Diversity & Equality

1. DeAM policy is to vote "against" shareholder proposals to force equal employment opportunity, affirmative action or board diversity.

Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.


2. DeAM policy is also to vote "against" proposals to adopt the MacBride Principles. The MacBride Principles promote fair employment, specifically regarding religious discrimination.

Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the MacBride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.

D. Health & Safety

1. DeAM policy is to vote "against" adopting a pharmaceutical price restraint policy or reporting pricing policy changes.

Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company's competitive position in the marketplace.

2. DeAM policy is to vote "against" shareholder proposals to control the use or labeling of and reporting on genetically engineered products.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.

E. Government/Military

1. DeAM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company's interaction with a particular foreign country or agency.

Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.

2. DeAM policy is to vote "against" shareholder proposals regarding political contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

3. DeAM policy is to vote "against" shareholder proposals regarding charitable contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

F. Tobacco

1. DeAM policy is to vote "against" shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as "against" requesting companies to report on the intentional manipulation of nicotine content.

Rationale: Where a tobacco company's actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally affect a company's ability to compete. The disclosure of nicotine content information could affect the company's rights in any pending or future litigation.

4. Shareholder requests to spin-off or restructure tobacco businesses will be opposed.

Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.

VIII. Miscellaneous Items

A. Ratification of Auditors

DeAM policy is to vote "for" a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.

Rationale: Absent evidence that auditors have not performed their duties adequately, support for management's nomination is warranted.

B. Limitation of non-audit services provided by independent auditor

DeAM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company's independent auditor.

Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, DeAM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.

C. Audit firm rotation

DeAM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, DeAM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.

D. Transaction of Other Business

DeAM policy is to vote against "transaction of other business" proposals.

Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.

E. Motions to Adjourn the Meeting

DeAM Policy is to vote against proposals to adjourn the meeting.

Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to make a decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.

F. Bundled Proposals

DeAM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.

Rationale: Shareholders should not be forced to "take the good with the bad" in cases where the proposals could reasonably have been submitted separately.

G. Change of Company Name

DeAM policy is to support management on proposals to change the company name.

Rationale: This is generally considered a business decision for a company.

H. Proposals Related to the Annual Meeting

DeAM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)

Rationale: These are considered routine administrative proposals.

I. Investment Company Proxies

Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently ISS. However, regarding investment companies for which DeAM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, DeAM could vote "for" staggered boards of closed-end investment companies, although DeAM generally votes "against" staggered boards for operating companies. Further, the manner in which DeAM votes investment company proxies may differ from proposals for which a DeAM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.

J. International Proxy Voting

The above guidelines pertain to issuers organized in the United States or Canada. Proxies solicited by other issuers are voted in accordance with the recommendations of an independent third party, currently ISS.

                                                                       Exhibit 1

            List of Advisers Covered by these Policies and Procedures

     Deutsche Asset Management Inc.
     Deutsche Investment Management Americas Inc.
     Investment Company Capital Corp.
     Deutsche Asset Management Investment Services

Effective Date: July 29,2005
                                                                CONFIDENTIAL AND
                                                                     PROPRIETARY

                      PROXY VOTING POLICIES AND PROCEDURES

                         DIMENSIONAL FUND ADVISORS INC,
                         DIMENSIONAL FUND ADVISORS LTD.
                              DFA AUSTRALIA LIMITED

Introduction

    Dimensional is an investment adviser registered with the U.S. Securities and Exchange Commission ("SEC") pursuant to the Investment Advisers Act of 1940 (the "Advisers Act"). Dimensional controls Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA") (Dimensional, DFAL and DFAA are collectively referred to as the "Advisors"). DFAL and DFAA are also investment advisors registered under the Advisers Act.

    The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension hnds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients. Also, a client may, at times, ask an Advisor to provide voting advice on certain proxies without delegating full voting discretion to the Advisor. Depending on the client, the Advisors' duties may include making decisions regarding whether and how to vote proxies as part of an investment manager's fiduciary duty under ERISA.

    The following Proxy Voting Policies and Procedures (the "Procedures") will apply to proxies voted by the Advisors on behalf of clients to the extent that relationships with such clients are subject to the Advisers Act or clients that are registered investment companies under the Investment Company Act of 1940 (the "40 Act"), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional
Emerging Markets Value Fund Inc. (together, the "Dimensional Investment Companies"). The Advisors believe that these Procedures are reasonably designed to meet their goal of ensuring that the Advisors vote proxies in a manner consistent with the best interests of their clients.

Procedures for Voting Proxies

    The Investment Committee (the "Committee") at Dimensional is generally responsible for overseeing each Advisor's proxy voting process. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of each Advisor to vote proxies on behalf of the Advisors' clients, including all authorized traders of the Advisors ("Authorized Persons"). The Committee may modify these Procedures from time to time to meet the goal of these Procedures.

    Generally, the Advisors analyze proxy statements on behalf of their clients and vote proxies in accordance with the Procedures and the Proxy Voting Guidelines (the "Guidelines," attached as Exhibit A to these Procedures). Therefore, an Advisor generally will not vote differently for different clients except when a client has expressly directed the Advisor to vote differently for such client's account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client's individualized proxy voting guidelines, the Advisor will vote the client's proxies pursuant to the client's guidelines.

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

International Proxy Voting

    While the Advisors utilize the Procedures and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company's shareholders.

    With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes; (v) arranging for a proxy to vote locally in person; and (vi) fees charged by custody banks for providing certain services with regard to voting proxies. The Advisors do not vote proxies of non-U.S. companies if it is determined that the estimated costs associated with proxy voting outweigh any anticipated economic benefit of voting.' The Advisors determine whether to vote proxies of non-U.S. companies on a portfolio by portfolio basis, and to the extent it is appropriate, the Advisors generally implement uniform voting procedures for all proxies of a country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisors' decision of whether or not to vote. In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxies exceed the expected costs, the Advisor will make every reasonable effort to vote such proxies.

Conflicts of Interest

    Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of the Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, most proxies that the Advisors receive on behalf of their clients will be voted in accordance with the predetermined Procedures and Guidelines. Therefore, the proxy votes should not result from any conflicts of interest.

    In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines, and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon; disclose any personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.

----------------------------
(1) As the SEC has stated, "There may even be times when refraining from voting a proxy is in the client's best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client ... For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person." See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated it "interprets ERISA 404(aXl) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries." See Department of Labor Release 19,971, CCH, 22,485-23 to 22,485-24 (1994).

    If the Committee member determines that there is no material conflict of interest involving the Advisor or affiliated persons of the Advisor, the Committee member may approve voting the proxy contrary to the Guidelines, so long as the Committee member believes such a vote would be in the best interests of the client. If the Committee member has actual knowledge of a material conflict of interest and recommends a vote contrary to the Guidelines, prior to voting the Advisor will fully disclose the material conflict to the client and vote the proxy in accordance with the direction of the client,' If the client has not provided the Advisor with voting instructions within a reasonable time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor will vote the proxy in accordance with the Guidelines.

Availability of Proxy Voting Information and Recordkeeping

    Each Advisor will inform its clients on how to obtain information regarding the Advisor's vote of its clients' securities. The Advisor will provide its clients with a summary of its proxy voting process and policies and will inform its clients of how they can obtain a copy of the complete Procedures upon request. The Advisor will include such information described in the preceding two sentences in Part 11 of its Form ADV. The Advisor will also provide its existing clients with the above information.

Recordkeeping

    The Advisors will also keep records of the following items: (i) their proxy voting policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and the Advisors' responses (whether a client's request was oral or in writing); and (v) any documents prepared by the Advisors that were'material to making a decision how to vote, or that memorialized the basis for the decision. The Advisors will maintain these records in an easily accessible place for at leastfive years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at its principal office.

Disclosure

    Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of Procedures which Dimensional uses to determine how to vote proxies relating to portfoIio securities of the Dimensional Investment Companies. The disclosure will include a description of the Procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities Inc. (DFAS") or an affiliate of Dimensional or DFAS.

    The semi-annual reports of the Dimensional Investment Companies shall indicate that the Procedures are available: (i) by calling a toll-free number; or (ii) on the SEC's website. If a request for the Procedures is received, the requested description must be sent within three business days by a prompt method of delivery,

----------------------------
(2) In the case of a client that is a Dimensional Investment Company, a Committee member wiIl determine if any conflict of interest may exist, regardless of whether the conflict is material. If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines, prior to voting the Advisor will fully disclose the conflict to the Dimensional Investment Company's Board of DirectorslTrustees or an authorized Committee of the Board and vote the proxy in accordance with the direction of such Board or Committee.

    Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.

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


MFC Global Investment Management logo
[GRAPHIC OMITTED]





                        MFC GLOBAL INVESTMENT MANAGEMENT
                                (U.S.A.) LIMITED










                               PROXY VOTING POLICY



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                                                        ISSUED: AUGUST 2003




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

PROXY VOTING POLICY
--------------------------------------------------------------------------------

MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM (USA)") manages money on behalf of, or provides investment advice to, clients.

Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.

In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act"), and any other law which governs the exercise of voting rights by an investment adviser.

A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.


Fiduciary Duty Guideline Requirements

When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries. Our Policy

A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committees" and "Proxy Services" below.

When voting proxies, the following standards apply:

  o The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

  o Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See "Proxy Committees" below.

  o Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.

  o The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

  o As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.

Proxy Services

Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.

MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS's research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

Proxy Committees

From time to time proxy voting issues arise generally or with respect to a specific vote. In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.

One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee's deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.

Conflicts Procedures

    MFC-GIM (USA) is required to monitor and resolve possible material conflicts ("Conflicts") between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

    Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

    In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

    The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.


Documentation and Client Notification Requirements

The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as

    (i) proxy voting procedures and policies, and all amendments thereto;

    (ii) all proxy statements received regarding client securities;

    (iii) a record of all votes cast on behalf of clients;

    (iv) records of all client requests for proxy voting information;

    (v) any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

    (vi) all records relating to communications with clients regarding conflicts of interest in voting; and

    (vii) any other material required by law to be kept from time to time.

MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

                          RIVERSOURCE INVESTMENTS, LLC
           Information Regarding Proxy Voting Policies and Procedures

RiverSource Investments, LLC ("RiverSource Investments") and its investment advisory affiliates (each referred to individually as an "Affiliate" and collectively as the "Affiliates"), are each obligated to vote proxies in the best interests of their respective clients when vested with proxy voting authority. The Affiliates have adopted written policies and procedures (the "Policies and Procedures") that are designed to satisfy each Affiliate's fiduciary obligation with respect to proxy voting. In voting proxies on behalf of their clients, the Affiliates apply the following general principles in an effort to satisfy this fiduciary obligation:

  o  Maximizing shareholder value;
  o  considering all relevant factors; and
  o  voting without undue influence from individuals or groups.

The proxy voting structure adopted by each Affiliate is designed to ensure that each Affiliate is satisfying its fiduciary and other regulatory obligations that govern the voting of proxies while allowing each Affiliate to vote proxies based on what it believes is prudent and will maximize long-term shareholder value.

Proxy Voting Guidelines/Voting Consistency Among Affiliates
Each Affiliate has adopted proxy voting guidelines covering certain types of proposals. These guidelines indicate whether the Affiliate votes for or against a particular proposal, or whether the matter should be considered on a case-by-case basis. Where the Affiliates are vested with proxy voting authority, and in the absence of specific guidelines provided by a client, the voting guidelines will generally result in proxies on a given issue being voted in the same fashion for the accounts of each Affiliate. However, recognizing that each Affiliate has an independent fiduciary obligation with respect to the voting of proxies, the Policies and Procedures fully preserve the ability of each Affiliate to vote in a manner contrary to one or more other Affiliates.

Examples of the approach taken in the Affiliates' proxy voting guidelines with respect to certain types of proposals include:

  o Corporate governance matters - The guidelines support proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.
  o Changes in capital structure - The guidelines support voting for amendments to corporate documents that strengthen the financial condition of a business.
  o Stock option plans and other management compensation issues - The guidelines support proxy proposals where management is giving thoughtful consideration to developing a balanced compensation structure with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.
  o Social and corporate policy issues - The guidelines encourage proxy proposals that address the business interests of the corporation. Such proposals, typically request that the company disclose or amend certain business practices, but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on shareholder value.

In exercising their proxy voting responsibilities, the Affiliates may rely upon one or more third parties for execution and research services. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

Administration and Implementation of Policies and Procedures
The administration of the proxy voting process is handled by a central point of administration servicing the Affiliates (the "Proxy Administrator"). Among other duties, the Proxy Administrator identifies situations where the guidelines do not clearly require that an Affiliate vote in a particular manner and assists in researching and making voting recommendations. In addition, while each Affiliate ultimately decides how it will vote each proxy, a Proxy Committee ("Committee") reviews the Policies and Procedures and helps ensure quality and objectivity in connection with the Affiliates' proxy voting procedures. The Committee serves a general oversight function designed to ensure that each Affiliate's interests are represented with respect to proxy voting procedures.

Conflicts of Interest
In voting proxies on behalf of clients, the Affiliates seek to carry out their respective responsibilities without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. To identify and address potential conflicts of interest, the Proxy Administrator identifies those instances in which an Affiliate intends to vote in a manner inconsistent with the guidelines or when a proxy proposal is not covered by the guidelines. In these cases, certain conflict of interest reviews are conducted. To the extent a conflict is identified, the Proxy Administrator will coordinate with the Committee to facilitate a resolution that is consistent with each Affiliate's fiduciary obligations. With respect to Ameriprise Financial, Inc. proxies, the Affiliates vote in accordance with the recommendation of an independent third party.

Proxy Voting Record
The Affiliates  maintain proxy voting  records and related  records  designed to meet their respective obligations under applicable law. The Affiliates' separately managed account clients may obtain a complete copy of the Policies and Procedures and other information regarding how their proxies were voted upon request by calling the Global Administration area or by writing to the Affiliate.

Recordkeeping
Each Affiliate makes and maintains the records required by applicable law with respect to each advisory client for whom the Affiliate exercises proxy voting authority. Where permitted by and in accordance with applicable law, each Affiliate may rely on third parties to make and retain, on the Affiliate's behalf, a copy of relevant records.

                        T. ROWE PRICE INTERNATIONAL, INC
                   T. ROWE PRICE STABLE ASSET MANAGEMENT, INC
                  T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
                   T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

                      PROXY VOTING POLICIES AND PROCEDURES


RESPONSIBILITY TO VOTE PROXIES

     T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds ") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

     T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

     Fiduciary Considerations . It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

     Consideration Given Management Recommendations . One of the primary factors
T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.


ADMINISTRATION OF POLICIES AND PROCEDURES

     Proxy Committee. T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.

     Investment Support Group. The Investment Support Group ("Investment Support Group") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

     Proxy Administrator. The Investment Support Group will assign a Proxy Administrator ("Proxy Administrator") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.


HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

     In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.


Meeting Notification

     T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

Vote Determination

     ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

     Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

     Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

     Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. We also withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.

o Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

o Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock.

o Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

     o  Corporate environmental practices;
     o  Board diversity;
     o  Employment practices and employment opportunity;
     o  Military, nuclear power and related energy issues;
     o  Tobacco, alcohol, infant formula and safety in advertising practices;
     o  Economic conversion and diversification;
     o  International labor practices and operating policies;
     o  Genetically-modified foods;
     o  Animal rights; and
     o  Political contributions/activities and charitable contributions.

     Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

     Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. If a research analyst or portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management.

     Index and Passively Managed Accounts -Proxy voting for index and other passively-managed portfolios is administered by the Investment Support Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

     Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Support Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

     Shareblocking -Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.

     Securities on Loan -The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process

     Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

     On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

     Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

     The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting.

     Application of the T. Rowe Price guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Administrator and the Proxy Committee review all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by the Proxy Administrator to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy.

     Specific Conflict of Interest Situations -Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.


REPORTING AND RECORD RETENTION

     Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

     T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

99.(a).1    Agreement  and  Declaration  of Trust  dated June 28,  2005.*

99.(a).2 Amended and Restated Agreement and Declaration of Trust dated August 12, 2005.**

99.(b)      By-laws of the Registrant dated June 28, 2005.*

99.(c)      See Exhibits (a) and (b).

99.(d)      Advisory Agreement and Subadvisory Agreements

99.(d).1    Advisory Agreement.****

99.(d).2 Subadvisory Agreement between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc.****

99.(d).3 Subadvisory Agreement between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc.****

99.(d).4 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. ****

99.(d).5 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC.****

99.(d).6 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc.****

99.(d).7    Form  of  Subadvisory  Agreement  between  John  Hancock  Investment
            Management   Services,   LLC  and  Fidelity  Management  &  Research
            Company.**

99.(d).8 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc.****

99.(d).9 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Grantham, May, Van Otterloo & Co. LLC (Growth & Income Fund).****

99.(d).10   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo & Co. LLC (Growth
            Fund).****

99.(d).11   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo & Co. LLC (Growth
            Opportunities Fund).****

99.(d).12   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and   Grantham,   May,   Van  Otterloo  &  Co.  LLC
            (International Stock Fund).****

99.(d).13   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and Grantham,  May, Van Otterloo & Co. LLC (Intrinsic
            Value Fund).****

99.(d).14   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van Otterloo & Co. LLC (Managed
            Fund).****

99.(d).15   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo  & Co.  LLC (U.S.
            Multi-Sector Fund).****

99.(d).16   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo  & Co. LLC (Value
            Opportunities Fund).****

99.(d).17   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Independence  Investment  LLC.****

99.(d).18   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Jennison Associates LLC.****

99.(d).19   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and John Hancock Advisers.****

99.(d).20   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Legg Mason Capital Management, Inc.****

99.(d).21   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Lord, Abbett & Co.****

99.(d).22   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Marsico Capital Management, LLC.****

99.(d).23   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Massachusetts Financial Services Company.****

99.(d).24   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  Mercury   Advisors  (Fund  Asset   Management,
            L.P.).****

99.(d).25   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  MFC  Global  Investment   Management  (U.S.A.)
            Limited.****

99.(d).26   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  Morgan  Stanley  Investment   Management  (Van
            Kampen).****

99.(d).27   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Munder Capital Management.****

99.(d).28   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Pacific Investment Management Company.****

99.(d).29   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Pzena Investment Management, LLC.****

99.(d).30   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Salomon Brothers Asset Management Inc.****

99.(d).31   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and SSgA Funds Management, Inc.****

99.(d).32   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Sustainable Growth Advisers, L.P. ****

99.(d).33   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and T. Rowe Price Associates, Inc.****

99.(d).34   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Templeton Global Advisors Limited.****

99.(d).35   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Templeton Investment Counsel, Inc.****

99.(d).36   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and UBS Global Asset Management.****

99.(d).37   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  United  States  Trust  Company,   N.A.,  Asset
            Management   Division  and  U.S. Trust  New  York  Asset  Management
            Division.****

99.(d).38   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Wellington Management Company, LLP.****

99.(d).39   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Wells Capital Management, Inc.****

99.(d).40   Transfer  Agreement  on behalf of Active Bond and  Strategic  Income
            Funds transferring John Hancock Advisers, LLC's ("JHA") rights and obligations under the Subadvisory Agreement between John Hancock
            Investment  Management  Services,  LLC  and JHA to  Sovereign  Asset
            Management LLC.*****

99.(e)      Distribution Agreement between Registrant and John Hancock Funds,
            LLC.****

99.(f)      Not Applicable

99.(g)      Custodian Agreement***

99.(h)      Other Material Contracts

99.(h).1    Master Transfer Agency and Service Agreement.****

99.(h).2    Expense Limitation Agreement.****

99.(h).3    Form of Class R3 Service Plan***

99.(h).4    Form of Class R4 Service Plan***

99.(h).5    Form of Class R5 Service Plan***

99.(i)      Opinion and Consent of Counsel.+

99.(j)      Not Applicable

99.(k)      Not Applicable

99.(l)      Not Applicable

99.(m)      Plan of Distribution pursuant to Rule 12b-1

99.(m).1 Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares.****

99.(m).2 Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares.****

99.(m).3 Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares.****

99.(m).4 Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares.****

99.(m).5 Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares.****

99.(m).6 Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares.****

99.(m).7 Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares.****

99.(m).8 Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares.****

99.(n)      Amended Multiple Class Plan pursuant to Rule 18f-3 filed.****

99.(o)      Not Applicable

99.(p) Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

99.(p).1    Code of Ethics for John Hancock Funds II.**

99.(p).2    Code of  Ethics  for John  Hancock  Investment  Management  Services
            LLC.**

99.(p).3    Code of Ethics for A I M Capital Management, Inc.**

99.(p).4    Code of Ethics for American Century.**

99.(p).5    Code of Ethics for Davis Selected Advisors, L.P.**

99.(p).6    Code of Ethics for Declaration Management & Research LLC.**

99.(p).7    Code of Ethics for Deutsche Asset Management, Inc.**

99.(p).8    Code of Ethics for Fidelity Management & Research Company .**

99.(p).9    Code of Ethics for Franklin  Advisers,  Inc.**

99.(p).10   Code of Ethics for Grantham,  Mayo,  Van Otterloo & Co. LLC.**

99.(p).11   Code of Ethics for Independence Investment LLC.**

99.(p).12   Code of Ethics for Jennison Associates LLC.**

99.(p).13   Code of Ethics for John Hancock Advisers.**

99.(p).14   Code of Ethics for Legg Mason Funds Management, Inc.**

99.(p).15   Code of Ethics for Lord, Abbett & Co.**

99.(p).16   Code of Ethics for Marsico Capital Management, LLC.**

99.(p).17   Code of Ethics for Massachusetts Financial Services Company.**

99.(p).18   Code  of  Ethics  for  Mercury  Advisors  (Funds  Asset  Management,
            L.P.).**

99.(p).19   Code  of  Ethics  for  MFC  Global  Investment  Management  (U.S.A.)
            Limited.**

99.(p).20   Code  of  Ethics  for  Morgan  Stanley  Investment  Management  (Van
            Kampen).**

99.(p).21   Code of Ethics for Munder Capital Management.**

99.(p).22   Code of Ethics for Pacific Investment Management Company.**

99.(p).23   Code of Ethics for Pzena Investment Management, LLC

99.(p).24   Code of Ethics for Salomon Brothers Asset Management Inc.**

99.(p).25   Code of Ethics for SSgA Funds Management, Inc.**

99.(p).26   Code of Ethics for Sustainable Growth Advisers, L.P.**

99.(p).27   Code of Ethics for T. Rowe Price Associates, Inc.**

99.(p).28   Code of Ethics for Templeton Global Advisors Limited.**

99.(p).29   Code of Ethics for Templeton Investment Counsel, Inc.**

99.(p).30   Code of Ethics for UBS Global Asset Management.**

99.(p).31   Code of Ethics for United States Trust Company.**

99.(p).32   Code of Ethics for Wellington Management Company, LLP.**

99.(p).33   Code of Ethics for Wells Capital Management, Inc.**

99.(p).34   Code of Ethics for Dimensional Fund Advisers, Inc.+

99.(q)      Power of Attorney +


* Previously filed electronically with initial registration statement on Form N-1A (file numbers 811-21779 and 333-126293) on June 30, 2005, accession number 0000950135-05-003640.

** Previously filed electronically with pre-effective amendment number 1 (file numbers 811-21779 and 333-126293) on September 30, 2005, accession number 0000950135-05-005616.

*** Previously filed electronically with pre-effective amendment number 2 (file numbers 811-21779 and 333-126293) on October 13, 2005, accession number 0000950135-05-005745.

**** Previously filed electronically with post-effective amendment number 2 (file numbers 811-21779 and 333-126293) on January 10, 2006, accession number 0001010521-06-000023.

***** Previously filed electronically with post-effective amendment number 3 (file numbers 811-21779 and 333-126293) on January 31, 2006, accession number 0001010521-06-000054.

+ Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Two of the Trust shareholders are:

(i)  John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA").

John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS

                                                                                        JURISDICTION OF
                       AFFILIATE                            LEGAL ID    % OF EQUITY      INCORPORATION
---------------------------------------------------------   --------    -----------     ----------------
MANULIFE FINANCIAL CORPORATION                                 2            100             CANADA
  John Hancock Financial Services, Inc.                        3            100             Delaware
  The Manufacturers Life Insurance Company                     1            100             Canada
     Manulife Bank of Canada                                  58            100             Canada
     Manulife Financial Services Inc.                        199            100             Canada
     Manulife Securities International Ltd.                   79            100             Canada
     Enterprise Capital Management Inc.                                      20             Ontario
     Cantay Holdings Inc.                                     51            100             Ontario
     FNA Financial Inc.                                      115            100             Canada
       Elliot & Page Limited                                 116            100             Ontario
     NAL Resources Limited                                   117            100             Alberta
     3550435 Canada Inc.                                     107            100             Canada
       MFC Insurance Company Limited                         106            100             Canada
       FCM Holdings Inc.                                     104            100             Philippines
     Manulife Canada Ltd.                                    157            100             Canada
     1293319 Ontario Inc.                                    170            100             Ontario
     3426505 Canada Inc.                                     161            100             Canada
     Canaccord Capital Inc.                                               13.07        British Columbia
     Manulife International Capital Corporation Limited      135            100             Ontario
       Golf Town Canada Inc.                                              43.43             Canada
       Regional Power Inc.                                   136             80             Canada
       Avotus Corp.                                                       10.36             Canada

                                                                                        JURISDICTION OF
                       AFFILIATE                            LEGAL ID    % OF EQUITY      INCORPORATION
---------------------------------------------------------   --------    -----------     ----------------
First North American Insurance Company                        111            100          Canada
JLOC Holding Company                                                          30          Cayman Islands
Opportunity Finance Company                                                   30          Cayman Islands
Resolute Energy Inc.                                                        11.5          Alberta
SEAMARK Asset Management Ltd.                                 118          35.01          Canada
NAL Resources Management Limited                              120            100          Canada
  1050906 Alberta Ltd.                                        127            100          Alberta
PK Liquidating Company II, LLC                                                18          Delaware
Intrepid Energy Corp.                                                         19          Alberta
Manulife Data Services Inc.                                    81            100          Barbados
Micro Optics Design Corporation                                            17.69          Nevada
Innova LifeSciences Corporation                                            15.79          Ontario
2015401 Ontario Inc.                                          140            100          Ontario
2015500 Ontario Inc.                                          154            100          Ontario
MFC Global Investment Management (U.S.A.) Limited             156            100          Canada
Cavalier Cable, Inc.(2)                                                       78          Delaware
2024385 Ontario Inc.                                          153            100          Ontario
6212344 Canada Limited                                        272            100          Canada
NALC Holdings Inc.(3)                                         103             50          Ontario
Manulife Holdings (Alberta) Limited                           201            100          Alberta
 Manulife Holdings (Delaware) LLC                             205            100          Delaware
 The Manufacturers Investment Corporation                      87            100          Michigan
 Manulife Reinsurance Limited                                  67            100          Bermuda
 Manulife Reinsurance (Bermuda) Limited                       203            100          Bermuda
 The Manufacturers Life Insurance Company (U.S.A.)             19            100          Michigan
 Manulife Service Corporation                                   7            100          Colorado
 Manulife Financial Securities LLC                              5            100          Delaware
 Manufacturers Securities Services, LLC(4)                     97             60          Delaware
 The Manufacturers Life Insurance Company of New York          94            100          New York
 The Manufacturers Life Insurance Company of America           17            100          Michigan
 Aegis Analytical Corporation                                              15.41          Delaware
 Manulife Property Management of Washington, D.C., Inc.                      100          Wash., D.C.
 ESLS Investment Limited, LLC                                                 25          Ohio
 Polymerix Corporation                                                      11.4          Delaware
 Ennal, Inc.                                                  124            100          Delaware
 Avon Long Term Care Leaders LLC                              158            100          Delaware
 Ironside Venture Partners I LLC                              196            100          Delaware
 NewRiver Investor Communications Inc.                                     11.29          Delaware
 Ironside Venture Partners II LLC                             197            100          Delaware
 Flex Holding, LLC                                                          27.7          Delaware
 Flex Leasing I, LLC                                                       99.99          Delaware
 Manulife Leasing Co., LLC                                    150             80          Delaware
 Dover Leasing Investments, LLC                                               99          Delaware
MFC Global Fund Management (Europe) Limited                    64            100          England
 MFC Global Investment Management (Europe) Limited                           100          England
WT (SW) Properties Ltd.                                        82            100          England
Manulife Europe Ruckversicherungs-Aktiengesellschaft          138            100          Germany
Manulife International Holdings Limited                       152            100          Bermuda
  Manulife Provident Funds Trust Company Limited              163            100          Hong Kong
  Manulife Asset Management (Asia) Limited                     78            100          Barbados
    Manulife Asset Management (Hong Kong) Limited                            100          Hong Kong
    P.T. Manulife Aset Manajemen Indonesia                    141             85          Indonesia
      P.T. Buanadaya Sarana Informatika(5)                                    96          Indonesia
  Manulife (International) Limited                             28            100          Bermuda
    Manulife-Sinochem Life Insurance Co. Ltd.                  43             51          China
Manulife (Vietnam) Limited                                    188            100          Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.           164            100          Philippines
       FCM Plans, Inc.                                        155            100          Philippines
       Manulife Financial Plans, Inc.                         187            100          Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                     42             71          Indonesia
    P.T. Asuransi Jiwa Arta                                    75            100          Indonesia
Mandiri Prima
    P.T. Asuransi Jiwa Manulife                                             90.4          Indonesia
Prima(6)
   P.T. Asuransi Jiwa Manulife                                              95.9          Indonesia
Inti(7)
    Manulife (Singapore) Pte. Ltd.                             14            100          Singapore
    Manulife Holdings (Bermuda) Limited                       147            100          Bermuda
       Manulife Management Services Ltd.                      191            100          Barbados
       Manufacturers P&C Limited                               36            100          Barbados

                                                                                        JURISDICTION OF
                       AFFILIATE                            LEGAL ID    % OF EQUITY      INCORPORATION
---------------------------------------------------------   --------    -----------     ----------------
Manulife European Holdings 2003 (Alberta) Limited             202          100          Alberta
  Manulife European Holdings (Bermuda) Limited                270          100          Bermuda
    Manulife European Investments (Luxembourg) S.a.r.l.       271          100          Luxembourg
      Manulife Hungary Holdings Limited(8.)                   149           99          Hungary
MLI Resources Inc.                                            193          100          Alberta
  Manulife Life Insurance Company(9)                          180           35          Japan
    MFC Global Investment Management (Japan) Limited          208          100          Japan
  Manulife Century Investments (Bermuda) Limited              172          100          Bermuda
    Manulife Century Investments (Luxembourg) S.A.            173          100          Luxembourg
      Manulife Century Investments (Netherlands) B.V.         174          100          Netherlands
        Manulife Premium Collection Co., Ltd.(10.)            178           57          Japan
        Y.K. Manulife Properties Japan                        142          100          Japan
        Manulife Century Holdings (Netherlands) B.V.          195          100          Netherlands

---------------------
(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(6) 9.6% of P.T. Asuransi Jiwa Manulife Prima is owned by P.T. Buanadaya Sarana Informatika.

(7) 4.1% of P.T. Asuransi Jiwa Manulife Inti is owned by P.T. Buanadaya Sarana Informatika.

(8)   1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(9) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(10.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 25. INDEMNIFICATION

The Registrant's Amended and Restated Declaration of Trust filed previously contains, and the Distribution Agreement filed herewith contains, provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "Fund Details" in the Prospectuses and "Investment Management Agreements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series, John Hancock Municipal Securities Trust, John Hancock World and John Hancock Funds III.

(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

NAME AND PRINCIPAL BUSINESS    POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
         ADDRESS                     UNDERWRITER                WITH REGISTRANT
James R. Boyle                   Chairman and Director             Trustee
601 Congress Street
Boston, Massachusetts 02210

Keith F. Hartstein             Director, President and Chief       President
601 Congress Street                 Executive Officer
Boston, Massachusetts 02210

John G. Vrysen               Director, Executive Vice President Chief Financial
601 Congress Street             and Chief Financial Officer        Officer
Boston, Massachusetts 02210

Mitchell A. Karmen               Chief Compliance Officer          None
601 Congress Street
Boston, Massachusetts 02210

Peter Copestake                       Treasurer                    None
601 Congress Street
Boston, Massachusetts 02210

John T. Litzow                   Senior Vice President             None
601 Congress Street
Boston, Massachusetts 02210

Jeffery H. Long                Vice President, Controller          None
601 Congress Street              and Assistant Treasurer
Boston, Massachusetts 02210

Andrew G. Arnott                      Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Arthur E. Creel                       Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Carey Hoch                            Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Kristine McManus                      Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Daniel Rollins                     Second Vice President           None
601 Congress Street
Boston, Massachusetts 02210

Karen F. Walsh                        Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Kelly A. Conway                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

David Hayter                          Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Cathy Hopkinson                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

William H. King                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Wayne Zuk                             Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Alfred P. Ouellette               AVP, Senior Counsel and          None
601 Congress Street                 Assistant Secretary
Boston, Massachusetts 02210

Brian E. Langenfeld               AVP, Counsel and Assistant       None
601 Congress Street                       Secretary
Boston, Massachusetts 02210

Joyce K. Mahoney                     Assistant Secretary           None
601 Congress Street
Boston, Massachusetts 02210

         (c)  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108,

By Fidelity Management & Research Company, the investment subadviser to the Large Cap Growth Fund, at its offices at 82 Devonshire Street, Boston, MA 02109,

By Wellington Management Company, LLP, the investment subadviser to the Natural Resources Trust, Mid Cap Stock, Small Cap Value, and Investment Quality Bond Funds, at its offices at 75 State Street, Boston, Massachusetts 02109,

By Salomon Brothers Asset Management Inc, the investment subadviser to the Special Value, High Yield, U.S. Government Securities and Strategic Bond Funds, at its offices at 7 World Trade Center, New York, New York 10048,

By T. Rowe Price Associates, Inc., the investment subadviser to the Small Company Value, Health Sciences, Blue Chip Growth, Science & Technology, Spectrum Income, Equity-Income Funds and Real Estate Equity Fund, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

By Morgan Stanley Asset Management Inc., the investment subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

By MFC Global Investment Management (U.S.A.) Limited, the investment subadviser to the Quantitative Mid Cap, Quantitative All Cap, Quantitative Value, Emerging Growth, Pacific Rim, Real Estate Securities, International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, Lifestyle, the Absolute Return Portfolio and Money Market Funds, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5,

By A I M Capital Management, Inc., the investment subadviser to the Mid Cap Core, All Cap Growth and Small Company Growth Funds, at its offices at 11 Greenway Plaza, Houston, Texas, 77046,

By Pacific Investment Management Company, the investment subadviser to the Real Return Bond, Global Bond and Total Return Funds, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660,

By Templeton Global Advisers Limited, the investment subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.

By  Templeton   Investment   Counsel,   Inc.,  the   investment   subadviser  to
International Value and International Small Cap Funds, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By Franklin Advisers, Inc. the investment adviser to the Emerging Small Company Fund, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By Munder Capital Management, the investment adviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Davis Selected Advisers, LP, the investment adviser to the Financial Services and Fundamental Value Funds, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Massachusetts Financial Services Company, the investment adviser to the Strategic Growth, Strategic Value and Utilities Funds, at its offices at 500 Boylston Street, Boston, MA 02116.

By Lord Abbett & Co., the investment adviser to the Mid Cap Value and All Cap Value Funds, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Mercury Advisors, the investment adviser to the Large Cap Value Fund, at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By American Century Investment Management, Inc., the investment adviser to the Small Company Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By Pzena Investment Management, LLC, the investment adviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.

By Sustainable Growth Advisers, L.P., the investment adviser to the U.S. Global Leaders Growth Fund, at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By Legg Mason Capital Management, Inc., the investment adviser to the Core Equity Fund, at its offices at 100 Light

Street, Baltimore, Maryland 21202.

By Sovereign Asset Management LLC, the investment adviser to the Active Bond, Strategic Income Funds and High Income Fund, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603

By Declaration Management & Research LLC, the investment adviser to the Bond Index, Active Bond, Short-Term Bond and Managed Funds, at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Independence Investment LLC, the investment adviser to the Growth & Income Trust II and Managed Trust, at its offices at 53 State Street, Boston, Massachusetts 02109.

By SSgA Funds Management, Inc., the investment adviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Marsico Capital Management, LLC , the investment adviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Wells Fargo Fund Management, LLC, the investment adviser to the Core Bond and the U.S. High Yield Funds, at its offices at 525 Market St., San Francisco, California.

By Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser to the Growth, Growth & Income, International Growth, International Stock, Intrinsic Value, Managed, U.S. Multi Sector and Value Opportinities Funds, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.

By RiverSource Investment, LLC, the investment adviser for the Mid Cap Value Equity Fund, at its 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

By Dimensional Fund Adviser Inc., the investment adviser for the International Small Company Fund, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.

By Deutsche Asset Management, Inc., the investment adviser for the Global Real Estate, Dynamic Growth, All Cap Core, and Real Estate Securities Funds at its offices at 345 Park Avenue, New York, New York 10154.

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 10th day of February, 2006.

                                          JOHN HANCOCK FUNDS II


                                          By:   /s/Keith F. Hartstein
                                                ---------------------
                                                Keith F. Hartstein
                                                President

     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                            TITLE                               DATE


/s/Keith F. Hartstein                President                           February 10, 2006
---------------------
Keith F. Hartstein



/s/John G. Vrysen                    Chief Financial Officer             February 10, 2006
-----------------
John G. Vrysen


         *                           Trustee                             February 10, 2006
-------------------
Charles L. Bardelis


         *                           Trustee                             February 10, 2006
-------------------
James R. Boyle


         *                           Trustee                             February 10, 2006
-------------------
Peter S. Burgess


         *                           Trustee                             February 10, 2006
-------------------
Elizabeth G. Cook

         *                           Trustee                             February 10, 2006
---------------------
William H. Cunningham


         *                           Trustee                             February 10, 2006
---------------------
Charles L.Ladner


         *                           Trustee                             February 10, 2006
---------------------
Hassell H. McClellan


         *                           Trustee                             February 10, 2006
---------------------
James M. Oates

* By Power of Attorney (filed herewith)



JOHN HANCOCK FUNDS II


By:       /s/George M. Boyd
          -------------
Name:     George M. Boyd
Title:    Assistant Secretary

                              John Hancock Funds II

                                POWER OF ATTORNEY


     I do hereby constitute and appoint George Boyd, John J. Danello, Betsy Anne Seel, Gordon M. Shone, Bruce Speca, John Vrysen, or any one of them, my true and lawful attorneys to execute registration statements to be filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act") and/or the Investment Company Act of 1940, as amended (the "1940 Act"), and to do any and all acts and things and to execute any and all instruments for me and in my name in the capacities indicated below, which said attorney, may deem necessary or advisable to enable John Hancock Funds II (the "Trust") to comply with the 1933 Act and the 1940 Act, and any rules, regulations and requirements of the Securities and Exchange Commission, in connection with such registration statement, including specifically, but without limitation, power and authority to sign for me in the capacity indicated below, any and all amendments (including post-effective amendments); and I do hereby ratify and confirm all that the said attorneys, or any of them, shall do or cause to be done by virtue of this power of attorney.


SIGNATURE                                   TITLE                          DATE
---------                                   -----                          ----

/s/ Charles L. Bardelis                     Trustee                        *
Charles L. Bardelis

/s/ Peter S. Burgess                        Trustee                        *
Peter S. Burgess

/s/ Elizabeth G. Cook                       Trustee                        *
Elizabeth G. Cook

/s/ William H. Cunningham                   Trustee                        *
William H. Cunningham

/s/ James Boyle                             Trustee                        *
James Boyle

/s/ Charles L.Ladner                        Trustee                        *
Charles L.Ladner

/s/ Hassell H. McClellan                    Trustee                        *
Hassell H. McClellan

/s/ John M. Oates                           Trustee                        *
John M. Oates


*August 23, 2005